UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series High Income Fund

July 31, 2017

FSH-QTLY-0917
1.924275.106

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 78.8%
	Principal Amount	Value
Convertible Bonds - 0.3%
Capital Goods - 0.1%
General Cable Corp. 4.5% 11/15/29 (a)	$2,824,000	$2,488,650
Diversified Financial Services - 0.2%
Ensco Jersey Finance Ltd. 3% 1/31/24 (b)	5,510,000	4,359,788

TOTAL CONVERTIBLE BONDS		6,848,438

Nonconvertible Bonds - 78.5%
Aerospace - 0.2%
DAE Funding LLC:
4% 8/1/20 (b)(c)	1,685,000	1,712,381
4.5% 8/1/22 (b)(c)	2,110,000	2,146,925
5% 8/1/24 (b)(c)	2,905,000	2,966,731
		6,826,037
Automotive & Auto Parts - 0.4%
Allison Transmission, Inc. 5% 10/1/24 (b)	3,155,000	3,265,425
Lithia Motors, Inc. 5.25% 8/1/25 (b)	1,855,000	1,910,650
Penske Automotive Group, Inc. 5.5% 5/15/26	855,000	857,138
The Goodyear Tire & Rubber Co. 5% 5/31/26	5,140,000	5,294,200
		11,327,413
Banks & Thrifts - 1.3%
Ally Financial, Inc.:
4.25% 4/15/21	2,420,000	2,489,575
5.75% 11/20/25	22,265,000	23,823,550
Royal Bank of Scotland Group PLC 5.125% 5/28/24	9,570,000	10,149,731
		36,462,856
Broadcasting - 1.0%
AMC Networks, Inc.:
4.75% 8/1/25	3,395,000	3,424,876
5% 4/1/24	855,000	880,650
CBS Radio, Inc. 7.25% 11/1/24 (b)	3,765,000	3,967,369
iHeartCommunications, Inc.:
9% 9/15/22	3,755,000	2,778,700
10.625% 3/15/23	4,900,000	3,650,500
11.25% 3/1/21 (b)	4,625,000	3,445,625
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)	1,700,000	1,734,000
5% 8/1/27 (b)	3,400,000	3,472,692
5.375% 7/15/26 (b)	3,680,000	3,856,824
		27,211,236
Building Materials - 0.7%
Builders FirstSource, Inc. 5.625% 9/1/24 (b)	2,735,000	2,871,750
Building Materials Corp. of America:
5.5% 2/15/23 (b)	4,430,000	4,673,650
6% 10/15/25 (b)	4,195,000	4,483,406
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)	1,255,000	1,289,513
U.S. Concrete, Inc. 6.375% 6/1/24	2,770,000	2,956,975
USG Corp.:
4.875% 6/1/27 (b)	785,000	810,513
5.5% 3/1/25 (b)	2,770,000	2,956,975
		20,042,782
Cable/Satellite TV - 5.3%
Altice SA 7.75% 5/15/22 (b)	34,260,000	36,401,250
Altice U.S. Finance SA:
5.375% 7/15/23 (b)	5,690,000	5,974,500
5.5% 5/15/26 (b)	12,000,000	12,720,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	4,450,000	4,605,750
5.125% 5/1/27 (b)	13,450,000	13,903,938
5.5% 5/1/26 (b)	7,285,000	7,740,313
5.75% 9/1/23	7,640,000	7,936,050
5.875% 4/1/24 (b)	9,080,000	9,749,650
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)	4,245,000	4,339,154
CSC Holdings, Inc. 5.5% 4/15/27 (b)	5,810,000	6,187,650
DISH DBS Corp.:
5.875% 7/15/22	4,135,000	4,500,699
6.75% 6/1/21	4,995,000	5,519,475
7.75% 7/1/26	2,390,000	2,862,025
Virgin Media Finance PLC 4.875% 2/15/22	8,880,000	8,325,000
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)	2,895,000	3,068,700
VTR Finance BV 6.875% 1/15/24 (b)	2,000,000	2,132,500
Ziggo Secured Finance BV 5.5% 1/15/27 (b)	13,505,000	13,977,675
		149,944,329
Capital Goods - 1.3%
Belden, Inc. 5.25% 7/15/24 (b)	5,435,000	5,652,400
General Cable Corp. 5.75% 10/1/22 (d)	29,166,000	29,895,150
		35,547,550
Chemicals - 4.5%
A. Schulman, Inc. 6.875% 6/1/23	5,155,000	5,386,975
Blue Cube Spinco, Inc. 10% 10/15/25	6,250,000	7,750,000
CF Industries Holdings, Inc.:
3.45% 6/1/23	9,945,000	9,422,888
5.15% 3/15/34	12,430,000	11,404,525
5.375% 3/15/44	7,085,000	6,376,500
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	4,285,000	4,488,538
Momentive Performance Materials, Inc. 3.88% 10/24/21	18,676,000	18,722,690
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)	27,576,000	3
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)	4,050,000	4,075,313
5.25% 6/1/27 (b)	4,555,000	4,566,388
The Chemours Co. LLC:
5.375% 5/15/27	1,235,000	1,301,381
6.625% 5/15/23	6,805,000	7,307,617
7% 5/15/25	10,405,000	11,601,575
Tronox Finance LLC 6.375% 8/15/20	24,115,000	24,235,575
Valvoline Finco Two LLC 5.5% 7/15/24 (b)	2,075,000	2,199,500
Versum Materials, Inc. 5.5% 9/30/24 (b)	2,965,000	3,150,313
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)	2,165,000	2,327,375
5.625% 10/1/24 (b)	2,475,000	2,666,813
		126,983,969
Consumer Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)	210,000	221,025
First Quality Finance Co., Inc. 5% 7/1/25 (b)	2,380,000	2,456,874
		2,677,899
Containers - 1.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)	12,285,000	12,561,413
6% 2/15/25 (b)	3,267,000	3,479,355
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (b)	2,385,000	2,402,888
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)	4,140,000	4,445,325
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (b)	3,950,000	4,157,375
		27,046,356
Diversified Financial Services - 4.5%
Aircastle Ltd.:
5% 4/1/23	4,435,000	4,718,840
5.125% 3/15/21	4,795,000	5,082,700
AssuredPartners, Inc. 7% 8/15/25 (b)	1,180,000	1,188,850
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)	6,930,000	7,519,050
CIT Group, Inc. 5% 8/15/22	9,475,000	10,238,685
FLY Leasing Ltd.:
6.375% 10/15/21	9,522,000	9,986,198
6.75% 12/15/20	3,975,000	4,158,844
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)	2,070,000	2,230,425
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	3,385,000	3,429,682
6.25% 2/1/22	2,180,000	2,269,249
ILFC E-Capital Trust I 4.34% 12/21/65 (b)(d)	8,630,000	8,236,472
ILFC E-Capital Trust II 4.59% 12/21/65 (b)(d)	9,553,000	9,170,880
Intelsat Connect Finance SA 12.5% 4/1/22 (b)	1,698,000	1,627,958
MSCI, Inc.:
4.75% 8/1/26 (b)	3,040,000	3,154,000
5.75% 8/15/25 (b)	1,635,000	1,769,888
Navient Corp.:
5% 10/26/20	2,425,000	2,497,750
6.75% 6/25/25	6,740,000	7,077,000
7.25% 9/25/23	655,000	716,603
SLM Corp.:
4.875% 6/17/19	6,680,000	6,897,100
6.125% 3/25/24	3,215,000	3,335,563
7.25% 1/25/22	2,925,000	3,202,875
8% 3/25/20	6,038,000	6,678,028
Springleaf Financial Corp.:
6.125% 5/15/22	3,365,000	3,533,250
8.25% 12/15/20	3,180,000	3,569,550
Tervita Escrow Corp. 7.625% 12/1/21 (b)	13,130,000	13,326,950
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (b)	2,520,000	2,589,300
		128,205,690
Diversified Media - 1.7%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	6,115,000	6,298,450
7.625% 3/15/20	11,345,000	11,373,363
7.625% 3/15/20	1,000,000	1,007,500
E.W. Scripps Co. 5.125% 5/15/25 (b)	750,000	776,250
MDC Partners, Inc. 6.5% 5/1/24 (b)	10,793,000	10,846,965
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (b)	2,255,000	2,328,288
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	14,730,000	15,190,313
		47,821,129
Electric Utilities No Longer Use - 0.1%
NRG Yield Operating LLC 5% 9/15/26	2,780,000	2,828,650
Energy - 10.6%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.5% 5/20/25	4,270,000	4,312,700
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)	6,440,000	6,601,000
Baytex Energy Corp. 5.125% 6/1/21 (b)	3,495,000	3,189,188
Calfrac Holdings LP 7.5% 12/1/20 (b)	5,875,000	5,390,313
California Resources Corp. 8% 12/15/22 (b)	12,825,000	8,175,938
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 (b)	3,075,000	3,201,844
Chesapeake Energy Corp.:
4.875% 4/15/22	2,610,000	2,401,200
5.375% 6/15/21	7,335,000	6,839,888
8% 12/15/22 (b)	989,000	1,048,340
8% 1/15/25 (b)	2,135,000	2,140,338
8% 6/15/27 (b)	3,945,000	3,945,000
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	16,028,000	16,308,490
Concho Resources, Inc.:
4.375% 1/15/25	5,545,000	5,718,281
5.5% 4/1/23	395,000	407,838
Consolidated Energy Finance SA 6.875% 6/15/25 (b)	3,085,000	3,239,250
Continental Resources, Inc.:
4.5% 4/15/23	4,815,000	4,694,625
5% 9/15/22	11,710,000	11,600,160
Covey Park Energy LLC 7.5% 5/15/25 (b)	2,260,000	2,316,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	2,590,000	2,638,563
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	5,900,000	5,988,500
Denbury Resources, Inc.:
4.625% 7/15/23	10,949,000	5,583,990
5.5% 5/1/22	6,110,000	3,314,675
Ensco PLC:
5.2% 3/15/25	2,605,000	2,057,950
5.75% 10/1/44	5,160,000	3,444,300
Exterran Energy Solutions LP 8.125% 5/1/25 (b)	2,790,000	2,915,550
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	2,120,000	2,098,800
FTS International, Inc. 6.25% 5/1/22	8,000,000	6,940,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	5,160,000	4,899,420
5.75% 10/1/25 (b)	3,650,000	3,558,750
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.125% 7/15/19	3,205,000	3,176,956
6.125% 3/1/25 (b)	4,070,000	3,693,525
7.5% 11/1/23 (b)	2,375,000	2,291,875
NGPL PipeCo LLC:
4.375% 8/15/22 (b)	725,000	745,844
4.875% 8/15/27 (b)	725,000	745,844
Noble Holding International Ltd.:
5.25% 3/15/42	3,815,000	2,212,700
6.05% 3/1/41	3,935,000	2,388,545
7.7% 4/1/25 (d)	3,075,000	2,371,594
7.75% 1/15/24	15,275,000	12,156,639
NuStar Logistics LP 5.625% 4/28/27	1,445,000	1,531,700
Parsley Energy LLC/Parsley 6.25% 6/1/24 (b)	1,030,000	1,091,800
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	9,290,000	9,336,450
7.25% 6/15/25 (b)	7,740,000	7,585,200
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	995,000	1,024,850
PDC Energy, Inc. 6.125% 9/15/24 (b)	1,795,000	1,842,119
Range Resources Corp. 5% 3/15/23 (b)	3,405,000	3,362,438
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	4,540,000	4,505,950
5.625% 11/15/23	2,665,000	2,611,700
SemGroup Corp. 6.375% 3/15/25 (b)	3,685,000	3,648,150
SM Energy Co.:
5% 1/15/24	8,500,000	7,905,000
5.625% 6/1/25	4,185,000	3,912,975
6.125% 11/15/22	8,320,000	8,153,600
6.5% 1/1/23	7,270,000	7,197,300
6.75% 9/15/26	2,280,000	2,268,600
Southwestern Energy Co.:
4.1% 3/15/22	17,615,000	16,425,988
5.8% 1/23/20 (d)	5,505,000	5,683,913
Sunoco LP/Sunoco Finance Corp. 6.375% 4/1/23	6,335,000	6,667,588
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	4,185,000	4,122,225
5.125% 2/1/25 (b)	2,885,000	2,967,944
6.75% 3/15/24	1,490,000	1,612,925
Teine Energy Ltd. 6.875% 9/30/22 (b)	525,000	531,563
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	3,828,000	3,885,420
6.125% 10/15/21	2,620,000	2,714,975
Transocean, Inc. 9% 7/15/23 (b)	3,755,000	3,923,975
Weatherford International Ltd.:
6.5% 8/1/36	3,345,000	2,943,600
7% 3/15/38	3,465,000	3,131,494
Weatherford International, Inc. 6.8% 6/15/37	1,720,000	1,543,700
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	2,965,000	3,194,788
Whiting Petroleum Corp.:
5.75% 3/15/21	2,365,000	2,243,794
6.25% 4/1/23	1,455,000	1,371,338
WPX Energy, Inc.:
5.25% 9/15/24	1,665,000	1,640,025
6% 1/15/22	1,955,000	2,008,763
8.25% 8/1/23	2,555,000	2,810,500
		300,157,263
Entertainment/Film - 0.5%
AMC Entertainment Holdings, Inc. 6.125% 5/15/27	1,625,000	1,671,556
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	4,285,000	4,472,469
5.875% 3/15/25	3,515,000	3,686,356
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(d)	4,980,720	4,582,262
		14,412,643
Environmental - 1.0%
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (b)(c)	1,140,000	1,162,800
Covanta Holding Corp.:
5.875% 3/1/24	6,910,000	6,754,525
5.875% 7/1/25	1,130,000	1,103,163
6.375% 10/1/22	4,804,000	4,924,100
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	13,015,000	13,730,825
		27,675,413
Food & Drug Retail - 2.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)	6,985,000	6,251,575
6.625% 6/15/24 (b)	5,935,000	5,578,900
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (b)	30,150,000	25,929,000
9.375% 9/15/18 pay-in-kind (b)(d)	36,320,000	14,528,000
Performance Food Group, Inc. 5.5% 6/1/24 (b)	3,110,000	3,226,625
Rite Aid Corp. 7.7% 2/15/27	4,550,000	4,504,500
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)	23,460,000	19,002,600
		79,021,200
Food/Beverage/Tobacco - 3.6%
B&G Foods, Inc. 5.25% 4/1/25	3,275,000	3,414,188
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	22,860,000	22,459,950
Cott Beverages, Inc. 5.375% 7/1/22	445,000	461,688
Cott Holdings, Inc. 5.5% 4/1/25 (b)	4,875,000	5,124,844
ESAL GmbH 6.25% 2/5/23 (b)	18,850,000	17,601,188
JBS Investments GmbH:
7.25% 4/3/24 (b)	1,650,000	1,604,625
7.75% 10/28/20 (b)	10,220,000	10,194,450
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	2,990,000	2,960,100
7.25% 6/1/21 (b)	9,335,000	9,486,694
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)	4,245,000	4,430,719
4.875% 11/1/26 (b)	3,135,000	3,277,360
Minerva Luxembourg SA 6.5% 9/20/26 (b)	6,865,000	6,865,000
Post Holdings, Inc. 5% 8/15/26 (b)	3,555,000	3,648,319
Vector Group Ltd. 6.125% 2/1/25 (b)	8,515,000	8,770,450
		100,299,575
Gaming - 0.7%
Eldorado Resorts, Inc. 6% 4/1/25	750,000	802,500
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	2,185,000	2,381,650
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)	1,100,000	1,193,500
MCE Finance Ltd. 4.875% 6/6/25 (b)	1,150,000	1,141,293
Penn National Gaming, Inc. 5.625% 1/15/27 (b)	900,000	927,000
Scientific Games Corp.:
7% 1/1/22 (b)	6,035,000	6,427,275
10% 12/1/22	3,370,000	3,757,550
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)	2,165,000	2,165,000
Wynn Macau Ltd. 5.25% 10/15/21 (b)	1,045,000	1,065,900
		19,861,668
Healthcare - 11.4%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	4,397,000	4,331,045
AmSurg Corp. 5.625% 7/15/22	2,570,000	2,666,375
Community Health Systems, Inc.:
5.125% 8/1/21	20,275,000	20,401,719
6.25% 3/31/23	3,690,000	3,782,250
6.875% 2/1/22	57,479,000	49,288,202
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	4,465,000	4,582,206
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	9,975,000	10,255,547
HCA Holdings, Inc.:
4.5% 2/15/27	4,780,000	4,887,550
5.25% 6/15/26	4,930,000	5,336,725
5.375% 2/1/25	4,665,000	4,968,225
5.875% 5/1/23	9,350,000	10,226,563
5.875% 2/15/26	2,680,000	2,921,200
6.25% 2/15/21	5,100,000	5,539,875
7.5% 11/6/33	2,199,000	2,504,111
HealthSouth Corp. 5.75% 9/15/25	3,890,000	4,045,600
IMS Health, Inc. 5% 10/15/26 (b)	6,510,000	6,819,225
Kindred Healthcare, Inc.:
8% 1/15/20	15,875,000	15,954,375
8.75% 1/15/23	12,750,000	12,702,188
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.625% 10/15/23 (b)	3,310,000	3,169,325
MPT Operating Partnership LP/MPT Finance Corp.:
5.5% 5/1/24	3,365,000	3,541,663
6.375% 3/1/24	4,595,000	5,008,550
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)	27,657,000	27,173,003
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	12,260,000	12,689,100
5.5% 2/1/21	8,330,000	8,648,664
SP Finco LLC 6.75% 7/1/25 (b)	2,110,000	2,168,025
Teleflex, Inc. 4.875% 6/1/26	4,340,000	4,470,200
Tenet Healthcare Corp.:
4.375% 10/1/21	16,240,000	16,524,200
6% 10/1/20	1,980,000	2,121,075
8.125% 4/1/22	3,581,000	3,853,156
THC Escrow Corp. III:
5.125% 5/1/25 (b)	6,775,000	6,817,344
7% 8/1/25 (b)	3,385,000	3,342,688
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	8,970,000	8,656,050
5.5% 3/1/23 (b)	2,450,000	2,088,625
5.625% 12/1/21 (b)	3,495,000	3,162,975
5.875% 5/15/23 (b)	11,085,000	9,533,100
6.125% 4/15/25 (b)	9,835,000	8,372,044
6.75% 8/15/21 (b)	5,101,000	4,820,445
7.25% 7/15/22 (b)	7,851,000	7,399,568
7.5% 7/15/21 (b)	1,425,000	1,385,813
VPI Escrow Corp. 6.375% 10/15/20 (b)	5,135,000	4,993,788
		321,152,382
Homebuilders/Real Estate - 1.7%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.75% 8/1/25 (b)(c)	1,700,000	1,717,000
AV Homes, Inc. 6.625% 5/15/22 (b)	2,475,000	2,561,625
Beazer Homes U.S.A., Inc. 6.75% 3/15/25	3,255,000	3,429,956
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (b)	2,935,000	3,096,425
CalAtlantic Group, Inc.:
5% 6/15/27	3,390,000	3,440,850
5.25% 6/1/26	1,205,000	1,253,200
5.875% 11/15/24	1,640,000	1,781,450
Howard Hughes Corp. 5.375% 3/15/25 (b)	3,145,000	3,266,869
M/I Homes, Inc. 5.625% 8/1/25 (b)	1,525,000	1,525,000
Mattamy Group Corp. 6.875% 12/15/23 (b)	1,680,000	1,709,400
Meritage Homes Corp. 5.125% 6/6/27 (b)	3,370,000	3,416,338
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (b)	3,025,000	3,123,313
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	7,164,000	7,593,840
TRI Pointe Homes, Inc. 5.25% 6/1/27	4,065,000	4,092,967
William Lyon Homes, Inc.:
5.875% 1/31/25	2,820,000	2,916,162
7% 8/15/22	3,175,000	3,286,125
		48,210,520
Hotels - 0.4%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)	8,059,000	8,421,655
Hilton Escrow Issuer LLC 4.25% 9/1/24 (b)	2,000,000	2,020,000
		10,441,655
Leisure - 0.7%
Carlson Travel, Inc.:
6.75% 12/15/23 (b)	1,745,000	1,771,175
9.5% 12/15/24 (b)	2,685,000	2,711,850
Cedar Fair LP/Magnum Management Corp. 5.375% 4/15/27 (b)	1,685,000	1,777,675
Silversea Cruises 7.25% 2/1/25 (b)	1,885,000	2,028,731
Six Flags Entertainment Corp.:
4.875% 7/31/24 (b)	1,640,000	1,668,700
5.5% 4/15/27 (b)	1,640,000	1,695,350
Studio City Co. Ltd.:
5.875% 11/30/19 (b)	3,055,000	3,223,025
7.25% 11/30/21 (b)	4,420,000	4,744,870
		19,621,376
Metals/Mining - 2.7%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (b)	2,480,000	2,571,338
7.25% 4/1/23 (b)	5,070,000	5,222,100
7.5% 4/1/25 (b)	13,800,000	14,165,700
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)	1,965,000	2,019,038
5.125% 5/15/24 (b)	2,420,000	2,510,750
Freeport-McMoRan, Inc.:
3.55% 3/1/22	7,380,000	7,158,600
3.875% 3/15/23	3,665,000	3,541,306
4.55% 11/14/24	19,170,000	18,738,675
5.4% 11/14/34	6,570,000	6,181,976
6.75% 2/1/22	4,825,000	5,066,250
6.875% 2/15/23	4,810,000	5,218,850
Murray Energy Corp. 11.25% 4/15/21 (b)	1,515,000	1,150,173
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)	3,435,000	3,538,050
Walter Energy, Inc. 9.5% 10/15/19 (b)(e)	7,630,000	1
		77,082,807
Paper - 0.1%
Louisiana-Pacific Corp. 4.875% 9/15/24	2,390,000	2,446,763
NewPage Corp. 11.375% 12/31/2114 (e)	56,458,756	6
		2,446,769
Restaurants - 0.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (b)	3,350,000	3,368,827
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)	1,700,000	1,753,125
5% 6/1/24 (b)	3,515,000	3,664,388
		8,786,340
Services - 2.1%
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	6,170,000	4,658,350
APX Group, Inc.:
6.375% 12/1/19	5,624,000	5,764,600
7.625% 9/1/23 (b)(c)	4,105,000	4,176,838
7.875% 12/1/22	8,405,000	9,140,438
8.75% 12/1/20	2,690,000	2,763,975
Aramark Services, Inc.:
4.75% 6/1/26	2,810,000	2,942,323
5% 4/1/25 (b)	3,250,000	3,457,188
5.125% 1/15/24	2,405,000	2,554,326
CDK Global, Inc. 4.875% 6/1/27 (b)	3,365,000	3,457,538
Corrections Corp. of America 5% 10/15/22	1,015,000	1,058,138
IHS Markit Ltd.:
4.75% 2/15/25 (b)	3,010,000	3,168,025
5% 11/1/22 (b)	1,370,000	1,469,599
KAR Auction Services, Inc. 5.125% 6/1/25 (b)	2,555,000	2,663,588
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)	1,410,000	1,479,287
United Rentals North America, Inc.:
4.875% 1/15/28 (c)	3,395,000	3,403,488
5.5% 5/15/27	2,970,000	3,133,350
5.875% 9/15/26	4,795,000	5,160,619
		60,451,670
Steel - 0.1%
Cliffs Natural Resources, Inc.:
5.75% 3/1/25 (b)	3,395,000	3,310,125
8.25% 3/31/20 (b)	510,000	573,240
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)	19,000	19,428
		3,902,793
Super Retail - 0.6%
Asbury Automotive Group, Inc. 6% 12/15/24	3,975,000	4,064,438
Claire's Stores, Inc. 6.125% 3/15/20 (b)	7,485,000	3,443,100
DBP Holding Corp. 7.75% 10/15/20 (b)	5,420,000	3,008,100
JC Penney Corp., Inc.:
6.375% 10/15/36	645,000	477,300
7.4% 4/1/37	1,130,000	898,350
PetSmart, Inc.:
5.875% 6/1/25 (b)	1,685,000	1,617,600
8.875% 6/1/25 (b)	1,685,000	1,596,538
Sonic Automotive, Inc. 6.125% 3/15/27	1,990,000	1,999,950
		17,105,376
Technology - 2.3%
Compiler Finance Sub, Inc. 7% 5/1/21 (b)	10,715,000	5,357,500
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)	4,520,000	5,288,400
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.875% 6/15/21 (b)	3,920,000	4,111,100
7.125% 6/15/24 (b)	4,970,000	5,530,606
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)	12,705,000	13,721,400
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)	1,980,000	2,061,675
Micron Technology, Inc.:
5.25% 1/15/24 (b)	9,815,000	10,229,095
5.5% 2/1/25	300,000	318,282
Nuance Communications, Inc. 5.625% 12/15/26 (b)	6,270,000	6,677,550
Open Text Corp. 5.875% 6/1/26 (b)	2,800,000	3,031,000
Parametric Technology Corp. 6% 5/15/24	1,745,000	1,878,056
Qorvo, Inc. 6.75% 12/1/23	2,780,000	3,050,077
VeriSign, Inc. 4.75% 7/15/27 (b)	2,810,000	2,852,150
		64,106,891
Telecommunications - 8.4%
Altice Financing SA:
6.5% 1/15/22 (b)	510,000	531,522
7.5% 5/15/26 (b)	13,090,000	14,514,192
Altice Finco SA:
7.625% 2/15/25 (b)	7,170,000	7,689,825
8.125% 1/15/24 (b)	16,875,000	18,309,375
Broadview Networks Holdings, Inc. 10.5% 11/15/17	8,001,000	8,001,000
Cincinnati Bell, Inc. 7% 7/15/24 (b)	3,465,000	3,508,313
CommScope Technologies Finance LLC:
5% 3/15/27 (b)	3,155,000	3,162,888
6% 6/15/25 (b)	2,890,000	3,106,750
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (b)	790,000	821,600
5.375% 3/15/27 (b)	675,000	712,969
Frontier Communications Corp. 11% 9/15/25	13,220,000	12,112,825
GCI, Inc. 6.875% 4/15/25	3,450,000	3,751,875
Intelsat Jackson Holdings SA:
5.5% 8/1/23	6,020,000	5,192,250
7.5% 4/1/21	3,255,000	3,075,975
8% 2/15/24 (b)	4,960,000	5,387,800
Level 3 Financing, Inc.:
5.125% 5/1/23	4,440,000	4,617,600
5.25% 3/15/26	4,965,000	5,275,313
5.375% 1/15/24	8,255,000	8,688,388
Neptune Finco Corp.:
6.625% 10/15/25 (b)	4,865,000	5,363,663
10.125% 1/15/23 (b)	3,750,000	4,364,063
10.875% 10/15/25 (b)	1,615,000	2,014,713
Sable International Finance Ltd. 6.875% 8/1/22 (b)	6,015,000	6,488,681
SFR Group SA:
6% 5/15/22 (b)	6,155,000	6,439,546
7.375% 5/1/26 (b)	6,300,000	6,819,750
Sprint Capital Corp. 6.875% 11/15/28	4,894,000	5,334,460
Sprint Communications, Inc. 6% 11/15/22	11,860,000	12,512,300
Sprint Corp.:
7.125% 6/15/24	10,795,000	11,834,019
7.25% 9/15/21	7,535,000	8,363,850
7.875% 9/15/23	14,950,000	16,968,250
T-Mobile U.S.A., Inc.:
6% 4/15/24	12,105,000	13,012,875
6.625% 4/1/23	11,270,000	11,918,025
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)	3,650,000	4,115,375
Wind Acquisition Finance SA 4.75% 7/15/20 (b)	8,135,000	8,226,519
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (b)	5,070,000	5,374,200
		237,610,749
Transportation Ex Air/Rail - 2.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	8,370,000	7,219,125
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	23,750,000	18,525,000
8.125% 2/15/19	9,951,000	9,067,849
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	2,350,000	2,288,313
Teekay Corp. 8.5% 1/15/20	18,515,000	18,607,575
		55,707,862
Utilities - 4.4%
Calpine Corp. 5.75% 1/15/25	6,750,000	6,302,813
Cortes NP Acquisition Corp. 9.25% 10/15/24 (b)	5,645,000	6,237,725
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	7,605,000	8,317,969
Dynegy, Inc.:
7.375% 11/1/22	8,555,000	8,642,261
7.625% 11/1/24	39,425,000	38,882,906
8% 1/15/25 (b)	4,715,000	4,667,850
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	4,700,000	4,735,250
7% 6/15/23	9,200,000	9,292,000
InterGen NV 7% 6/30/23 (b)	23,832,000	23,355,360
NRG Energy, Inc. 7.875% 5/15/21	395,000	406,850
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	4,236,055	4,564,349
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)	2,150,000	2,268,250
PPL Energy Supply LLC 6.5% 6/1/25	2,640,000	1,907,400
RJS Power Holdings LLC 4.625% 7/15/19 (b)(d)	728,000	718,900
The AES Corp. 6% 5/15/26	3,475,000	3,726,938
		124,026,821

TOTAL NONCONVERTIBLE BONDS		2,215,007,669

TOTAL CORPORATE BONDS
(Cost $2,168,901,478)		2,221,856,107
	Shares	Value

Common Stocks - 0.3%
Automotive & Auto Parts - 0.2%
Chassix Holdings, Inc. (f)	180,386	6,097,047
Chassix Holdings, Inc. warrants 7/29/20 (f)	48,708	461,265
Motors Liquidation Co. GUC Trust (f)	49,155	430,106

TOTAL AUTOMOTIVE & AUTO PARTS		6,988,418

Environmental - 0.0%
Tervita Corp. Class A	116,052	759,562
Metals/Mining - 0.0%
Aleris Corp. (f)	46,900	272,489
Transportation Ex Air/Rail - 0.1%
Navios Maritime Holdings, Inc. (f)(g)	771,100	948,453
Tricer Holdco SCA (h)	220,288	1,013,325

TOTAL TRANSPORTATION EX AIR/RAIL		1,961,778

TOTAL COMMON STOCKS
(Cost $29,581,327)		9,982,247

Preferred Stocks - 1.9%
Convertible Preferred Stocks - 0.8%
Energy - 0.5%
Chesapeake Energy Corp. Series A 5.75%	24,700	14,634,750
Telecommunications - 0.3%
Crown Castle International Corp. Series A 6.875% (f)	6,100	6,486,740

TOTAL CONVERTIBLE PREFERRED STOCKS		21,121,490

Nonconvertible Preferred Stocks - 1.1%
Environmental - 1.1%
Tervita Corp. Series A	4,769,117	31,213,952
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (h)	97,905,800	979,058

TOTAL NONCONVERTIBLE PREFERRED STOCKS		32,193,010

TOTAL PREFERRED STOCKS
(Cost $53,228,127)		53,314,500
	Principal Amount	Value

Bank Loan Obligations - 4.1%
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19	818,141	818,141
Broadcasting - 0.0%
CBS Radio, Inc. Tranche B 1LN, term loan 3/2/24 (i)	535,000	535,337
Cable/Satellite TV - 0.2%
Charter Communication Operating LLC term loan 3.24% 7/1/20 (d)	4,611,816	4,636,028
Capital Goods - 0.1%
SRAM LLC. Tranche B, term loan 4.792% 3/15/24 (d)	2,142,147	2,163,569
Chemicals - 0.1%
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.7964% 3/19/20 (d)	3,148,997	3,171,481
Venator Materials LLC Tranche B, term loan 6/29/24 (i)	255,000	256,275

TOTAL CHEMICALS		3,427,756

Containers - 0.2%
Consolidated Container Co. Tranche B 1LN, term loan 4.7261% 5/22/24 (d)	465,000	468,488
Reynolds Group Holdings, Inc. Tranche B, term loan 4.2339% 2/5/23 (d)	4,220,653	4,238,127

TOTAL CONTAINERS		4,706,615

Diversified Financial Services - 0.1%
Alpine Finance Merger Sub LLC Tranche B, term loan 4.5328% 7/12/24 (d)	3,475,000	3,502,140
Diversified Media - 0.1%
Outfront Media Capital LLC / Corp. Tranche B, term loan 3.4783% 3/16/24 (d)	3,922,875	3,945,432
Energy - 0.2%
FTS International, Inc. Tranche B, term loan 5.9839% 4/16/21 (d)	6,935,000	5,964,100
Environmental - 0.1%
Hd Supply Waterworks Ltd. term loan 7/19/24 (i)	2,230,000	2,243,246
Gaming - 0.2%
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 4.2339% 5/8/21 (d)	264,338	266,254
CityCenter Holdings LLC Tranche B, term loan 3.7322% 4/18/24 (d)	4,555,000	4,572,081
Scientific Games Corp. term loan 8/14/24 (i)	1,965,000	1,973,607

TOTAL GAMING		6,811,942

Healthcare - 1.1%
Albany Molecular Research, Inc. term loan 7/27/24 (i)	225,000	226,688
Community Health Systems, Inc. Tranche H, term loan 4.2127% 1/27/21 (d)	2,631,109	2,626,004
Kindred Healthcare, Inc. Tranche B, term loan 4.8125% 4/9/21 (d)	4,319,803	4,316,218
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 5.0464% 6/30/21 (d)	21,990,570	22,065,998
U.S. Renal Care, Inc. Tranche B 1LN, term loan 5.5464% 12/31/22 (d)	1,215,000	1,191,708

TOTAL HEALTHCARE		30,426,616

Insurance - 0.2%
Acrisure LLC Tranche B 1LN, term loan 6.2964% 11/22/23 (d)	354,113	358,429
Asurion LLC:
term loan 8/4/25 (i)	795,000	814,629
Tranche B 5LN, term loan 4.2261% 11/3/23 (d)	1,905,000	1,919,288
NFP Corp. Tranche B, term loan 4.7964% 1/6/24 (d)	3,475,000	3,493,105

TOTAL INSURANCE		6,585,451

Paper - 0.0%
Caraustar Industries, Inc. Tranche B, term loan 6.7964% 3/14/22 (d)	413,963	416,239
Restaurants - 0.0%
Burger King Worldwide, Inc. Tranche B, term loan 3.5082% 2/17/24 (d)	880,946	880,470
Services - 0.2%
Almonde, Inc. Tranche B 1LN, term loan 4.7364% 6/13/24 (d)	1,405,000	1,415,931
Laureate Education, Inc. Tranche B 1LN, term loan 5.7261% 4/26/24 (d)	4,748,100	4,802,988

TOTAL SERVICES		6,218,919

Super Retail - 0.2%
Davids Bridal, Inc. Tranche B, term loan 5.3% 10/11/19 (d)	2,662,142	1,943,364
Sears Holdings Corp. Tranche ABL, term loan 5.7339% 6/30/18 (d)	2,537,320	2,504,537

TOTAL SUPER RETAIL		4,447,901

Technology - 0.4%
First Data Corp. Tranche B 1LN, term loan 3.7272% 4/26/24 (d)	1,735,000	1,744,300
Information Resources, Inc. Tranche B 1LN, term loan 5.4772% 1/18/24 (d)	907,725	914,152
Kronos, Inc. Tranche B 1LN, term loan 4.6804% 11/1/23 (d)	4,661,604	4,716,052
Veritas U.S., Inc. Tranche B, term loan 5.7964% 1/27/23 (d)	3,401,475	3,438,891

TOTAL TECHNOLOGY		10,813,395

Telecommunications - 0.4%
Radiate Holdco LLC Tranche B, term loan 4.2339% 2/1/24 (d)	6,937,613	6,837,503
Sprint Communications, Inc. Tranche B, term loan 3.7333% 2/3/24 (d)	2,977,538	2,987,215

TOTAL TELECOMMUNICATIONS		9,824,718

Transportation Ex Air/Rail - 0.1%
International Seaways Operatin Tranche B, term loan 6.79% 6/22/22 (d)	2,170,000	2,145,588
Utilities - 0.2%
Cortes NP Acquisition Corp. Tranche B, term loan 5.2261% 11/30/23 (d)	4,117,446	4,153,474
Vistra Operations Co. LLC Tranche B 2LN, term loan 4.4787% 12/14/23 (d)	1,761,150	1,773,954

TOTAL UTILITIES		5,927,428

TOTAL BANK LOAN OBLIGATIONS
(Cost $116,015,944)		116,441,031

Preferred Securities - 4.3%
Banks & Thrifts - 4.3%
Bank of America Corp.:
6.1% (d)(j)	5,230,000	5,884,844
6.25% (d)(j)	3,190,000	3,597,700
Barclays Bank PLC 7.625% 11/21/22	12,860,000	15,092,734
Barclays PLC:
6.625% (d)(j)	14,135,000	14,731,656
8.25% (d)(j)	7,517,000	8,067,520
Citigroup, Inc.:
5.875% (d)(j)	10,175,000	10,902,768
6.3% (d)(j)	5,300,000	5,847,772
Credit Agricole SA:
6.625% (b)(d)(j)	5,565,000	5,879,206
7.875% (b)(d)(j)	8,001,000	9,092,063
8.125% (b)(d)(j)	2,855,000	3,432,740
Credit Suisse Group AG 6.25% (b)(d)(j)	3,080,000	3,329,356
Deutsche Bank AG 7.5% (d)(j)	2,850,000	3,027,354
JPMorgan Chase & Co. 6.125% (d)(j)	3,995,000	4,464,986
Lloyds Banking Group PLC 7.5% (d)(j)	8,540,000	9,561,667
Royal Bank of Scotland Group PLC:
7.5% (d)(j)	8,765,000	9,315,194
8% (d)(j)	2,100,000	2,312,807
8.625% (d)(j)	7,285,000	8,100,046
TOTAL PREFERRED SECURITIES
(Cost $111,243,510)		122,640,413
	Shares	Value

Money Market Funds - 10.2%
Fidelity Cash Central Fund, 1.11% (k)	285,697,920	285,755,060
Fidelity Securities Lending Cash Central Fund 1.11% (k)(l)	839,927	840,011
TOTAL MONEY MARKET FUNDS
(Cost $286,585,163)		286,595,071
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $2,765,555,549)		2,810,829,369
NET OTHER ASSETS (LIABILITIES) - 0.4%		10,007,235
NET ASSETS - 100%		$2,820,836,604

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,098,779,878 or 39.0% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Non-income producing - Security is in default.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,992,383 or 0.1% of net assets.

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Tricer Holdco SCA	12/19/16	$4,423,093
Tricer Holdco SCA	12/19/16	$2,857,323

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$700,040
Fidelity Securities Lending Cash Central Fund	6,153
Total	$706,193

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$3,161,995	$--	$3,630,054	$--	$--
Total	$3,161,995	$--	$3,630,054	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$6,558,312	$--	$--	$6,558,312
Energy	14,634,750	--	14,634,750	--
Financials	430,106	430,106	--	--
Industrials	34,914,350	948,453	--	33,965,897
Materials	272,489	--	--	272,489
Real Estate	6,486,740	--	6,486,740	--
Corporate Bonds	2,221,856,107	--	2,221,856,097	10
Bank Loan Obligations	116,441,031	--	115,622,890	818,141
Preferred Securities	122,640,413	--	122,640,413	--
Money Market Funds	286,595,071	286,595,071	--	--
Total Investments in Securities:	$2,810,829,369	$287,973,630	$2,481,240,890	$41,614,849

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Industrials
Beginning Balance	$32,699,267
Net Realized Gain (Loss) on Investment Securities	237
Net Unrealized Gain (Loss) on Investment Securities	1,266,393
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$33,965,897
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2017	$1,266,393
Other Investments in Securities
Beginning Balance	$8,120,958
Net Realized Gain (Loss) on Investment Securities	2,036
Net Unrealized Gain (Loss) on Investment Securities	583,643
Cost of Purchases	--
Proceeds of Sales	(1,058,054)
Amortization/Accretion	369
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$7,648,952
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2017	$583,643

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$10	Recovery value	Recovery value	0.0%	Increase
Equities	$40,796,698	Market comparable	Discount rate	15.0%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	4.1 - 8.8 / 8.0	Increase
			Discount for lack of marketability (DLOM)	10.0% - 15.0% / 10.1%	Decrease
		Market approach	Transaction price	$0.01	Increase
		Book value	Book value multiple	1.0	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $2,746,240,551. Net unrealized appreciation aggregated $64,588,818, of which $154,517,949 related to appreciated investment securities and $89,929,131 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Focused High Income Fund

July 31, 2017

FFH-QTLY-0917
1.819942.112

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 81.6%
	Principal Amount	Value
Aerospace - 0.4%
DAE Funding LLC:
4% 8/1/20 (a)(b)	$325,000	$330,281
4.5% 8/1/22 (a)(b)	405,000	412,088
5% 8/1/24 (a)(b)	1,330,000	1,358,263

TOTAL AEROSPACE		2,100,632

Air Transportation - 1.4%
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	1,335,000	1,352,222
Allegiant Travel Co. 5.5% 7/15/19	2,095,000	2,163,088
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	64,834	71,155
5.5% 10/29/20	1,384,702	1,443,552
6.25% 4/11/20	1,409,176	1,490,204
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	809,669	923,023
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	82,393	88,161

TOTAL AIR TRANSPORTATION		7,531,405

Automotive & Auto Parts - 0.1%
Tenneco, Inc. 5% 7/15/26	810,000	824,175
Banks & Thrifts - 1.4%
Ally Financial, Inc.:
4.25% 4/15/21	1,410,000	1,450,538
5.75% 11/20/25	1,540,000	1,647,800
Royal Bank of Scotland Group PLC 5.125% 5/28/24	4,100,000	4,348,370

TOTAL BANKS & THRIFTS		7,446,708

Broadcasting - 1.2%
AMC Networks, Inc.:
4.75% 12/15/22	505,000	519,519
4.75% 8/1/25	1,045,000	1,054,196
5% 4/1/24	1,990,000	2,049,700
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	1,520,000	1,550,400
5% 8/1/27 (a)	1,415,000	1,445,253

TOTAL BROADCASTING		6,619,068

Building Materials - 2.1%
Building Materials Corp. of America:
5% 2/15/27 (a)	1,245,000	1,283,906
5.375% 11/15/24 (a)	6,750,000	7,104,375
6% 10/15/25 (a)	1,585,000	1,693,969
Eagle Materials, Inc. 4.5% 8/1/26	1,320,000	1,379,400

TOTAL BUILDING MATERIALS		11,461,650

Cable/Satellite TV - 5.8%
Altice U.S. Finance SA 5.375% 7/15/23 (a)	11,745,000	12,332,250
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/23 (a)	1,645,000	1,727,250
5.125% 5/1/27 (a)	2,760,000	2,853,150
5.5% 5/1/26 (a)	4,450,000	4,728,125
5.875% 5/1/27 (a)	1,630,000	1,753,261
CSC Holdings, Inc. 5.5% 4/15/27 (a)	1,745,000	1,858,425
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (a)	590,000	617,105
5.5% 8/15/26 (a)	2,605,000	2,761,300
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	2,715,000	2,810,025

TOTAL CABLE/SATELLITE TV		31,440,891

Capital Goods - 0.4%
Belden, Inc. 5.25% 7/15/24 (a)	2,000,000	2,080,000
Chemicals - 1.4%
Axalta Coating Systems 4.875% 8/15/24 (a)	200,000	206,500
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	620,000	631,248
3.45% 6/1/23	1,855,000	1,757,613
4.5% 12/1/26 (a)	445,000	460,575
5.15% 3/15/34	80,000	73,400
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	1,065,000	1,071,656
5.25% 6/1/27 (a)	620,000	621,550
Olin Corp. 5.125% 9/15/27	1,695,000	1,775,513
Versum Materials, Inc. 5.5% 9/30/24 (a)	865,000	919,063

TOTAL CHEMICALS		7,517,118

Consumer Products - 0.4%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	2,245,000	2,362,863
Containers - 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	925,000	950,438
4.625% 5/15/23 (a)	1,520,000	1,554,200
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (a)	2,500,000	2,518,750
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	460,000	493,925
Silgan Holdings, Inc. 4.75% 3/15/25 (a)	810,000	834,300

TOTAL CONTAINERS		6,351,613

Diversified Financial Services - 7.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.625% 7/1/22	1,305,000	1,401,603
5% 10/1/21	2,995,000	3,245,256
FLY Leasing Ltd.:
6.375% 10/15/21	1,970,000	2,066,038
6.75% 12/15/20	3,770,000	3,944,363
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,379,000	2,410,403
5.875% 2/1/22	11,220,000	11,533,599
6% 8/1/20	6,315,000	6,488,663
6.25% 2/1/22	320,000	333,101
6.75% 2/1/24	580,000	609,000
ILFC E-Capital Trust I 4.34% 12/21/65 (a)(c)	580,000	553,552
ILFC E-Capital Trust II 4.59% 12/21/65 (a)(c)	2,430,000	2,332,800
MSCI, Inc. 4.75% 8/1/26 (a)	3,350,000	3,475,625
SLM Corp. 5.5% 1/25/23	1,455,000	1,485,802

TOTAL DIVERSIFIED FINANCIAL SERVICES		39,879,805

Diversified Media - 0.4%
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,165,000	2,232,656
Energy - 13.0%
Antero Resources Corp.:
5% 3/1/25	1,350,000	1,329,750
5.625% 6/1/23 (Reg. S)	3,565,000	3,654,125
Antero Resources Finance Corp. 5.375% 11/1/21	1,490,000	1,530,513
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (a)	605,000	629,956
5.875% 3/31/25	1,740,000	1,885,725
7% 6/30/24	1,000,000	1,145,000
Concho Resources, Inc. 4.375% 1/15/25	2,685,000	2,768,906
Consolidated Energy Finance SA 4.9817% 6/15/22 (a)(c)	3,290,000	3,289,967
Continental Resources, Inc.:
3.8% 6/1/24	1,150,000	1,063,750
4.5% 4/15/23	3,690,000	3,597,750
4.9% 6/1/44	1,730,000	1,479,150
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	2,195,000	2,203,231
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,795,000	2,836,925
Ensco PLC:
4.5% 10/1/24	550,000	419,205
5.2% 3/15/25	3,000,000	2,370,000
8% 1/31/24	1,314,000	1,211,344
Gibson Energy, Inc. 6.75% 7/15/21 (a)	624,000	644,280
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	5,755,000	5,464,373
5.75% 10/1/25 (a)	1,294,000	1,261,650
Nabors Industries, Inc. 5.5% 1/15/23	3,725,000	3,547,321
Newfield Exploration Co. 5.375% 1/1/26	4,360,000	4,545,300
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25 (a)	755,000	685,163
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	140,000	144,025
4.875% 8/15/27 (a)	140,000	144,025
Noble Holding International Ltd.:
4.625% 3/1/21	1,130,000	951,675
5.25% 3/15/42	575,000	333,500
7.7% 4/1/25 (c)	835,000	643,994
7.75% 1/15/24	2,355,000	1,874,231
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	540,000	542,700
Precision Drilling Corp.:
5.25% 11/15/24	360,000	323,100
6.5% 12/15/21	345,000	338,963
Range Resources Corp.:
4.875% 5/15/25	850,000	824,500
5% 8/15/22 (a)	1,625,000	1,608,750
5% 3/15/23 (a)	890,000	878,875
Southwestern Energy Co.:
5.8% 1/23/20 (c)	975,000	1,006,688
6.7% 1/23/25 (c)	535,000	526,809
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	2,120,000	2,149,150
5.125% 2/1/25 (a)	390,000	401,213
5.25% 5/1/23	1,445,000	1,490,156
5.375% 2/1/27 (a)	390,000	404,625
6.75% 3/15/24	1,875,000	2,029,688
The Williams Companies, Inc.:
3.7% 1/15/23	2,715,000	2,686,981
4.55% 6/24/24	3,345,000	3,466,256
Whiting Petroleum Corp. 5.75% 3/15/21	385,000	365,269

TOTAL ENERGY		70,698,557

Food & Drug Retail - 0.3%
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	260,000	267,800
Tesco PLC 6.15% 11/15/37 (a)	1,431,000	1,502,255

TOTAL FOOD & DRUG RETAIL		1,770,055

Food/Beverage/Tobacco - 2.8%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	460,000	451,950
Darling International, Inc. 5.375% 1/15/22	1,492,000	1,551,680
ESAL GmbH 6.25% 2/5/23 (a)	3,980,000	3,716,325
JBS Investments GmbH 7.75% 10/28/20 (a)	825,000	822,938
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (a)	452,000	448,610
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,375,000	1,435,156
4.875% 11/1/26 (a)	1,065,000	1,113,362
Minerva Luxembourg SA 6.5% 9/20/26 (a)	3,290,000	3,290,000
Vector Group Ltd. 6.125% 2/1/25 (a)	2,205,000	2,271,150

TOTAL FOOD/BEVERAGE/TOBACCO		15,101,171

Gaming - 5.2%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	330,000	359,700
MCE Finance Ltd. 4.875% 6/6/25 (a)	225,000	223,296
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	4,545,000	4,579,088
Scientific Games Corp. 7% 1/1/22 (a)	3,710,000	3,954,714
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,350,000	1,382,063
Wynn Macau Ltd. 5.25% 10/15/21 (a)	17,110,000	17,452,182

TOTAL GAMING		27,951,043

Healthcare - 6.1%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	190,000	187,150
Community Health Systems, Inc.:
5.125% 8/1/21	1,080,000	1,086,750
6.25% 3/31/23	3,155,000	3,233,875
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	880,000	903,100
HCA Holdings, Inc.:
4.5% 2/15/27	3,370,000	3,445,825
5% 3/15/24	1,055,000	1,119,883
5.25% 6/15/26	5,545,000	6,002,463
IMS Health, Inc. 5% 10/15/26 (a)	885,000	927,038
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (a)	265,000	264,338
5.5% 4/15/25 (a)	165,000	152,625
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	1,455,000	1,520,475
6.375% 3/1/24	880,000	959,200
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	995,000	1,029,825
5.5% 2/1/21	2,570,000	2,668,315
Teleflex, Inc. 4.875% 6/1/26	5,830,000	6,004,900
Tenet Healthcare Corp.:
4.375% 10/1/21	1,100,000	1,119,250
4.625% 7/15/24 (a)	1,070,000	1,064,650
Valeant Pharmaceuticals International, Inc. 6.5% 3/15/22 (a)	695,000	733,225
Wellcare Health Plans, Inc. 5.25% 4/1/25	485,000	514,100

TOTAL HEALTHCARE		32,936,987

Homebuilders/Real Estate - 2.2%
CalAtlantic Group, Inc. 5.25% 6/1/26	1,765,000	1,835,600
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,045,000	1,085,494
M/I Homes, Inc. 5.625% 8/1/25 (a)	295,000	295,000
Mattamy Group Corp.:
6.5% 11/15/20 (a)	405,000	413,100
6.875% 12/15/23 (a)	245,000	249,288
PulteGroup, Inc.:
4.25% 3/1/21	2,385,000	2,475,630
5% 1/15/27	895,000	926,325
Starwood Property Trust, Inc. 5% 12/15/21	1,205,000	1,256,213
Toll Brothers Finance Corp. 4.875% 3/15/27	1,898,000	1,959,685
VEREIT Operating Partnership LP:
4.125% 6/1/21	650,000	678,630
4.875% 6/1/26	650,000	694,706

TOTAL HOMEBUILDERS/REAL ESTATE		11,869,671

Hotels - 0.7%
Hilton Escrow Issuer LLC 4.25% 9/1/24 (a)	2,345,000	2,368,450
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25 (a)	750,000	777,188
4.875% 4/1/27 (a)	445,000	463,913

TOTAL HOTELS		3,609,551

Leisure - 0.2%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	415,000	453,906
Silversea Cruises 7.25% 2/1/25 (a)	400,000	430,500

TOTAL LEISURE		884,406

Metals/Mining - 2.4%
ArcelorMittal SA 6.125% 6/1/25	1,015,000	1,158,369
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	2,280,000	2,342,700
5.125% 5/15/24 (a)	1,625,000	1,685,938
Freeport-McMoRan, Inc.:
3.55% 3/1/22	4,005,000	3,884,850
3.875% 3/15/23	370,000	357,513
4.55% 11/14/24	2,340,000	2,287,350
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	1,185,000	1,220,550

TOTAL METALS/MINING		12,937,270

Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	2,440,000	2,453,713
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (a)	440,000	453,750
5% 6/1/24 (a)	1,425,000	1,485,563
5.25% 6/1/26 (a)	670,000	710,200

TOTAL RESTAURANTS		5,103,226

Services - 0.5%
Aramark Services, Inc. 4.75% 6/1/26	2,460,000	2,575,841
Corrections Corp. of America 5% 10/15/22	105,000	109,463
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	85,000	78,234

TOTAL SERVICES		2,763,538

Steel - 2.9%
Commercial Metals Co. 5.375% 7/15/27	1,390,000	1,449,075
Steel Dynamics, Inc.:
5% 12/15/26	1,500,000	1,582,500
5.125% 10/1/21	11,445,000	11,788,350
5.25% 4/15/23	1,045,000	1,088,106

TOTAL STEEL		15,908,031

Super Retail - 0.5%
L Brands, Inc.:
6.75% 7/1/36	1,840,000	1,748,000
6.875% 11/1/35	870,000	835,200

TOTAL SUPER RETAIL		2,583,200

Technology - 6.4%
EMC Corp. 2.65% 6/1/20	1,880,000	1,854,906
Gartner, Inc. 5.125% 4/1/25 (a)	390,000	412,425
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	385,000	400,881
Micron Technology, Inc.:
5.25% 8/1/23 (a)	1,760,000	1,839,200
5.25% 1/15/24 (a)	580,000	604,470
5.5% 2/1/25	615,000	652,478
5.625% 1/15/26 (a)	2,825,000	2,959,188
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	2,280,000	2,314,200
5.625% 12/15/26 (a)	1,495,000	1,592,175
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	3,470,000	3,608,800
4.125% 6/1/21 (a)	2,490,000	2,611,388
4.625% 6/15/22 (a)	1,560,000	1,675,050
4.625% 6/1/23 (a)	1,705,000	1,841,707
Open Text Corp. 5.875% 6/1/26 (a)	5,015,000	5,428,738
Qorvo, Inc. 7% 12/1/25	1,371,000	1,559,513
Sensata Technologies BV 5% 10/1/25 (a)	1,915,000	2,015,538
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	435,000	474,150
Symantec Corp. 5% 4/15/25 (a)	1,295,000	1,356,513
VeriSign, Inc.:
4.75% 7/15/27 (a)	540,000	548,100
5.25% 4/1/25	805,000	857,325

TOTAL TECHNOLOGY		34,606,745

Telecommunications - 9.4%
Altice Financing SA:
6.5% 1/15/22 (a)	3,575,000	3,725,865
6.625% 2/15/23 (a)	4,860,000	5,148,563
7.5% 5/15/26 (a)	4,123,000	4,571,582
Columbus International, Inc. 7.375% 3/30/21 (a)	8,764,000	9,355,570
CommScope Technologies Finance LLC 5% 3/15/27 (a)	675,000	676,688
Equinix, Inc. 5.375% 5/15/27	485,000	524,406
Inmarsat Finance PLC 4.875% 5/15/22 (a)	600,000	613,500
Level 3 Financing, Inc. 5.25% 3/15/26	1,186,000	1,260,125
Sable International Finance Ltd. 6.875% 8/1/22 (a)	3,920,000	4,228,700
T-Mobile U.S.A., Inc.:
4% 4/15/22	1,470,000	1,529,719
6% 3/1/23	3,765,000	3,981,488
6.375% 3/1/25	2,980,000	3,218,400
6.5% 1/15/24	2,535,000	2,725,125
6.625% 4/1/23	70,000	74,025
Telecom Italia Capital SA:
6% 9/30/34	1,465,000	1,620,290
6.375% 11/15/33	2,665,000	3,018,113
Telecom Italia SpA 5.303% 5/30/24 (a)	650,000	716,625
Wind Acquisition Finance SA 4.75% 7/15/20 (a)	4,070,000	4,115,788

TOTAL TELECOMMUNICATIONS		51,104,572

Utilities - 4.5%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,140,000	3,434,375
DPL, Inc. 6.75% 10/1/19	3,790,000	3,979,500
NRG Energy, Inc.:
6.25% 5/1/24	360,000	373,500
6.625% 1/15/27	925,000	950,438
NRG Yield Operating LLC 5% 9/15/26	1,340,000	1,363,450
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	9,967,089	10,739,538
The AES Corp.:
4.2018% 6/1/19 (c)	532,000	534,330
4.875% 5/15/23	1,820,000	1,860,950
6% 5/15/26	1,455,000	1,560,488

TOTAL UTILITIES		24,796,569

TOTAL NONCONVERTIBLE BONDS
(Cost $425,646,206)		442,473,176

Bank Loan Obligations - 6.7%
Aerospace - 0.8%
TransDigm, Inc.:
Tranche D, term loan 4.2925% 6/4/21 (c)	1,487,463	1,493,413
Tranche F, term loan 4.2339% 6/9/23 (c)	2,814,333	2,827,222

TOTAL AEROSPACE		4,320,635

Air Transportation - 1.2%
American Airlines, Inc.:
Tranche B, term loan 3.2263% 10/10/21 (c)	3,943,708	3,950,294
Tranche B, term loan 3.7256% 12/14/23 (c)	1,300,000	1,306,175
United Air Lines, Inc. Tranche B, term loan 3.4218% 4/1/24 (c)	1,187,025	1,193,850

TOTAL AIR TRANSPORTATION		6,450,319

Broadcasting - 0.3%
Nielsen Finance LLC Tranche B 4LN, term loan 3.2244% 10/4/23 (c)	1,604,928	1,606,757
Cable/Satellite TV - 0.6%
Unitymedia Finance LLC Tranche B, term loan 9/30/25 (d)	1,155,000	1,152,297
Zayo Group LLC term loan 3.2272% 1/19/21 (c)	568,575	569,490
Ziggo Secured Finance Partnership Tranche E, term loan 3.7256% 4/15/25 (c)	1,335,000	1,336,669

TOTAL CABLE/SATELLITE TV		3,058,456

Chemicals - 0.0%
Ashland LLC Tranche B, term loan 3.2359% 5/17/24 (c)	155,000	155,698
Food& Drug Retail - 0.5%
Albertson's LLC Tranche B, term loan 4.2511% 6/22/23 (c)	296,400	295,988
JBS USA Lux SA Tranche B, term loan 3.8088% 10/30/22 (c)	1,221,938	1,210,867
Pizza Hut Holdings LLC Tranche B, term loan 3.2261% 6/16/23 (c)	957,600	962,216

TOTAL FOOD & DRUG RETAIL		2,469,071

Food/Beverage/Tobacco - 0.0%
Post Holdings, Inc. Tranche B, term loan 3.49% 5/24/24 (c)	240,000	240,974
Gaming - 0.2%
CityCenter Holdings LLC Tranche B, term loan 3.7322% 4/18/24 (c)	940,000	943,525
Scientific Games Corp. term loan 8/14/24 (d)	380,000	378,100

TOTAL GAMING		1,321,625

Healthcare - 0.6%
Envision Healthcare Corp. Tranche B, term loan 4.3% 12/1/23 (c)	1,805,925	1,816,092
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5.98% 4/1/22 (c)	1,592,137	1,621,624

TOTAL HEALTHCARE		3,437,716

Restaurants - 0.3%
Burger King Worldwide, Inc. Tranche B, term loan 3.5082% 2/17/24 (c)	1,403,624	1,402,866
Super Retail - 0.3%
PetSmart, Inc. term loan 4.23% 3/11/22 (c)	1,454,124	1,373,463
Technology - 0.5%
Go Daddy Operating Co. LLC Tranche B, term loan 3.7261% 2/15/24 (c)	1,578,304	1,585,106
Rackspace Hosting, Inc. Tranche B, term loan 4.1723% 11/3/23 (c)	1,104,163	1,110,787

TOTAL TECHNOLOGY		2,695,893

Telecommunications - 0.3%
Level 3 Financing, Inc. Tranche B, term loan 3.4789% 2/22/24 (c)	1,200,000	1,204,692
Sable International Finance Ltd. Tranche B, term loan 4.7339% 1/19/25 (c)	135,000	135,038
Sprint Communications, Inc. Tranche B, term loan 3.7333% 2/3/24 (c)	438,900	440,326
Telesat LLC Tranche B 4LN, term loan 4.3% 11/17/23 (c)	39,800	40,181

TOTAL TELECOMMUNICATIONS		1,820,237

Utilities - 1.1%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3.48% 5/3/20 (c)	3,993,759	3,990,444
Calpine Corp. Tranche B, term loan 2.99% 11/30/17 (c)	694,545	695,629
The AES Corp. Tranche B, term loan 3.192% 5/24/22 (c)	1,157,100	1,153,918

TOTAL UTILITIES		5,839,991

TOTAL BANK LOAN OBLIGATIONS
(Cost $35,998,591)		36,193,701

Preferred Securities - 7.9%
Banks & Thrifts - 7.9%
Bank of America Corp.:
6.1% (c)(e)	2,835,000	3,189,968
6.25% (c)(e)	3,180,000	3,586,422
6.5% (c)(e)	3,150,000	3,611,505
Barclays Bank PLC 7.625% 11/21/22	7,680,000	9,013,262
Barclays PLC 6.625% (c)(e)	935,000	974,468
BNP Paribas SA 7.375% (a)(c)(e)	1,795,000	2,103,664
Citigroup, Inc.:
5.95% (c)(e)	10,630,000	11,550,679
5.95% (c)(e)	1,070,000	1,155,246
Credit Agricole SA 6.625% (a)(c)(e)	5,178,000	5,470,355
JPMorgan Chase & Co.:
5.3% (c)(e)	485,000	514,464
6.1% (c)(e)	985,000	1,107,222
Royal Bank of Scotland Group PLC 7.5% (c)(e)	425,000	451,678
TOTAL PREFERRED SECURITIES
(Cost $38,874,665)		42,728,933
	Shares	Value

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 1.11% (f)
(Cost $18,156,858)	18,153,468	18,157,099
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $518,676,320)		539,552,909
NET OTHER ASSETS (LIABILITIES) - 0.5%		2,786,409
NET ASSETS - 100%		$542,339,318

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $226,605,526 or 41.8% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43,761
Total	$43,761

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$442,473,176	$--	$442,473,176	$--
Bank Loan Obligations	36,193,701	--	36,193,701	--
Preferred Securities	42,728,933	--	42,728,933	--
Money Market Funds	18,157,099	18,157,099	--	--
Total Investments in Securities:	$539,552,909	$18,157,099	$521,395,810	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $517,545,604. Net unrealized appreciation aggregated $22,007,305 of which $23,611,739 related to appreciated investment securities and $1,604,434 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Capital & Income Fund

July 31, 2017

CAI-QTLY-0917
1.804853.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 61.8%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
Automotive & Auto Parts - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind	$2,599	$1,299
Nonconvertible Bonds - 61.8%
Aerospace - 0.7%
DAE Funding LLC:
4% 8/1/20 (a)(b)	6,960	7,073
4.5% 8/1/22 (a)(b)	8,695	8,847
5% 8/1/24 (a)(b)	11,980	12,235
Huntington Ingalls Industries, Inc. 5% 11/15/25 (a)	10,820	11,632
KLX, Inc. 5.875% 12/1/22 (a)	27,955	29,388
TransDigm, Inc. 6.375% 6/15/26	10,825	11,312
		80,487
Air Transportation - 0.4%
Air Canada 2013-1 Pass Through 5.375% 11/15/22 (a)	2,519	2,656
Allegiant Travel Co. 5.5% 7/15/19	3,350	3,459
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	1,197	1,257
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	7,546	8,602
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23	4,010	4,070
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,524	1,539
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23	9,206	10,670
Series 2012-2 Class B, 6.75% 6/3/21	2,879	3,147
Series 2013-1 Class B, 5.375% 11/15/21	3,875	4,107
XPO Logistics, Inc. 6.125% 9/1/23 (a)	8,900	9,256
		48,763
Automotive & Auto Parts - 0.5%
Allison Transmission, Inc. 5% 10/1/24 (a)	11,405	11,804
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	5,465	5,697
Exide Technologies 11% 4/30/22 pay-in-kind (a)(c)	2,541	2,122
Lear Corp. 4.75% 1/15/23	12,337	12,770
LKQ Corp. 4.75% 5/15/23	2,190	2,217
Penske Automotive Group, Inc. 5.5% 5/15/26	8,565	8,586
Tenneco, Inc. 5% 7/15/26	8,345	8,491
		51,687
Banks & Thrifts - 3.4%
Ally Financial, Inc.:
4.125% 2/13/22	22,220	22,914
4.625% 3/30/25	37,190	38,442
5.125% 9/30/24	85,095	90,711
8% 11/1/31	179,366	222,642
General Motors Acceptance Corp. 8% 11/1/31	20,638	25,617
		400,326
Broadcasting - 1.2%
AMC Networks, Inc.:
4.75% 12/15/22	5,930	6,100
4.75% 8/1/25	12,105	12,212
CBS Radio, Inc. 7.25% 11/1/24 (a)	7,525	7,929
Clear Channel Communications, Inc.:
9% 3/1/21	4,490	3,345
10% 1/15/18	11,660	6,879
11.25% 3/1/21	34,705	26,463
14% 2/1/21 pay-in-kind (c)	12,023	2,885
iHeartCommunications, Inc. 10.625% 3/15/23	29,269	21,805
Sirius XM Radio, Inc.:
4.625% 5/15/23 (a)	4,925	5,073
5% 8/1/27 (a)	12,085	12,343
5.375% 4/15/25 (a)	12,000	12,600
5.375% 7/15/26 (a)	11,315	11,859
Tegna, Inc. 5.5% 9/15/24 (a)	8,440	8,788
		138,281
Building Materials - 0.1%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (a)	1,205	1,241
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (a)	5,095	5,235
U.S. Concrete, Inc. 6.375% 6/1/24	5,535	5,909
USG Corp. 4.875% 6/1/27 (a)	3,170	3,273
		15,658
Cable/Satellite TV - 3.1%
Altice SA:
7.625% 2/15/25 (a)	30,480	33,376
7.75% 5/15/22 (a)	67,520	71,740
Altice U.S. Finance SA 5.5% 5/15/26 (a)	11,375	12,058
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	30,665	31,738
5.125% 5/1/23 (a)	14,050	14,753
5.125% 5/1/27 (a)	50,315	52,013
5.375% 5/1/25 (a)	14,050	14,946
5.5% 5/1/26 (a)	17,605	18,705
5.75% 9/1/23	9,495	9,863
5.75% 1/15/24	11,275	11,867
5.75% 2/15/26 (a)	20,340	21,866
Lynx II Corp. 6.375% 4/15/23 (a)	3,545	3,722
Videotron Ltd. 5.125% 4/15/27 (a)	12,060	12,422
Virgin Media Finance PLC 4.875% 2/15/22	10,880	10,200
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (a)(c)	2,757	2,786
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	1,175	1,216
6% 1/15/27 (a)	11,435	11,822
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	22,875	23,676
		358,769
Capital Goods - 0.3%
AECOM 5.125% 3/15/27	11,885	11,974
BCD Acquisition, Inc. 9.625% 9/15/23 (a)	17,085	18,794
		30,768
Chemicals - 2.0%
CF Industries Holdings, Inc.:
4.95% 6/1/43	12,120	10,363
5.15% 3/15/34	12,120	11,120
5.375% 3/15/44	12,110	10,899
Hexion, Inc. 10.375% 2/1/22 (a)	4,420	4,475
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (a)	7,250	8,428
Momentive Performance Materials, Inc.:
3.88% 10/24/21	85,120	85,333
4.69% 4/24/22	28,622	27,262
10% 10/15/20 (d)	28,622	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)	85,120	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	15,135	15,230
5.25% 6/1/27 (a)	12,980	13,012
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	4,160	4,264
Platform Specialty Products Corp.:
6.5% 2/1/22 (a)	10,570	10,966
10.375% 5/1/21 (a)	3,490	3,848
The Chemours Co. LLC 5.375% 5/15/27	5,000	5,269
TPC Group, Inc. 8.75% 12/15/20 (a)	14,165	13,244
Valvoline Finco Two LLC 5.5% 7/15/24 (a)	4,170	4,420
Versum Materials, Inc. 5.5% 9/30/24 (a)	5,910	6,279
		234,412
Consumer Products - 0.5%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	7,330	7,715
First Quality Finance Co., Inc. 5% 7/1/25 (a)	9,675	9,988
Kronos Acquisition Holdings, Inc. 9% 8/15/23 (a)	1,955	1,965
Revlon Consumer Products Corp. 5.75% 2/15/21 (c)	29,740	24,684
Spectrum Brands Holdings, Inc. 5.75% 7/15/25	11,680	12,498
		56,850
Containers - 1.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	11,410	11,667
6% 6/30/21 (a)	7,260	7,478
6% 2/15/25 (a)	19,450	20,714
7.25% 5/15/24 (a)	20,265	22,367
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,681
7.5% 12/15/96	12,871	12,903
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	22,890	24,092
7% 7/15/24 (a)	6,635	7,174
Sealed Air Corp. 5.25% 4/1/23 (a)	5,010	5,379
		117,455
Diversified Financial Services - 4.6%
Adient Global Holdings Ltd. 4.875% 8/15/26 (a)	11,400	11,562
Aircastle Ltd.:
5% 4/1/23	6,445	6,857
5.5% 2/15/22	10,600	11,501
Alpine Finance Merger Sub LLC 6.875% 8/1/25 (a)	4,115	4,269
AssuredPartners, Inc. 7% 8/15/25 (a)	4,865	4,901
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (a)	22,945	24,895
CIT Group, Inc.:
5% 8/15/22	17,330	18,727
5.375% 5/15/20	21,665	23,398
Eagle Holding Co. II LLC 7.625% 5/15/22 pay-in-kind (a)(c)	5,525	5,746
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (a)	7,120	7,672
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	73,165	75,210
6% 8/1/20	20,090	20,642
6.25% 2/1/22	5,550	5,777
6.75% 2/1/24	10,075	10,579
MSCI, Inc.:
5.25% 11/15/24 (a)	6,725	7,179
5.75% 8/15/25 (a)	7,185	7,778
Navient Corp.:
5.875% 10/25/24	28,294	28,825
6.5% 6/15/22	27,055	28,814
7.25% 9/25/23	5,688	6,223
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	61,805	68,913
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (a)	10,425	10,438
SLM Corp.:
5.5% 1/25/23	44,765	45,713
6.125% 3/25/24	15,595	16,180
7.25% 1/25/22	27,370	29,970
Springleaf Financial Corp.:
6.125% 5/15/22	9,080	9,534
7.75% 10/1/21	1,715	1,923
8.25% 12/15/20	8,550	9,597
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (a)	10,265	10,547
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (a)(c)	17,485	19,234
		532,604
Diversified Media - 0.5%
Block Communications, Inc. 6.875% 2/15/25 (a)	9,080	9,784
Liberty Media Corp.:
8.25% 2/1/30	12,298	13,405
8.5% 7/15/29	7,900	8,769
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	6,170	6,363
Quebecor Media, Inc. 5.75% 1/15/23	15,820	17,046
WMG Acquisition Corp. 5.625% 4/15/22 (a)	2,152	2,243
		57,610
Energy - 8.3%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	6,625	6,941
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (a)	18,325	21,303
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24	4,420	4,564
Antero Resources Corp.:
5.125% 12/1/22	840	853
5.625% 6/1/23 (Reg. S)	10,850	11,121
Antero Resources Finance Corp. 5.375% 11/1/21	5,830	5,989
Callon Petroleum Co. 6.125% 10/1/24	4,090	4,254
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	7,400	7,354
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (a)	12,490	13,005
5.875% 3/31/25	14,620	15,844
7% 6/30/24	13,100	15,000
Chesapeake Energy Corp.:
8% 12/15/22 (a)	25,952	27,509
8% 6/15/27 (a)	21,700	21,700
Citgo Holding, Inc. 10.75% 2/15/20 (a)	50,085	52,714
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	8,120	7,602
Concho Resources, Inc. 4.375% 1/15/25	11,660	12,024
Consolidated Energy Finance SA:
4.9817% 6/15/22 (a)(c)	3,025	3,025
6.875% 6/15/25 (a)	6,050	6,353
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	8,985	9,019
6.25% 4/1/23	9,260	9,434
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	20,970	21,285
Denbury Resources, Inc.:
4.625% 7/15/23	11,210	5,717
5.5% 5/1/22	18,370	9,966
6.375% 8/15/21	15,820	9,215
Diamondback Energy, Inc.:
4.75% 11/1/24	9,930	10,029
5.375% 5/31/25	5,155	5,335
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (d)	14,075	2,674
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	10,660	11,006
Energy Transfer Equity LP 5.5% 6/1/27	16,735	17,572
Ensco PLC:
4.5% 10/1/24	12,210	9,306
5.2% 3/15/25	7,540	5,957
5.75% 10/1/44	10,983	7,331
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	6,315	6,378
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	9,210	4,605
Exterran Energy Solutions LP 8.125% 5/1/25 (a)	11,280	11,788
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	8,075	7,873
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (a)(b)	7,165	7,389
Forum Energy Technologies, Inc. 6.25% 10/1/21	13,870	13,662
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	4,655	4,702
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	9,920	9,419
5.75% 10/1/25 (a)	11,285	11,003
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (a)	7,145	7,440
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	8,093	4,856
Jupiter Resources, Inc. 8.5% 10/1/22 (a)	7,195	5,108
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)	9,390	9,730
Murphy Oil U.S.A., Inc. 5.625% 5/1/27	6,030	6,347
Newfield Exploration Co.:
5.375% 1/1/26	9,245	9,638
5.625% 7/1/24	1,550	1,626
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25 (a)	11,920	10,817
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	2,995	3,081
4.875% 8/15/27 (a)	3,000	3,086
Noble Holding International Ltd.:
4.625% 3/1/21	1,124	947
6.2% 8/1/40	4,305	2,626
7.7% 4/1/25 (c)	9,635	7,431
8.7% 4/1/45 (c)	2,130	1,587
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	7,215	7,341
6.25% 6/1/24 (a)	8,115	8,602
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	32,600	32,763
7.25% 6/15/25 (a)	12,115	11,873
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	8,455	8,709
PDC Energy, Inc. 6.125% 9/15/24 (a)	3,555	3,648
Peabody Securities Finance Corp.:
6% 3/31/22 (a)	9,600	9,792
6.375% 3/31/25 (a)	10,460	10,565
PetroBakken Energy Ltd. 8.625% 2/1/20 (a)(d)	23,570	0
QEP Resources, Inc. 5.25% 5/1/23	12,370	12,026
Range Resources Corp. 5% 3/15/23 (a)	18,145	17,918
RSP Permian, Inc.:
5.25% 1/15/25 (a)	4,360	4,425
6.625% 10/1/22	4,715	4,927
Sabine Pass Liquefaction LLC:
5% 3/15/27	17,145	18,360
5.875% 6/30/26	17,145	19,302
SemGroup Corp. 6.375% 3/15/25 (a)	5,990	5,930
SM Energy Co.:
5.625% 6/1/25	5,480	5,124
6.75% 9/15/26	4,550	4,527
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	30,179
8% 3/1/32	12,475	17,074
Southern Star Central Corp. 5.125% 7/15/22 (a)	6,750	6,902
Southwestern Energy Co. 4.1% 3/15/22	17,110	15,955
Summit Midstream Holdings LLC 5.75% 4/15/25	8,365	8,470
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21	16,355	17,091
6.375% 4/1/23	7,815	8,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (a)	5,750	5,915
5.375% 2/1/27 (a)	5,750	5,966
Teine Energy Ltd. 6.875% 9/30/22 (a)	11,950	12,099
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	6,885
TerraForm Power Operating LLC:
6.375% 2/1/23 (a)(c)	30,835	32,068
6.625% 6/15/25 (a)(c)	7,915	8,429
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21	2,890	2,995
6.375% 5/1/24	4,570	4,993
Trinidad Drilling Ltd. 6.625% 2/15/25 (a)	4,720	4,449
Ultra Resources, Inc.:
6.875% 4/15/22 (a)	9,060	9,332
7.125% 4/15/25 (a)	6,040	6,159
Unit Corp. 6.625% 5/15/21	2,202	2,185
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	13,025	14,034
WPX Energy, Inc.:
5.25% 9/15/24	8,725	8,594
6% 1/15/22	21,830	22,430
		958,401
Entertainment/Film - 0.3%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	2,380	2,463
5.625% 2/15/24	2,570	2,682
Lions Gate Entertainment Corp. 5.875% 11/1/24 (a)	3,865	4,058
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(c)	23,247	21,387
		30,590
Environmental - 0.3%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (a)	10,140	10,520
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (a)(b)	4,700	4,794
Covanta Holding Corp.:
5.875% 3/1/24	7,775	7,600
5.875% 7/1/25	3,205	3,129
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (a)	9,525	9,787
		35,830
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (a)	21,255	19,023
6.625% 6/15/24 (a)	14,645	13,766
Albertsons, Inc.:
7.45% 8/1/29	13,240	11,916
8% 5/1/31	12,364	11,313
8.7% 5/1/30	1,710	1,633
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (a)	24,122	20,745
9.375% 9/15/18 pay-in-kind (a)(c)	15,260	6,104
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	16,350	16,841
		101,341
Food/Beverage/Tobacco - 1.6%
B&G Foods, Inc. 4.625% 6/1/21	10,575	10,826
ESAL GmbH 6.25% 2/5/23 (a)	28,980	27,060
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (a)	3,220	3,301
JBS Investments GmbH 7.25% 4/3/24 (a)	37,820	36,780
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	20,055	19,854
5.875% 7/15/24 (a)	6,030	5,985
7.25% 6/1/21 (a)	7,350	7,469
8.25% 2/1/20 (a)	7,110	7,199
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	7,660	7,995
4.875% 11/1/26 (a)	7,740	8,091
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	13,985	14,335
Post Holdings, Inc.:
5% 8/15/26 (a)	17,030	17,477
5.5% 3/1/25 (a)	10,085	10,640
5.75% 3/1/27 (a)	7,710	8,173
TreeHouse Foods, Inc. 4.875% 3/15/22	4,150	4,295
		189,480
Gaming - 0.6%
Eldorado Resorts, Inc. 6% 4/1/25	3,040	3,253
Jacobs Entertainment, Inc. 7.875% 2/1/24 (a)	2,820	3,060
MCE Finance Ltd. 4.875% 6/6/25 (a)	4,695	4,659
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24	6,770	7,362
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	2,295	2,364
Scientific Games Corp. 10% 12/1/22	22,999	25,644
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	27,670	28,327
		74,669
Healthcare - 5.0%
Alere, Inc. 6.375% 7/1/23 (a)	5,115	5,499
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	6,045	5,954
AmSurg Corp. 5.625% 7/15/22	6,995	7,257
Community Health Systems, Inc.:
6.25% 3/31/23	26,630	27,296
6.875% 2/1/22	64,565	55,364
7.125% 7/15/20	14,580	14,051
Double Eagle Acquisition Sub, Inc. 7.5% 10/1/24 (a)	6,825	7,473
Envision Healthcare Corp. 6.25% 12/1/24 (a)	11,515	12,407
HCA Holdings, Inc.:
4.75% 5/1/23	12,395	13,046
5.25% 6/15/26	14,055	15,215
5.375% 2/1/25	22,530	23,994
5.875% 5/1/23	33,560	36,706
5.875% 2/15/26	29,610	32,275
7.5% 2/15/22	10,725	12,387
HealthSouth Corp.:
5.125% 3/15/23	6,440	6,601
5.75% 11/1/24	22,135	22,578
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (a)	5,715	6,029
Hologic, Inc. 5.25% 7/15/22 (a)	12,345	13,039
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (a)	11,285	11,990
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	6,095	6,598
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	4,030	4,211
6.375% 2/15/22	9,445	9,752
Quintiles Transnational Corp. 4.875% 5/15/23 (a)	8,705	9,031
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (a)	12,857	13,821
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	4,945	5,118
Surgery Center Holdings, Inc. 8.875% 4/15/21 (a)	11,400	12,369
Tenet Healthcare Corp.:
4.625% 7/15/24 (a)	6,055	6,025
6.75% 6/15/23	13,245	13,079
6.875% 11/15/31	23,140	20,826
7.5% 1/1/22 (a)	6,590	7,117
8.125% 4/1/22	14,975	16,113
Tennessee Merger Sub, Inc. 6.375% 2/1/25 (a)	17,340	16,993
THC Escrow Corp. III:
5.125% 5/1/25 (a)	6,055	6,093
7% 8/1/25 (a)	12,115	11,964
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (a)	42,000	36,120
6.5% 3/15/22 (a)	11,985	12,644
6.75% 8/15/21 (a)	2,029	1,917
7% 3/15/24 (a)	17,980	19,149
Vizient, Inc. 10.375% 3/1/24 (a)	12,515	14,470
Wellcare Health Plans, Inc. 5.25% 4/1/25	9,245	9,800
		582,371
Homebuilders/Real Estate - 1.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	6,475	6,766
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (a)	5,010	5,185
Howard Hughes Corp. 5.375% 3/15/25 (a)	12,730	13,223
Mattamy Group Corp. 6.875% 12/15/23 (a)	8,755	8,908
Odebrecht Finance Ltd.:
4.375% 4/25/25 (a)	12,020	4,718
5.25% 6/27/29 (a)	10,987	4,120
7.125% 6/26/42 (a)	5,370	2,215
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (a)	3,545	3,651
6.125% 4/1/25 (a)	3,545	3,660
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	14,750	15,137
5.875% 4/15/23 (a)	8,405	8,951
Toll Brothers Finance Corp.:
4.375% 4/15/23	24,055	25,107
5.625% 1/15/24	3,075	3,344
TRI Pointe Homes, Inc.:
4.375% 6/15/19	6,675	6,842
5.875% 6/15/24	16,130	17,178
William Lyon Homes, Inc. 5.875% 1/31/25	7,125	7,368
		136,373
Hotels - 0.4%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,369
FelCor Lodging LP 6% 6/1/25	10,935	11,755
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25 (a)	17,975	18,627
4.875% 4/1/27 (a)	8,435	8,793
Playa Resorts Holding BV 8% 8/15/20 (a)	8,279	8,610
		51,154
Insurance - 0.6%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (a)	28,500	30,424
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (a)	22,620	23,638
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	12,080	12,503
		66,565
Leisure - 0.7%
24 Hour Holdings III LLC 8% 6/1/22 (a)	4,530	4,224
Carlson Travel, Inc. 6.75% 12/15/23 (a)	4,355	4,420
Cedar Fair LP/Magnum Management Corp. 5.375% 4/15/27 (a)	6,830	7,206
LTF Merger Sub, Inc. 8.5% 6/15/23 (a)	7,365	7,853
Silversea Cruises 7.25% 2/1/25 (a)	4,765	5,128
Six Flags Entertainment Corp.:
4.875% 7/31/24 (a)	14,040	14,286
5.5% 4/15/27 (a)	7,460	7,712
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	7,565	7,981
7.25% 11/30/21 (a)	19,685	21,132
		79,942
Metals/Mining - 1.7%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (a)	7,705	8,495
7% 9/30/26 (a)	6,385	7,087
Aleris International, Inc. 6% 6/1/20 (a)	151	151
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (a)	3,500	3,693
First Quantum Minerals Ltd.:
7% 2/15/21 (a)	13,590	14,100
7.25% 5/15/22 (a)	7,715	7,999
7.25% 4/1/23 (a)	11,390	11,732
7.5% 4/1/25 (a)	15,025	15,423
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	7,950	8,169
5.125% 5/15/24 (a)	9,780	10,147
Freeport-McMoRan, Inc.:
3.55% 3/1/22	5,690	5,519
3.875% 3/15/23	17,075	16,499
5.4% 11/14/34	5,430	5,109
5.45% 3/15/43	35,380	32,550
6.75% 2/1/22	16,510	17,336
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (a)	6,445	7,363
Lundin Mining Corp.:
7.5% 11/1/20 (a)	3,930	4,123
7.875% 11/1/22 (a)	570	621
Mirabela Nickel Ltd. 1% 9/10/44 pay-in-kind (a)(d)	41	0
Murray Energy Corp. 11.25% 4/15/21 (a)	14,540	11,039
Prince Mineral Holding Corp. 11.5% 12/15/19 (a)(c)	3,255	3,364
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	9,795	10,089
		200,608
Paper - 0.2%
Boise Cascade Co. 5.625% 9/1/24 (a)	4,105	4,269
Flex Acquisition Co., Inc. 6.875% 1/15/25 (a)	5,230	5,492
NewPage Corp.:
0% 5/1/12 (c)(d)	6,337	0
11.375% 12/31/2114 (d)	12,582	0
Xerium Technologies, Inc. 9.5% 8/15/21	17,025	18,004
		27,765
Publishing/Printing - 0.3%
Cengage Learning, Inc. 9.5% 6/15/24 (a)	25,970	22,594
Harland Clarke Holdings Corp. 8.375% 8/15/22 (a)	7,860	8,410
		31,004
Restaurants - 0.3%
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (a)	9,215	9,503
5% 6/1/24 (a)	8,800	9,174
5.25% 6/1/26 (a)	8,800	9,328
Landry's Acquisition Co. 6.75% 10/15/24 (a)	9,190	9,423
		37,428
Services - 1.3%
APX Group, Inc.:
7.625% 9/1/23 (a)(b)	16,950	17,247
7.875% 12/1/22	26,730	29,069
8.75% 12/1/20	19,025	19,548
Everi Payments, Inc. 10% 1/15/22	11,085	12,124
IHS Markit Ltd. 4.75% 2/15/25 (a)	9,190	9,672
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	10,355	10,795
Laureate Education, Inc. 8.25% 5/1/25 (a)	33,595	36,535
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (a)	3,510	3,682
TMS International Corp. 7.625% 10/15/21 (a)	2,170	2,273
United Rentals North America, Inc. 5.5% 5/15/27	7,325	7,728
		148,673
Steel - 0.4%
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (a)	12,105	11,802
JMC Steel Group, Inc. 9.875% 6/15/23 (a)	7,500	8,494
United States Steel Corp. 8.375% 7/1/21 (a)	24,580	27,192
		47,488
Super Retail - 1.1%
Hanesbrands, Inc.:
4.625% 5/15/24 (a)	5,710	5,831
4.875% 5/15/26 (a)	5,710	5,824
L Brands, Inc. 6.875% 11/1/35	13,095	12,571
Netflix, Inc.:
4.375% 11/15/26 (a)	11,520	11,664
5.375% 2/1/21 (a)	7,725	8,343
5.75% 3/1/24	12,225	13,448
5.875% 2/15/25	27,663	30,983
PetSmart, Inc.:
5.875% 6/1/25 (a)	12,725	12,216
8.875% 6/1/25 (a)	19,195	18,187
Sonic Automotive, Inc.:
5% 5/15/23	1,610	1,562
6.125% 3/15/27	5,990	6,020
Springs Industries, Inc. 6.25% 6/1/21	2,990	3,072
		129,721
Technology - 3.7%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (a)	23,415	25,727
Brocade Communications Systems, Inc. 4.625% 1/15/23	6,460	6,630
Camelot Finance SA 7.875% 10/15/24 (a)	5,065	5,508
CDW LLC/CDW Finance Corp.:
5% 9/1/23	10,930	11,395
5% 9/1/25	6,380	6,663
Ceridian HCM Holding, Inc. 11% 3/15/21 (a)	4,675	4,950
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (a)	26,160	30,607
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	19,115	19,880
Entegris, Inc. 6% 4/1/22 (a)	3,215	3,367
Gartner, Inc. 5.125% 4/1/25 (a)	6,010	6,356
Greeneden U.S. Holdings II LLC 10% 11/30/24 (a)	15,935	18,086
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	9,220	9,958
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	8,065	8,398
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (a)	4,060	4,243
Micron Technology, Inc.:
5.25% 8/1/23 (a)	4,485	4,687
5.25% 1/15/24 (a)	9,585	9,989
5.5% 2/1/25	8,076	8,568
5.875% 2/15/22	6,735	7,004
7.5% 9/15/23	10,485	11,695
Microsemi Corp. 9.125% 4/15/23 (a)	2,383	2,740
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (a)	14,060	15,097
4.625% 6/1/23 (a)	10,735	11,596
5.75% 3/15/23 (a)	15,325	16,076
Open Text Corp. 5.875% 6/1/26 (a)	8,535	9,239
Parametric Technology Corp. 6% 5/15/24	3,490	3,756
Qorvo, Inc.:
6.75% 12/1/23	8,570	9,403
7% 12/1/25	25,960	29,530
Sensata Technologies BV 5% 10/1/25 (a)	11,210	11,799
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	11,535	12,573
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	29,985	34,483
SS&C Technologies Holdings, Inc. 5.875% 7/15/23	8,960	9,520
Symantec Corp. 5% 4/15/25 (a)	10,050	10,527
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (a)	14,610	15,815
10.5% 2/1/24 (a)	29,365	32,522
		428,387
Telecommunications - 11.0%
Altice Financing SA:
6.5% 1/15/22 (a)	26,701	27,828
6.625% 2/15/23 (a)	20,740	21,971
7.5% 5/15/26 (a)	21,660	24,017
Altice Finco SA 8.125% 1/15/24 (a)	21,880	23,740
Citizens Communications Co.:
7.875% 1/15/27	9,275	6,724
9% 8/15/31	13,178	10,608
CommScope Technologies Finance LLC 5% 3/15/27 (a)	12,745	12,777
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (a)	3,190	3,318
5.375% 3/15/27 (a)	2,735	2,889
Digicel Group Ltd.:
6% 4/15/21 (a)	2,020	1,963
6.75% 3/1/23 (a)	1,900	1,817
7.125% 4/1/22 (a)	42,670	37,891
8.25% 9/30/20 (a)	21,044	20,176
Equinix, Inc. 5.375% 5/15/27	9,265	10,018
FairPoint Communications, Inc. 8.75% 8/15/19 (a)	6,240	6,378
Frontier Communications Corp. 11% 9/15/25	22,810	20,900
GCI, Inc. 6.875% 4/15/25	10,905	11,859
GTT Communications, Inc. 7.875% 12/31/24 (a)	5,565	5,982
Intelsat Jackson Holdings SA:
5.5% 8/1/23	55,360	47,748
7.25% 10/15/20	39,625	38,015
7.5% 4/1/21	21,110	19,949
9.75% 7/15/25 (a)	15,175	15,668
j2 Global, Inc. 8% 8/1/20	7,245	7,390
Level 3 Financing, Inc.:
5.125% 5/1/23	11,240	11,690
5.375% 5/1/25	11,240	11,943
Millicom International Cellular SA:
6% 3/15/25 (a)	10,745	11,322
6.625% 10/15/21 (a)	6,275	6,527
Neptune Finco Corp.:
6.625% 10/15/25 (a)	22,160	24,431
10.125% 1/15/23 (a)	22,930	26,685
10.875% 10/15/25 (a)	46,225	57,666
Sable International Finance Ltd. 6.875% 8/1/22 (a)	47,295	51,019
SFR Group SA:
6% 5/15/22 (a)	122,140	127,787
6.25% 5/15/24 (a)	75,510	79,757
7.375% 5/1/26 (a)	87,735	94,973
Sprint Capital Corp.:
6.875% 11/15/28	11,304	12,321
8.75% 3/15/32	8,446	10,473
Sprint Communications, Inc. 6% 11/15/22	28,255	29,809
Sprint Corp.:
7.125% 6/15/24	56,633	62,084
7.625% 2/15/25	32,350	36,475
7.875% 9/15/23	29,545	33,534
T-Mobile U.S.A., Inc.:
6% 4/15/24	17,090	18,372
6.375% 3/1/25	76,286	82,389
6.5% 1/15/24	37,110	39,893
Telesat Canada/Telesat LLC 8.875% 11/15/24 (a)	9,010	10,159
U.S. West Communications:
7.25% 9/15/25	1,480	1,652
7.25% 10/15/35	5,745	5,719
UPCB Finance IV Ltd. 5.375% 1/15/25 (a)	11,930	12,437
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	28,150	29,839
6% 4/1/23	11,035	11,628
		1,280,210
Transportation Ex Air/Rail - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	2,850	2,458
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	10,180	9,913
Teekay Corp. 8.5% 1/15/20	21,637	21,745
		34,116
Utilities - 3.3%
Dynegy, Inc.:
7.375% 11/1/22	36,240	36,610
7.625% 11/1/24	41,495	40,924
8% 1/15/25 (a)	14,375	14,231
Energy Future Holdings Corp.:
10.875% 11/1/17 (d)	7,994	2,838
11.25% 11/1/17 pay-in-kind (c)(d)	147	52
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)	74,350	104,462
12.25% 3/1/22 (a)(c)(d)	83,211	123,360
EnLink Midstream Partners LP:
4.15% 6/1/25	8,545	8,567
4.4% 4/1/24	8,560	8,791
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	2,720	2,740
7% 6/15/23	11,295	11,408
InterGen NV 7% 6/30/23 (a)	4,475	4,386
Pattern Energy Group, Inc. 5.875% 2/1/24 (a)	5,475	5,776
PPL Energy Supply LLC 6.5% 6/1/25	8,945	6,463
RJS Power Holdings LLC 4.625% 7/15/19 (a)(c)	1,995	1,970
TXU Corp.:
5.55% 11/15/14 (d)	4,137	455
6.5% 11/15/24 (d)	39,570	4,353
6.55% 11/15/34 (d)	74,878	8,237
		385,623

TOTAL NONCONVERTIBLE BONDS		7,181,409

TOTAL CORPORATE BONDS
(Cost $6,801,547)		7,182,708
	Shares	Value (000s)

Common Stocks - 21.2%
Air Transportation - 0.7%
Air Canada (e)	3,438,100	54,684
Delta Air Lines, Inc.	422,100	20,835

TOTAL AIR TRANSPORTATION		75,519

Automotive & Auto Parts - 1.3%
Adient PLC	286,265	18,742
Allison Transmission Holdings, Inc.	806,300	30,478
Chassix Holdings, Inc. (e)	677,217	22,890
Chassix Holdings, Inc. warrants 7/29/20 (e)	37,382	354
Delphi Automotive PLC	304,000	27,488
Exide Technologies (e)	9,824	0
Exide Technologies (e)	32,746	0
Lear Corp.	221,700	32,854
Tenneco, Inc.	320,700	17,735

TOTAL AUTOMOTIVE & AUTO PARTS		150,541

Banks & Thrifts - 0.3%
Bank of America Corp.	661,200	15,948
Citigroup, Inc.	275,500	18,858

TOTAL BANKS & THRIFTS		34,806

Broadcasting - 0.8%
DISH Network Corp. Class A (e)	294,600	18,863
Nexstar Broadcasting Group, Inc. Class A	454,029	29,693
Sinclair Broadcast Group, Inc. Class A	1,263,600	45,553

TOTAL BROADCASTING		94,109

Building Materials - 0.0%
Ply Gem Holdings, Inc. (e)	41,200	721
Cable/Satellite TV - 1.3%
Altice NV Class A (e)	1,241,809	30,658
Liberty Global PLC Class A (e)	1,560,600	52,842
Naspers Ltd. Class N	290,300	64,172

TOTAL CABLE/SATELLITE TV		147,672

Chemicals - 0.7%
LyondellBasell Industries NV Class A	462,645	41,680
Platform Specialty Products Corp. (e)	2,414,600	33,829

TOTAL CHEMICALS		75,509

Consumer Products - 0.2%
Newell Brands, Inc.	412,639	21,754
Reddy Ice Holdings, Inc. (e)	496,439	199

TOTAL CONSUMER PRODUCTS		21,953

Diversified Financial Services - 0.3%
OneMain Holdings, Inc. (e)	1,446,000	38,666
Penson Worldwide, Inc. Class A (e)	10,322,034	0
PJT Partners, Inc.	5,092	221

TOTAL DIVERSIFIED FINANCIAL SERVICES		38,887

Energy - 0.8%
Chaparral Energy, Inc.:
Class A (e)	120,910	2,515
Class B	25,896	539
Crestwood Equity Partners LP	151,525	3,728
Diamondback Energy, Inc. (e)	215,400	20,653
Forbes Energy Services Ltd. (e)	193,218	2,067
Goodrich Petroleum Corp.	129,527	1,656
Ovation Acquisition I LLC (e)(f)	3,002,269	0
Pioneer Natural Resources Co.	127,200	20,746
Rice Energy, Inc. (e)	1,041,000	29,117
Southwestern Energy Co. (e)	2,230,100	12,712

TOTAL ENERGY		93,733

Entertainment/Film - 0.3%
Cinemark Holdings, Inc.	769,600	29,937
Gaming - 1.2%
Melco Crown Entertainment Ltd. sponsored ADR	1,184,400	23,925
MGM Mirage, Inc.	910,700	29,989
Red Rock Resorts, Inc.	3,656,651	87,394

TOTAL GAMING		141,308

Healthcare - 1.1%
Allergan PLC	279,400	70,501
Envision Healthcare Corp. (e)	522,300	29,473
HCA Holdings, Inc. (e)	413,000	33,180
HealthSouth Corp.	34	1
Rotech Healthcare, Inc. (e)	185,710	208

TOTAL HEALTHCARE		133,363

Homebuilders/Real Estate - 0.5%
American Tower Corp.	11,612	1,583
CalAtlantic Group, Inc.	400,000	14,040
PulteGroup, Inc.	820,000	20,024
Realogy Holdings Corp.	51,500	1,710
Taylor Morrison Home Corp. (e)	915,400	20,706

TOTAL HOMEBUILDERS/REAL ESTATE		58,063

Hotels - 0.4%
Extended Stay America, Inc. unit	2,289,700	45,267
Metals/Mining - 0.2%
Aleris Corp. (e)	127,520	741
Freeport-McMoRan, Inc. (e)	1,385,000	20,249
Mirabela Nickel Ltd. (e)	6,852,955	0

TOTAL METALS/MINING		20,990

Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (e)(f)	127,577	91
Services - 2.1%
Air Lease Corp. Class A	549,800	21,761
Expedia, Inc.	187,000	29,260
HD Supply Holdings, Inc. (e)	1,088,200	35,356
MasterCard, Inc. Class A	412,300	52,692
Penhall Acquisition Co.:
Class A (e)	26,163	2,096
Class B (e)	8,721	699
United Rentals, Inc. (e)	524,794	62,429
Visa, Inc. Class A	360,800	35,921
WP Rocket Holdings, Inc. (e)(f)	25,255,077	1,515

TOTAL SERVICES		241,729

Super Retail - 0.3%
Arena Brands Holding Corp. Class B (e)(f)	659,302	778
Priceline Group, Inc. (e)	19,300	39,150

TOTAL SUPER RETAIL		39,928

Technology - 6.5%
Adobe Systems, Inc. (e)	256,400	37,560
Alphabet, Inc. Class A (e)	107,300	101,452
Broadcom Ltd.	292,000	72,025
CDW Corp.	491,300	31,163
CommScope Holding Co., Inc. (e)	325,800	11,983
Cypress Semiconductor Corp.	24,992	355
Electronic Arts, Inc. (e)	310,300	36,224
Facebook, Inc. Class A (e)	618,500	104,681
First Data Corp. Class A (e)	1,594,089	29,746
Global Payments, Inc.	293,124	27,662
MagnaChip Semiconductor Corp. (e)(g)	219,804	2,396
Microsemi Corp. (e)	733,000	38,175
Nuance Communications, Inc. (e)	1,190,900	20,603
ON Semiconductor Corp. (e)	2,335,138	34,910
PayPal Holdings, Inc. (e)	630,400	36,910
Qorvo, Inc. (e)	701,732	48,111
Semtech Corp. (e)	347,319	13,754
Skyworks Solutions, Inc.	987,934	103,605

TOTAL TECHNOLOGY		751,315

Telecommunications - 1.6%
Alibaba Group Holding Ltd. sponsored ADR (e)	643,800	99,757
Altice U.S.A., Inc. Class A	780,000	26,083
T-Mobile U.S., Inc. (e)	978,600	60,340

TOTAL TELECOMMUNICATIONS		186,180

Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (f)	598,287	2,752
U.S. Shipping Partners Corp. (e)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (e)	484,379	0

TOTAL TRANSPORTATION EX AIR/RAIL		2,752

Utilities - 0.6%
Calpine Corp. (e)	2,748,100	39,518
Portland General Electric Co.	14,817	662
The AES Corp.	2,957,700	33,067

TOTAL UTILITIES		73,247

TOTAL COMMON STOCKS
(Cost $1,880,380)		2,457,620

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (e)	199,717	1,857
Healthcare - 0.1%
Allergan PLC 5.50%	13,000	11,619

TOTAL CONVERTIBLE PREFERRED STOCKS		13,476

Nonconvertible Preferred Stocks - 0.0%
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (f)	265,905,500	2,659
TOTAL PREFERRED STOCKS
(Cost $24,035)		16,135
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 2.3%
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19	3,297	3,297
Consumer Services - 0.0%
Optiv Security, Inc. Tranche 2LN, term loan 8.4375% 2/1/25 (c)	350	348
Energy - 0.9%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)	6,200	6,217
Bcp Raptor LLC Tranche B, term loan 5.5072% 6/22/24 (c)	9,050	9,084
California Resources Corp. Tranche 1LN, term loan 11.6006% 12/31/21 (c)	45,945	49,414
Chesapeake Energy Corp. Tranche 1LN, term loan 8.6864% 8/23/21 (c)	14,200	15,233
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (c)	1,869	1,879
Seadrill Operating LP Tranche B, term loan 4.2964% 2/21/21 (c)	22,528	15,394
Vanguard Natural Gas LLC term loan 8.7317% 5/1/21 (c)	1,452	1,445

TOTAL ENERGY		98,666

Healthcare - 0.2%
Albany Molecular Research, Inc. term loan:
7/27/24 (h)	925	932
7/27/25 (h)	485	493
InVentiv Health, Inc. Tranche B, term loan 4.9518% 11/9/23 (c)	22,870	22,882

TOTAL HEALTHCARE		24,307

Metals/Mining - 0.2%
Murray Energy Corp. Tranche B 2LN, term loan 8.5464% 4/16/20 (c)	23,018	22,356
Paper - 0.0%
Caraustar Industries, Inc. Tranche B, term loan 6.7964% 3/14/22 (c)	1,681	1,690
Services - 0.3%
Almonde, Inc.:
Tranche 2LN, term loan 8.4589% 6/13/25 (c)	1,230	1,262
Tranche B 1LN, term loan 4.7364% 6/13/24 (c)	5,710	5,754
Greeneden U.S. Holdings II LLC Tranche B, term loan 12/1/23 (h)	17,257	17,375
KUEHG Corp. Tranche B 1LN, term loan 5.0464% 8/13/22 (c)	12,901	12,982

TOTAL SERVICES		37,373

Steel - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (d)	5,183	1,676
Super Retail - 0.1%
Sears Roebuck Acceptance Corp. Tranche B, term loan 8.7239% 7/20/20 (c)	8,680	8,758
Technology - 0.3%
Kronos, Inc. term loan 9.4196% 11/1/24 (c)	19,695	20,417
Landesk Group, Inc. term loan:
5.49% 1/20/24 (c)	3,153	3,128
10.24% 1/20/25 (c)	10,270	10,219

TOTAL TECHNOLOGY		33,764

Utilities - 0.3%
Energy Future Holdings Corp. Tranche B, term loan 4.2221% 6/23/18 (c)	36,260	36,514
TOTAL BANK LOAN OBLIGATIONS
(Cost $264,640)		268,749

Preferred Securities - 6.1%
Banks & Thrifts - 6.1%
Bank of America Corp.:
5.125% (c)(i)	28,140	28,877
5.2% (c)(i)	61,440	64,123
6.25% (c)(i)	28,555	32,204
Barclays Bank PLC 7.625% 11/21/22	22,355	26,236
Citigroup, Inc.:
5.8% (c)(i)	41,925	44,379
5.9% (c)(i)	27,015	29,983
5.95% (c)(i)	51,015	55,240
6.25% (c)(i)	17,065	19,663
6.3% (c)(i)	5,610	6,190
Goldman Sachs Group, Inc.:
5.375% (c)(i)	31,615	33,421
5.7% (c)(i)	35,166	37,182
JPMorgan Chase & Co.:
5% (c)(i)	33,640	34,450
5.3% (c)(i)	16,855	17,879
6% (c)(i)	69,385	77,364
6.125% (c)(i)	17,585	19,654
6.75% (c)(i)	8,330	9,823
Royal Bank of Scotland Group PLC 8.625% (c)(i)	41,759	46,431
Wells Fargo & Co.:
5.875% (c)(i)	50,420	56,284
5.9% (c)(i)	63,075	68,993

TOTAL BANKS & THRIFTS		708,376

Homebuilders/Real Estate - 0.0%
Odebrecht Finance Ltd. 7.5% (a)(i)	2,940	1,271
TOTAL PREFERRED SECURITIES
(Cost $666,503)		709,647
	Shares	Value (000s)

Money Market Funds - 7.8%
Fidelity Cash Central Fund, 1.11% (j)	900,076,992	900,257
Fidelity Securities Lending Cash Central Fund 1.11% (j)(k)	1,908,354	1,909
TOTAL MONEY MARKET FUNDS
(Cost $902,122)		902,166
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $10,539,227)		11,537,025
NET OTHER ASSETS (LIABILITIES) - 0.7%		86,257
NET ASSETS - 100%		$11,623,282

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,744,429,000 or 32.2% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Non-income producing

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,795,000 or 0.1% of net assets.

 (g) Security or a portion of the security is on loan at period end.

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$21,592
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$246
Ovation Acquisition I LLC	12/23/15	$30
Tricer Holdco SCA	12/19/16	$14,875
Tricer Holdco SCA	12/19/16	$9,607
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$13,154

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,044
Fidelity Securities Lending Cash Central Fund	4
Total	$2,048

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$724,159	$635,874	$64,263	$24,022
Consumer Staples	2,056	--	--	2,056
Energy	93,733	93,733	--	--
Financials	73,693	73,693	--	--
Health Care	144,982	133,155	11,619	208
Industrials	235,985	226,264	--	9,721
Information Technology	939,685	939,685	--	--
Materials	96,499	95,758	--	741
Real Estate	3,293	3,293	--	--
Telecommunication Services	86,423	86,423	--	--
Utilities	73,247	73,247	--	--
Corporate Bonds	7,182,708	--	7,179,667	3,041
Bank Loan Obligations	268,749	--	265,452	3,297
Preferred Securities	709,647	--	709,647	--
Money Market Funds	902,166	902,166	--	--
Total Investments in Securities:	$11,537,025	$3,263,291	$8,230,648	$43,086

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $10,497,718,000. Net unrealized appreciation aggregated $1,039,307,000, of which $1,380,941,000 related to appreciated investment securities and $341,634,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Short Duration High Income Fund

July 31, 2017

SDH-QTLY-0917
1.969439.103

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.0%
	Principal Amount	Value
Aerospace - 2.3%
DAE Funding LLC:
4% 8/1/20 (a)(b)	$550,000	$558,938
4.5% 8/1/22 (a)(b)	565,000	574,888
TransDigm, Inc. 6% 7/15/22	1,510,000	1,577,950

TOTAL AEROSPACE		2,711,776

Air Transportation - 3.5%
Air Canada 7.75% 4/15/21 (a)	840,000	962,850
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	75,000	75,968
Allegiant Travel Co. 5.5% 7/15/19	785,000	810,513
American Airlines Group, Inc. 5.5% 10/1/19 (a)	485,000	509,541
Delta Air Lines, Inc. 2.875% 3/13/20	100,000	101,580
U.S. Airways Group, Inc. 6.125% 6/1/18	1,030,000	1,060,035
United Continental Holdings, Inc.:
6% 12/1/20	45,000	48,938
6.375% 6/1/18	500,000	516,580

TOTAL AIR TRANSPORTATION		4,086,005

Automotive - 0.2%
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	202,334
Automotive & Auto Parts - 0.3%
General Motors Financial Co., Inc. 2.35% 10/4/19	100,000	100,364
Williams Partners LP 5.25% 3/15/20	200,000	215,388

TOTAL AUTOMOTIVE & AUTO PARTS		315,752

Banks & Thrifts - 1.7%
Bank of America Corp. 2.625% 4/19/21	250,000	252,219
Citigroup, Inc. 2.9% 12/8/21	200,000	202,836
Citizens Bank NA 2.25% 3/2/20	250,000	250,867
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	250,000	257,908
Deutsche Bank AG 2.7% 7/13/20	250,000	251,165
Goldman Sachs Group, Inc. 2.625% 4/25/21	100,000	100,433
JPMorgan Chase & Co. 2.55% 3/1/21	200,000	201,712
SunTrust Banks, Inc. 2.7% 1/27/22	200,000	201,411
UniCredit SpA 3.75% 4/12/22 (a)	200,000	205,013

TOTAL BANKS & THRIFTS		1,923,564

Broadcasting - 0.8%
21st Century Fox America, Inc. 4.5% 2/15/21	200,000	214,617
AMC Networks, Inc. 4.75% 12/15/22	496,000	510,260
Sirius XM Radio, Inc. 3.875% 8/1/22 (a)	235,000	239,700

TOTAL BROADCASTING		964,577

Building Materials - 1.0%
Building Materials Corp. of America 5.125% 2/15/21 (a)	120,000	124,500
CEMEX Finance LLC 9.375% 10/12/22 (a)	300,000	318,600
CEMEX S.A.B. de CV 6.5% 12/10/19 (a)	637,000	667,678

TOTAL BUILDING MATERIALS		1,110,778

Cable/Satellite TV - 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,800,000	1,863,000
5.125% 5/1/23 (a)	1,070,000	1,123,500

TOTAL CABLE/SATELLITE TV		2,986,500

Capital Goods - 0.2%
Roper Technologies, Inc. 2.8% 12/15/21	213,000	215,354
Chemicals - 1.7%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	60,000	61,088
3.45% 6/1/23	405,000	383,738
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	430,000	450,425
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	510,000	522,750
Platform Specialty Products Corp. 6.5% 2/1/22 (a)	500,000	518,750

TOTAL CHEMICALS		1,936,751

Containers - 0.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	200,000	205,500
4.625% 5/15/23 (a)	400,000	409,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4.8036% 7/15/21 (a)(c)	50,000	51,063

TOTAL CONTAINERS		665,563

Diversified Financial Services - 4.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.95% 2/1/22	300,000	313,128
Capital One Financial Corp. 2.5% 5/12/20	200,000	201,413
FLY Leasing Ltd. 6.75% 12/15/20	65,000	68,006
Hyundai Capital America 2.55% 2/6/19 (a)	100,000	100,554
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	385,000	395,761
6% 8/1/20	320,000	328,800
6.25% 2/1/22	1,540,000	1,603,048
ILFC E-Capital Trust I 4.34% 12/21/65 (a)(c)	605,000	577,412
ILFC E-Capital Trust II 4.59% 12/21/65 (a)(c)	150,000	144,000
Moody's Corp. 5.5% 9/1/20	200,000	219,780
Morgan Stanley 2.5% 4/21/21	250,000	250,872
Springleaf Financial Corp. 7.75% 10/1/21	212,000	237,705
Synchrony Bank 3% 6/15/22	250,000	249,263

TOTAL DIVERSIFIED FINANCIAL SERVICES		4,689,742

Diversified Media - 2.1%
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,350,000	2,423,438
Energy - 13.4%
Anadarko Petroleum Corp. 4.85% 3/15/21	200,000	213,438
Antero Resources Corp. 5.125% 12/1/22	370,000	375,550
Antero Resources Finance Corp. 5.375% 11/1/21	60,000	61,631
Calfrac Holdings LP 7.5% 12/1/20 (a)	145,000	133,038
California Resources Corp. 8% 12/15/22 (a)	505,000	321,938
Cenovus Energy, Inc. 3% 8/15/22	250,000	242,768
Chesapeake Energy Corp.:
4.875% 4/15/22	850,000	782,000
5.75% 3/15/23	60,000	54,900
6.125% 2/15/21	45,000	43,988
8% 12/15/22 (a)	122,000	129,320
Consolidated Energy Finance SA 4.9817% 6/15/22 (a)(c)	220,000	219,998
Continental Resources, Inc. 4.5% 4/15/23	500,000	487,500
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,000,000	1,015,000
Denbury Resources, Inc. 9% 5/15/21 (a)	490,000	466,725
Ensco PLC 8% 1/31/24	1,132,000	1,043,563
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	240,000	237,600
Forum Energy Technologies, Inc. 6.25% 10/1/21	30,000	29,550
FTS International, Inc.:
6.25% 5/1/22	265,000	229,888
8.7456% 6/15/20 (a)(c)	60,000	60,900
Gibson Energy, Inc. 6.75% 7/15/21 (a)	27,000	27,878
Nabors Industries, Inc. 5.5% 1/15/23	83,000	79,041
NGPL PipeCo LLC 4.375% 8/15/22 (a)	20,000	20,575
Noble Holding International Ltd.:
4.625% 3/1/21	626,000	527,211
7.75% 1/15/24	50,000	39,793
Parsley Energy LLC/Parsley 5.25% 8/15/25 (a)	55,000	55,963
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	680,000	683,400
Plains All American Pipeline LP/PAA Finance Corp. 2.6% 12/15/19	100,000	100,452
Precision Drilling Corp. 6.5% 12/15/21	200,000	196,500
Range Resources Corp.:
5% 8/15/22 (a)	840,000	831,600
5% 3/15/23 (a)	500,000	493,750
Southwestern Energy Co. 4.1% 3/15/22	155,000	144,538
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	1,060,000	1,086,500
6.375% 4/1/23	135,000	142,088
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.125% 11/15/19	207,000	209,846
TerraForm Power Operating LLC 6.375% 2/1/23 (a)(c)	50,000	52,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	755,000	793,694
5.875% 10/1/20	210,000	213,150
6.125% 10/15/21	10,000	10,363
6.25% 10/15/22	365,000	387,813
The Williams Companies, Inc. 3.7% 1/15/23	1,185,000	1,172,771
TransCanada PipeLines Ltd. 2.5% 8/1/22	9,000	9,023
Western Gas Partners LP 2.6% 8/15/18	200,000	200,676
Whiting Petroleum Corp.:
5% 3/15/19	500,000	491,875
5.75% 3/15/21	55,000	52,181
WPX Energy, Inc. 6% 1/15/22	1,220,000	1,253,550

TOTAL ENERGY		15,425,526

Entertainment/Film - 0.2%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(c)	291,996	268,636
Environmental - 0.5%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	500,000	527,500
Food & Drug Retail - 0.1%
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	200,000	162,000
Food/Beverage/Tobacco - 1.8%
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/21	200,000	203,376
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	490,000	481,425
Darling International, Inc. 5.375% 1/15/22	415,000	431,600
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	200,000	204,245
JBS Investments GmbH 7.75% 10/28/20 (a)	450,000	448,875
TreeHouse Foods, Inc. 4.875% 3/15/22	300,000	310,500

TOTAL FOOD/BEVERAGE/TOBACCO		2,080,021

Gaming - 4.1%
GLP Capital LP/GLP Financing II, Inc. 4.375% 4/15/21	60,000	62,625
MGM Mirage, Inc. 6% 3/15/23	500,000	553,750
Scientific Games Corp.:
6.625% 5/15/21	735,000	758,888
7% 1/1/22 (a)	10,000	10,650
10% 12/1/22	500,000	557,500
Wynn Macau Ltd. 5.25% 10/15/21 (a)	2,700,000	2,754,000

TOTAL GAMING		4,697,413

Healthcare - 10.5%
Abbott Laboratories 5.125% 4/1/19	200,000	210,791
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	25,000	24,625
Becton, Dickinson & Co. 2.894% 6/6/22	200,000	201,055
Community Health Systems, Inc.:
5.125% 8/1/21	320,000	322,000
6.25% 3/31/23	1,155,000	1,183,875
6.875% 2/1/22	1,065,000	913,238
Forest Laboratories, Inc. 5% 12/15/21 (a)	200,000	219,625
HCA Holdings, Inc.:
4.75% 5/1/23	300,000	315,750
6.25% 2/15/21	800,000	869,000
HealthSouth Corp. 5.125% 3/15/23	255,000	261,375
Kindred Healthcare, Inc. 8% 1/15/20	900,000	904,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.875% 4/15/20 (a)	465,000	463,838
Mylan N.V. 3.15% 6/15/21	200,000	204,227
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	65,000	63,863
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	60,000	62,100
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	200,000	199,117
Tenet Healthcare Corp.:
4.375% 10/1/21	1,365,000	1,388,888
4.75% 6/1/20	200,000	207,250
8.125% 4/1/22	500,000	538,000
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	250,000	246,470
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	995,000	960,175
5.625% 12/1/21 (a)	1,500,000	1,357,500
5.875% 5/15/23 (a)	140,000	120,400
6.5% 3/15/22(a)	435,000	458,925
6.75% 8/15/18 (a)	158,000	158,198
VPI Escrow Corp. 6.375% 10/15/20 (a)	225,000	218,813

TOTAL HEALTHCARE		12,073,598

Homebuilders/Real Estate - 3.5%
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	152,911
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (a)	300,000	310,500
Healthcare Trust of America Holdings LP 2.95% 7/1/22	216,000	217,134
Lennar Corp. 4.125% 1/15/22	110,000	113,231
M/I Homes, Inc. 6.75% 1/15/21	140,000	146,650
Mack-Cali Realty LP 2.5% 12/15/17	150,000	150,244
Mattamy Group Corp.:
6.5% 11/15/20 (a)	555,000	566,100
6.875% 12/15/23 (a)	150,000	152,625
Rialto Holdings LLC/Rialto Corp. 7% 12/1/18 (a)	85,000	86,063
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (a)	75,000	76,969
Ventas Realty LP/Ventas Capital Corp. 4.75% 6/1/21	200,000	214,903
William Lyon Homes, Inc. 5.75% 4/15/19	1,835,000	1,862,525

TOTAL HOMEBUILDERS/REAL ESTATE		4,049,855

Insurance - 0.3%
American International Group, Inc. 3.3% 3/1/21	200,000	206,547
ING U.S., Inc. 2.9% 2/15/18 (c)	153,000	153,952
Pacific LifeCorp 6% 2/10/20 (a)	15,000	16,243

TOTAL INSURANCE		376,742

Leisure - 1.1%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	45,000	49,219
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	200,000	211,000
7.25% 11/30/21 (a)	1,000,000	1,073,500

TOTAL LEISURE		1,333,719

Metals/Mining - 3.0%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (a)	1,110,000	1,150,881
7.25% 4/1/23 (a)	535,000	551,050
FMG Resources (August 2006) Pty Ltd. 4.75% 5/15/22 (a)	600,000	616,500
Freeport-McMoRan, Inc.:
2.375% 3/15/18	200,000	199,750
3.55% 3/1/22	840,000	814,800
Lundin Mining Corp. 7.5% 11/1/20 (a)	20,000	20,980
Murray Energy Corp. 11.25% 4/15/21 (a)	150,000	113,879

TOTAL METALS/MINING		3,467,840

Restaurants - 1.1%
Yum! Brands, Inc. 3.875% 11/1/23	1,225,000	1,221,938
Services - 1.2%
Air Lease Corp. 2.125% 1/15/20	200,000	199,821
APX Group, Inc.:
6.375% 12/1/19	989,000	1,013,725
8.75% 12/1/20	190,000	195,225
Corrections Corp. of America 5% 10/15/22	25,000	26,063

TOTAL SERVICES		1,434,834

Super Retail - 0.2%
AutoZone, Inc. 2.5% 4/15/21	145,000	145,056
JC Penney Corp., Inc. 5.65% 6/1/20	109,000	110,090

TOTAL SUPER RETAIL		255,146

Technology - 4.5%
Ceridian HCM Holding, Inc. 11% 3/15/21 (a)	20,000	21,175
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	200,000	211,332
EMC Corp. 2.65% 6/1/20	640,000	631,457
Micron Technology, Inc.:
5.25% 8/1/23 (a)	700,000	731,500
5.25% 1/15/24 (a)	450,000	468,986
5.875% 2/15/22	1,390,000	1,445,600
Nuance Communications, Inc. 5.375% 8/15/20 (a)	321,000	325,815
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	700,000	728,000
4.125% 6/1/21 (a)	400,000	419,500
Sensata Technologies BV 4.875% 10/15/23 (a)	155,000	160,425

TOTAL TECHNOLOGY		5,143,790

Telecommunications - 8.6%
Altice Financing SA:
6.5% 1/15/22 (a)	600,000	625,320
6.625% 2/15/23 (a)	500,000	529,688
AT&T, Inc. 2.8% 2/17/21	200,000	203,227
Columbus International, Inc. 7.375% 3/30/21 (a)	1,000,000	1,067,500
Equinix, Inc. 5.375% 4/1/23	500,000	520,000
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (a)	480,000	544,646
Inmarsat Finance PLC 4.875% 5/15/22 (a)	275,000	281,188
SFR Group SA 6% 5/15/22 (a)	800,000	836,984
Sprint Communications, Inc.:
6% 11/15/22	3,045,000	3,212,447
9% 11/15/18 (a)	115,000	124,488
T-Mobile U.S.A., Inc. 4% 4/15/22	225,000	234,141
Verizon Communications, Inc. 3.65% 9/14/18	250,000	255,564
Wind Acquisition Finance SA:
4.75% 7/15/20 (a)	1,070,000	1,082,038
7.375% 4/23/21 (a)	400,000	416,440

TOTAL TELECOMMUNICATIONS		9,933,671

Transportation Ex Air/Rail - 1.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	770,000	664,125
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	265,000	206,700
Teekay Corp. 8.5% 1/15/20	240,000	241,200

TOTAL TRANSPORTATION EX AIR/RAIL		1,112,025

Utilities - 5.8%
Calpine Corp. 6% 1/15/22 (a)	1,800,000	1,856,250
DCP Midstream Operating LP 2.5% 12/1/17	100,000	99,750
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	258,000	282,188
Dominion Resources, Inc. 4.104% 4/1/21	250,000	262,075
DPL, Inc. 6.75% 10/1/19	1,046,000	1,098,300
Dynegy, Inc. 5.875% 6/1/23	800,000	768,000
Exelon Corp. 3.497% 6/1/22 (c)	250,000	259,021
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22	635,000	639,763
InterGen NV 7% 6/30/23 (a)	130,000	127,400
The AES Corp.:
4.2018% 6/1/19 (c)	28,000	28,123
4.875% 5/15/23	1,265,000	1,293,463

TOTAL UTILITIES		6,714,333

TOTAL NONCONVERTIBLE BONDS
(Cost $93,164,486)		94,510,721
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Forbes Energy Services Ltd. (d)	6,468	69,208
Southwestern Energy Co. (d)	2,097	11,953
TOTAL COMMON STOCKS
(Cost $320,488)		81,161

Convertible Preferred Stocks - 0.1%
Energy - 0.1%
Southwestern Energy Co. Series B 6.25%
(Cost $111,697)	6,300	87,216
	Principal Amount	Value

Bank Loan Obligations - 13.8%
Aerospace - 0.7%
TransDigm, Inc.:
Tranche D, term loan 4.2925% 6/4/21 (c)	289,125	290,281
Tranche F, term loan 4.2339% 6/9/23 (c)	501,378	503,674

TOTAL AEROSPACE		793,955

Air Transportation - 0.9%
American Airlines, Inc.:
Tranche B, term loan 3.2263% 10/10/21 (c)	349,781	350,365
Tranche B, term loan 3.7256% 12/14/23 (c)	300,000	301,425
United Air Lines, Inc. Tranche B, term loan 3.4218% 4/1/24 (c)	364,088	366,181

TOTAL AIR TRANSPORTATION		1,017,971

Broadcasting - 0.3%
ION Media Networks, Inc. Tranche B, term loan 4.13% 12/18/20 (c)	325,000	327,642
Building Materials - 0.2%
HD Supply, Inc. Tranche B, term loan 4.0464% 10/17/23 (c)	277,900	279,812
Cable/Satellite TV - 1.3%
Unitymedia Finance LLC Tranche B, term loan 9/30/25 (e)	365,000	364,146
WideOpenWest Finance LLC Tranche B, term loan 4.4756% 8/19/23 (c)	495,000	494,921
Zayo Group LLC term loan 3.2272% 1/19/21 (c)	144,638	144,870
Ziggo Secured Finance Partnership Tranche E, term loan 3.7256% 4/15/25 (c)	530,000	530,663

TOTAL CABLE/SATELLITE TV		1,534,600

Chemicals - 0.6%
Ashland LLC Tranche B, term loan 3.2359% 5/17/24 (c)	50,000	50,225
LTI Holdings, Inc.:
Tranche 2LN, term loan 9.9217% 5/16/25 (c)	145,000	144,638
Tranche B 1LN, term loan 5.9217% 5/16/24 (c)	445,000	443,144

TOTAL CHEMICALS		638,007

Containers - 0.5%
Anchor Glass Container Corp.:
term loan 4.0106% 12/7/23 (c)	159,200	159,967
Tranche 2LN, term loan 8.9744% 12/7/24 (c)	80,000	81,000
Reynolds Group Holdings, Inc. Tranche B, term loan 4.2339% 2/5/23 (c)	307,679	308,953

TOTAL CONTAINERS		549,920

Diversified Financial Services - 0.1%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8.2281% 9/11/22 (c)	100,000	93,000
Tranche B 1LN, term loan 4.9781% 9/11/21 (c)	24,438	24,122
Quest Software U.S. Holdings, Inc. Tranche B, term loan 7.2572% 10/31/22 (c)	0	0

TOTAL DIVERSIFIED FINANCIAL SERVICES		117,122

Energy - 0.5%
Bcp Raptor LLC Tranche B, term loan 5.5072% 6/22/24 (c)	135,000	135,506
California Resources Corp. Tranche 1LN, term loan 11.6006% 12/31/21 (c)	100,000	107,550
Chesapeake Energy Corp. Tranche 1LN, term loan 8.6864% 8/23/21 (c)	200,000	214,550
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (c)	62,577	62,890
Gavilan Resources LLC Tranche 2LN, term loan 7.2239% 3/1/24 (c)	100,000	96,625

TOTAL ENERGY		617,121

Environmental - 0.1%
Hd Supply Waterworks Ltd. term loan 7/19/24 (e)	145,000	145,861
Food & Drug Retail - 0.3%
Albertson's LLC Tranche B, term loan 4.2511% 6/22/23 (c)	38,000	37,947
JBS USA Lux SA Tranche B, term loan 3.8088% 10/30/22 (c)	314,213	311,366

TOTAL FOOD & DRUG RETAIL		349,313

Food/Beverage/Tobacco - 0.1%
Post Holdings, Inc. Tranche B, term loan 3.49% 5/24/24 (c)	75,000	75,305
Gaming - 0.4%
CityCenter Holdings LLC Tranche B, term loan 3.7322% 4/18/24 (c)	285,000	286,069
Scientific Games Corp. term loan 8/14/24 (e)	130,000	130,569

TOTAL GAMING		416,638

Healthcare - 0.6%
Envision Healthcare Corp. Tranche B, term loan 4.3% 12/1/23 (c)	378,100	380,229
InVentiv Health, Inc. Tranche B, term loan 4.9518% 11/9/23 (c)	278,600	278,750
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5.98% 4/1/22 (c)	68,771	70,045

TOTAL HEALTHCARE		729,024

Insurance - 0.0%
USI, Inc. Tranche, term loan 4.1796% 5/16/24 (c)	50,000	49,844
Leisure - 0.0%
Hayward Industries, Inc. term loan 7/18/24 (e)	20,000	20,150
Metals/Mining - 0.2%
Murray Energy Corp. Tranche B 2LN, term loan 8.5464% 4/16/20 (c)	197,793	192,107
Publishing/Printing - 0.2%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.7964% 8/14/20 (c)	190,965	191,362
Restaurants - 0.3%
Burger King Worldwide, Inc. Tranche B, term loan 3.5082% 2/17/24 (c)	393,211	392,999
Services - 0.8%
Almonde, Inc.:
Tranche 2LN, term loan 8.4589% 6/13/25 (c)	20,000	20,521
Tranche B 1LN, term loan 4.7364% 6/13/24 (c)	85,000	85,661
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 5.5069% 6/21/24 (c)	495,000	498,713
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.7339% 4/7/21 (c)	365,164	365,507

TOTAL SERVICES		970,402

Super Retail - 0.4%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.71% 2/3/25 (c)	65,000	63,294
Tranche B 1LN, term loan 4.9681% 2/3/24 (c)	69,825	68,270
PetSmart, Inc. term loan 4.23% 3/11/22 (c)	377,187	356,264

TOTAL SUPER RETAIL		487,828

Technology - 2.5%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.7339% 9/15/20 (c)	430,000	430,000
EIG Investors Corp. Tranche B, term loan 5.2417% 2/9/23 (c)	357,139	360,822
Epicor Software Corp. Tranche B, term loan 4.99% 6/1/22 (c)	141,131	141,704
Go Daddy Operating Co. LLC Tranche B, term loan 3.7261% 2/15/24 (c)	434,533	436,406
Hyland Software, Inc.:
Tranche 2LN, term loan 8.2339% 7/7/25 (c)	25,000	25,375
Tranche B 1LN, term loan 4.4839% 7/1/22 (c)	15,000	15,169
Kronos, Inc. Tranche B 1LN, term loan 4.6804% 11/1/23 (c)	393,027	397,618
Landesk Group, Inc. term loan:
5.49% 1/20/24 (c)	184,859	183,433
10.24% 1/20/25 (c)	105,000	104,475
Rackspace Hosting, Inc. Tranche B, term loan 4.1723% 11/3/23 (c)	299,863	301,662
Uber Technologies, Inc. Tranche B, term loan 5.2272% 7/13/23 (c)	446,625	446,906

TOTAL TECHNOLOGY		2,843,570

Telecommunications - 2.1%
Altice Financing SA Tranche B, term loan 4.0539% 7/15/25 (c)	149,625	149,887
Level 3 Financing, Inc. Tranche B, term loan 3.4789% 2/22/24 (c)	335,000	336,310
LTS Buyer LLC Tranche B 1LN, term loan 4.5464% 4/11/20 (c)	14,477	14,528
Polycom, Inc. Tranche B, term loan 6.4799% 9/27/23 (c)	252,676	256,214
Radiate Holdco LLC Tranche B, term loan 4.2339% 2/1/24 (c)	374,063	368,665
Sable International Finance Ltd. Tranche B, term loan 4.7339% 1/19/25 (c)	45,000	45,013
Securus Technologies, Inc. Tranche B, term loan:
6/15/24 (e)	495,000	499,703
6/15/25 (e)	165,000	165,578
SFR Group SA Tranche B 11LN, term loan 4.0611% 7/31/25 (c)	453,863	452,728
Sprint Communications, Inc. Tranche B, term loan 3.7333% 2/3/24 (c)	114,713	115,085
Telesat LLC Tranche B 4LN, term loan 4.3% 11/17/23 (c)	9,950	10,045

TOTAL TELECOMMUNICATIONS		2,413,756

Transportation Ex Air/Rail - 0.0%
International Seaways Operatin Tranche B, term loan 6.79% 6/22/22 (c)	5,000	4,944
Utilities - 0.7%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3.48% 5/3/20 (c)	257,961	257,747
Calpine Corp. Tranche B, term loan 2.99% 11/30/17 (c)	130,909	131,113
The AES Corp. Tranche B, term loan 3.192% 5/24/22 (c)	364,088	363,086

TOTAL UTILITIES		751,946

TOTAL BANK LOAN OBLIGATIONS
(Cost $15,817,650)		15,911,199

Bank Notes - 0.4%
Compass Bank 2.875% 6/29/22	250,000	249,845
Regions Bank 7.5% 5/15/18	250,000	261,059
TOTAL BANK NOTES
(Cost $509,016)		510,904

Preferred Securities - 0.8%
Banks & Thrifts - 0.8%
Citigroup, Inc.:
5.95% (c)(f)	$100,000	$108,661
5.95% (c)(f)	10,000	10,797
Royal Bank of Scotland Group PLC 7.5% (c)(f)	800,000	850,217
TOTAL PREFERRED SECURITIES
(Cost $895,947)		969,675
	Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 1.11% (g)
(Cost $6,034,621)	6,033,624	6,034,830
TOTAL INVESTMENT PORTFOLIO - 102.4%
(Cost $116,853,905)		118,105,706
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(2,824,231)
NET ASSETS - 100%		$115,281,475

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,967,143 or 33.8% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,530
Total	$14,530

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$168,377	$81,161	$87,216	$--
Corporate Bonds	94,510,721	--	94,510,721	--
Bank Loan Obligations	15,911,199	--	15,911,199	--
Bank Notes	510,904	--	510,904	--
Preferred Securities	969,675	--	969,675	--
Money Market Funds	6,034,830	6,034,830	--	--
Total Investments in Securities:	$118,105,706	$6,115,991	$111,989,715	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $116,644,025. Net unrealized appreciation aggregated $1,461,681, of which $2,233,692 related to appreciated investment securities and $772,011 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® High Income Fund

July 31, 2017

SPH-QTLY-0917
1.804875.113

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.6%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
Capital Goods - 0.1%
General Cable Corp. 4.5% 11/15/29 (a)	$5,136	$4,526
Diversified Financial Services - 0.1%
Ensco Jersey Finance Ltd. 3% 1/31/24 (b)	7,690	6,085

TOTAL CONVERTIBLE BONDS		10,611

Nonconvertible Bonds - 79.4%
Aerospace - 0.4%
DAE Funding LLC:
4% 8/1/20 (b)(c)	2,645	2,688
4.5% 8/1/22 (b)(c)	3,305	3,363
5% 8/1/24 (b)(c)	4,550	4,647
Orbital ATK, Inc. 5.5% 10/1/23	4,310	4,526
		15,224
Air Transportation - 0.2%
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 11/15/21	2,531	2,683
United Continental Holdings, Inc. 6.375% 6/1/18	1,270	1,312
XPO Logistics, Inc. 6.125% 9/1/23 (b)	4,030	4,191
		8,186
Automotive & Auto Parts - 0.6%
Allison Transmission, Inc. 5% 10/1/24 (b)	6,465	6,691
Lithia Motors, Inc. 5.25% 8/1/25 (b)	2,905	2,992
Penske Automotive Group, Inc. 5.5% 5/15/26	5,215	5,228
Tenneco, Inc. 5% 7/15/26	3,620	3,683
The Goodyear Tire & Rubber Co. 5% 5/31/26	8,555	8,812
		27,406
Banks & Thrifts - 1.3%
Ally Financial, Inc.:
4.25% 4/15/21	4,790	4,928
5.75% 11/20/25	32,090	34,336
Royal Bank of Scotland Group PLC 5.125% 5/28/24	14,720	15,612
		54,876
Broadcasting - 0.8%
AMC Networks, Inc.:
4.75% 8/1/25	5,315	5,362
5% 4/1/24	940	968
CBS Radio, Inc. 7.25% 11/1/24 (b)	3,410	3,593
iHeartCommunications, Inc.:
9% 9/15/22	4,320	3,197
10.625% 3/15/23	6,665	4,965
11.25% 3/1/21 (b)	5,040	3,755
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)	2,655	2,708
5% 8/1/27 (b)	5,310	5,424
5.375% 7/15/26 (b)	6,655	6,975
		36,947
Building Materials - 0.8%
Builders FirstSource, Inc. 5.625% 9/1/24 (b)	6,490	6,815
Building Materials Corp. of America:
5.5% 2/15/23 (b)	6,160	6,499
6% 10/15/25 (b)	6,360	6,797
CEMEX Finance LLC 6% 4/1/24 (b)	3,690	3,916
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)	1,995	2,050
U.S. Concrete, Inc.:
6.375% 6/1/24	2,470	2,637
6.375% 6/1/24 (b)	2,360	2,519
USG Corp.:
4.875% 6/1/27 (b)	1,265	1,306
5.5% 3/1/25 (b)	2,150	2,295
		34,834
Cable/Satellite TV - 5.0%
Altice SA 7.75% 5/15/22 (b)	43,320	46,028
Altice U.S. Finance SA:
5.375% 7/15/23 (b)	12,165	12,773
5.5% 5/15/26 (b)	16,930	17,946
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	4,795	4,963
5.125% 5/1/23 (b)	1,000	1,050
5.125% 5/1/27 (b)	17,585	18,178
5.5% 5/1/26 (b)	14,635	15,550
5.75% 9/1/23	6,260	6,503
5.875% 4/1/24 (b)	12,305	13,212
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (b)	2,210	2,259
5.125% 12/15/21 (b)	4,795	4,901
CSC Holdings, Inc. 5.5% 4/15/27 (b)	11,570	12,322
DISH DBS Corp.:
5% 3/15/23	5,810	6,026
5.875% 7/15/22	3,210	3,494
6.75% 6/1/21	5,543	6,125
7.75% 7/1/26	2,150	2,575
Virgin Media Finance PLC 4.875% 2/15/22	7,525	7,055
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)	8,690	9,211
VTR Finance BV 6.875% 1/15/24 (b)	5,835	6,222
Ziggo Bond Finance BV 6% 1/15/27 (b)	3,310	3,422
Ziggo Secured Finance BV 5.5% 1/15/27 (b)	18,410	19,054
		218,869
Capital Goods - 1.5%
Amsted Industries, Inc. 5% 3/15/22 (b)	3,440	3,560
Belden, Inc. 5.25% 7/15/24 (b)	8,579	8,922
CNH Industrial NV 4.5% 8/15/23	2,300	2,438
General Cable Corp. 5.75% 10/1/22 (d)	46,800	47,970
SPX Flow, Inc.:
5.625% 8/15/24 (b)	2,150	2,225
5.875% 8/15/26 (b)	2,150	2,231
		67,346
Chemicals - 4.5%
A. Schulman, Inc. 6.875% 6/1/23	7,175	7,498
Axalta Coating Systems 4.875% 8/15/24 (b)	6,450	6,660
Blue Cube Spinco, Inc.:
9.75% 10/15/23	4,075	4,972
10% 10/15/25	5,930	7,353
CF Industries Holdings, Inc.:
3.45% 6/1/23	16,325	15,468
5.15% 3/15/34	20,715	19,006
5.375% 3/15/44	14,645	13,181
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	9,210	9,647
Momentive Performance Materials, Inc. 3.88% 10/24/21	22,866	22,923
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)	19,122	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)	6,405	6,445
5.25% 6/1/27 (b)	7,185	7,203
The Chemours Co. LLC:
5.375% 5/15/27	1,970	2,076
6.625% 5/15/23	10,825	11,625
7% 5/15/25	16,740	18,665
Tronox Finance LLC 6.375% 8/15/20	34,340	34,512
Valvoline Finco Two LLC 5.5% 7/15/24 (b)	1,890	2,003
Versum Materials, Inc. 5.5% 9/30/24 (b)	2,685	2,853
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)	3,485	3,746
5.625% 10/1/24 (b)	1,800	1,940
		197,776
Consumer Products - 0.3%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)	235	247
First Quality Finance Co., Inc. 5% 7/1/25 (b)	3,715	3,835
Tempur Sealy International, Inc. 5.5% 6/15/26	6,420	6,613
Wolverine World Wide, Inc. 5% 9/1/26 (b)	4,295	4,265
		14,960
Containers - 1.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)	21,095	21,570
6% 2/15/25 (b)	5,485	5,842
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,975	2,089
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (b)	2,155	2,171
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (b)	6,190	6,542
5.375% 1/15/25 (b)	4,130	4,435
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (b)	8,975	9,446
Silgan Holdings, Inc. 4.75% 3/15/25 (b)	6,420	6,613
		58,708
Diversified Financial Services - 4.1%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)	4,265	4,326
Aircastle Ltd. 5.125% 3/15/21	6,085	6,450
AssuredPartners, Inc. 7% 8/15/25 (b)	1,845	1,859
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)	11,450	12,423
CIT Group, Inc.:
5% 8/15/22	5,515	5,960
5.375% 5/15/20	11,850	12,798
FLY Leasing Ltd. 6.375% 10/15/21	15,728	16,495
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)	3,245	3,496
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	5,395	5,466
6% 8/1/20	3,610	3,709
6.25% 2/1/22	2,435	2,535
ILFC E-Capital Trust I 4.34% 12/21/65 (b)(d)	7,105	6,781
ILFC E-Capital Trust II 4.59% 12/21/65 (b)(d)	9,720	9,331
Intelsat Connect Finance SA 12.5% 4/1/22 (b)	1,937	1,857
MSCI, Inc.:
4.75% 8/1/26 (b)	2,740	2,843
5.75% 8/15/25 (b)	3,285	3,556
Navient Corp.:
5% 10/26/20	2,165	2,230
6.625% 7/26/21	3,750	4,022
6.75% 6/25/25	10,695	11,230
7.25% 9/25/23	1,095	1,198
SLM Corp.:
4.875% 6/17/19	10,145	10,475
6.125% 3/25/24	2,655	2,755
7.25% 1/25/22	5,390	5,902
8% 3/25/20	9,007	9,962
Springleaf Financial Corp.:
6.125% 5/15/22	5,360	5,628
8.25% 12/15/20	6,395	7,178
Tervita Escrow Corp. 7.625% 12/1/21 (b)	17,690	17,955
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (b)	3,930	4,038
		182,458
Diversified Media - 1.8%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	10,245	10,552
7.625% 3/15/20	18,740	18,787
7.625% 3/15/20	1,000	1,008
E.W. Scripps Co. 5.125% 5/15/25 (b)	1,260	1,304
Lamar Media Corp. 5.75% 2/1/26	2,825	3,069
MDC Partners, Inc. 6.5% 5/1/24 (b)	17,671	17,759
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (b)	4,700	4,853
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	20,950	21,605
		78,937
Electric Utilities No Longer Use - 0.1%
NRG Yield Operating LLC 5% 9/15/26	4,295	4,370
Energy - 10.9%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.5% 5/20/25	4,695	4,742
5.75% 5/20/27	2,090	2,111
Antero Resources Corp.:
5.125% 12/1/22	2,440	2,477
5.625% 6/1/23 (Reg. S)	3,960	4,059
Antero Resources Finance Corp. 5.375% 11/1/21	4,735	4,864
Baytex Energy Corp.:
5.125% 6/1/21 (b)	3,070	2,801
5.625% 6/1/24 (b)	3,655	3,198
Calfrac Holdings LP 7.5% 12/1/20 (b)	7,460	6,845
California Resources Corp. 8% 12/15/22 (b)	20,300	12,941
Callon Petroleum Co. 6.125% 10/1/24	1,865	1,940
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 (b)	4,890	5,092
Chesapeake Energy Corp.:
4.875% 4/15/22	3,472	3,194
5.375% 6/15/21	12,615	11,763
5.75% 3/15/23	3,500	3,203
8% 12/15/22 (b)	1,031	1,093
8% 1/15/25 (b)	7,245	7,263
8% 6/15/27 (b)	6,250	6,250
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	24,190	24,613
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	4,755	4,452
Concho Resources, Inc.:
4.375% 1/15/25	9,390	9,683
5.5% 4/1/23	350	361
Consolidated Energy Finance SA 6.875% 6/15/25 (b)	4,850	5,093
Continental Resources, Inc.:
4.5% 4/15/23	4,270	4,163
5% 9/15/22	18,015	17,846
Covey Park Energy LLC 7.5% 5/15/25 (b)	3,670	3,762
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	2,070	2,109
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	9,618	9,762
Denbury Resources, Inc.:
4.625% 7/15/23	14,555	7,423
5.5% 5/1/22	11,825	6,415
Ensco PLC:
4.5% 10/1/24	4,355	3,319
5.2% 3/15/25	2,345	1,853
5.75% 10/1/44	6,460	4,312
Exterran Energy Solutions LP 8.125% 5/1/25 (b)	4,660	4,870
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	2,360	2,336
FTS International, Inc. 6.25% 5/1/22	9,715	8,428
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	12,190	11,574
5.75% 10/1/25 (b)	5,380	5,246
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)	3,230	3,363
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.125% 7/15/19	3,230	3,202
6.125% 3/1/25 (b)	4,390	3,984
7.5% 11/1/23 (b)	9,810	9,467
NGPL PipeCo LLC:
4.375% 8/15/22 (b)	1,135	1,168
4.875% 8/15/27 (b)	1,135	1,168
Noble Holding International Ltd.:
4.625% 3/1/21	2,536	2,136
5.25% 3/15/42	3,445	1,998
6.05% 3/1/41	4,160	2,525
7.7% 4/1/25 (d)	5,680	4,381
7.75% 1/15/24	24,745	19,693
NuStar Logistics LP 5.625% 4/28/27	2,430	2,576
Pacific Drilling SA 5.375% 6/1/20 (b)	1,700	697
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)	3,100	3,154
6.25% 6/1/24 (b)	925	981
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	16,415	16,497
7.25% 6/15/25 (b)	10,695	10,481
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	820	845
PDC Energy, Inc. 6.125% 9/15/24 (b)	1,625	1,668
Range Resources Corp. 5% 3/15/23 (b)	7,605	7,510
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	4,315	4,283
5.625% 11/15/23	5,320	5,214
SemGroup Corp. 6.375% 3/15/25 (b)	6,235	6,173
SM Energy Co.:
5% 1/15/24	7,235	6,729
5.625% 6/1/25	6,395	5,979
6.125% 11/15/22	12,935	12,676
6.5% 11/15/21	3,615	3,597
6.5% 1/1/23	9,245	9,153
6.75% 9/15/26	2,875	2,861
Southwestern Energy Co.:
4.1% 3/15/22	23,927	22,312
5.8% 1/23/20 (d)	13,300	13,732
Summit Midstream Holdings LLC 5.75% 4/15/25	3,595	3,640
Sunoco LP/Sunoco Finance Corp. 6.375% 4/1/23	8,570	9,020
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	6,115	6,023
5.125% 2/1/25 (b)	2,610	2,685
5.25% 5/1/23	2,920	3,011
5.375% 2/1/27 (b)	2,610	2,708
6.75% 3/15/24	1,230	1,331
Teine Energy Ltd. 6.875% 9/30/22 (b)	410	415
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21	4,935	5,114
Transocean, Inc. 9% 7/15/23 (b)	4,330	4,525
Weatherford International Ltd.:
6.5% 8/1/36	3,015	2,653
7% 3/15/38	5,375	4,858
Weatherford International, Inc. 6.8% 6/15/37	4,355	3,909
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	2,305	2,484
Whiting Petroleum Corp.:
5.75% 3/15/21	2,495	2,367
6.25% 4/1/23	1,265	1,192
WPX Energy, Inc.:
5.25% 9/15/24	2,605	2,566
6% 1/15/22	3,563	3,661
8.25% 8/1/23	3,575	3,933
		477,754
Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc.:
5.875% 11/15/26	4,285	4,370
6.125% 5/15/27	2,755	2,834
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	2,800	2,923
5.875% 3/15/25	10,155	10,650
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(d)	6,377	5,867
		26,644
Environmental - 0.9%
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (b)(c)	1,790	1,826
Covanta Holding Corp.:
5.875% 3/1/24	9,255	9,047
5.875% 7/1/25	3,535	3,451
6.375% 10/1/22	6,490	6,652
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	18,820	19,855
		40,831
Food & Drug Retail - 2.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)	10,270	9,192
6.625% 6/15/24 (b)	6,890	6,477
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (b)	36,335	31,248
9.375% 9/15/18 pay-in-kind (b)(d)	46,543	18,617
Performance Food Group, Inc. 5.5% 6/1/24 (b)	2,765	2,869
Rite Aid Corp. 7.7% 2/15/27	3,030	3,000
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)	33,220	26,908
		98,311
Food/Beverage/Tobacco - 3.8%
B&G Foods, Inc. 5.25% 4/1/25	5,480	5,713
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	34,987	34,375
Cott Beverages, Inc. 5.375% 7/1/22	370	384
Cott Holdings, Inc. 5.5% 4/1/25 (b)	8,265	8,689
ESAL GmbH 6.25% 2/5/23 (b)	22,645	21,145
JBS Investments GmbH:
7.25% 4/3/24 (b)	11,875	11,548
7.75% 10/28/20 (b)	12,800	12,768
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	2,625	2,599
7.25% 6/1/21 (b)	5,070	5,152
7.25% 6/1/21 (b)	11,640	11,829
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)	5,765	6,017
4.875% 11/1/26 (b)	3,455	3,612
Minerva Luxembourg SA 6.5% 9/20/26 (b)	14,230	14,230
Post Holdings, Inc.:
5% 8/15/26 (b)	6,895	7,076
5.5% 3/1/25 (b)	6,025	6,356
5.75% 3/1/27 (b)	2,665	2,825
U.S. Foods, Inc. 5.875% 6/15/24 (b)	4,305	4,493
Vector Group Ltd. 6.125% 2/1/25 (b)	9,390	9,672
		168,483
Gaming - 0.9%
Boyd Gaming Corp. 6.375% 4/1/26	2,050	2,235
Eldorado Resorts, Inc. 6% 4/1/25	1,260	1,348
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	1,850	2,017
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)	1,215	1,318
MCE Finance Ltd. 4.875% 6/6/25 (b)	1,795	1,781
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	4,120	4,151
Penn National Gaming, Inc. 5.625% 1/15/27 (b)	1,005	1,035
Scientific Games Corp.:
7% 1/1/22 (b)	9,325	9,931
10% 12/1/22	5,130	5,720
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (b)	3,705	3,770
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)	3,500	3,500
Wynn Macau Ltd. 5.25% 10/15/21 (b)	1,585	1,617
		38,423
Healthcare - 11.0%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	2,315	2,413
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	7,765	7,649
AmSurg Corp. 5.625% 7/15/22	5,345	5,545
Community Health Systems, Inc.:
5.125% 8/1/21	32,180	32,381
6.25% 3/31/23	6,250	6,406
6.875% 2/1/22	83,770	71,821
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	7,105	7,292
DaVita HealthCare Partners, Inc.:
5% 5/1/25	7,445	7,555
5.125% 7/15/24	9,575	9,844
HCA Holdings, Inc.:
4.5% 2/15/27	4,300	4,397
5.25% 6/15/26	5,705	6,176
5.375% 2/1/25	4,215	4,489
5.875% 5/1/23	12,595	13,776
5.875% 2/15/26	2,805	3,057
6.25% 2/15/21	7,735	8,402
7.5% 11/6/33	2,576	2,933
HealthSouth Corp. 5.75% 9/15/25	5,215	5,424
IMS Health, Inc. 5% 10/15/26 (b)	5,885	6,165
Kindred Healthcare, Inc.:
8% 1/15/20	24,440	24,562
8.75% 1/15/23	20,555	20,478
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.625% 10/15/23 (b)	5,615	5,376
5.75% 8/1/22 (b)	4,305	4,208
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	2,735	2,858
5.5% 5/1/24	3,770	3,968
6.375% 3/1/24	3,810	4,153
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)	44,863	44,078
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	15,645	16,193
5.5% 2/1/21	13,650	14,172
SP Finco LLC 6.75% 7/1/25 (b)	3,295	3,386
Teleflex, Inc. 4.875% 6/1/26	7,435	7,658
Tenet Healthcare Corp.:
4.375% 10/1/21	21,045	21,413
4.5% 4/1/21	780	794
6% 10/1/20	2,530	2,710
8.125% 4/1/22	4,975	5,353
THC Escrow Corp. III:
5.125% 5/1/25 (b)	10,645	10,712
7% 8/1/25 (b)	5,325	5,258
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	13,685	13,206
5.5% 3/1/23 (b)	3,190	2,719
5.625% 12/1/21 (b)	3,595	3,253
5.875% 5/15/23 (b)	16,820	14,465
6.125% 4/15/25 (b)	16,560	14,097
6.75% 8/15/21 (b)	9,748	9,212
7.25% 7/15/22 (b)	14,385	13,558
7.5% 7/15/21 (b)	5,200	5,057
VPI Escrow Corp. 6.375% 10/15/20 (b)	4,530	4,405
		483,027
Homebuilders/Real Estate - 2.1%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.75% 8/1/25 (b)(c)	2,655	2,682
AV Homes, Inc. 6.625% 5/15/22 (b)	3,960	4,099
Beazer Homes U.S.A., Inc. 6.75% 3/15/25	5,520	5,817
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	1,825	1,907
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (b)	2,426	2,559
CalAtlantic Group, Inc.:
5% 6/15/27	5,320	5,400
5.25% 6/1/26	2,010	2,090
5.875% 11/15/24	2,735	2,971
Howard Hughes Corp. 5.375% 3/15/25 (b)	5,340	5,547
Kennedy-Wilson, Inc. 5.875% 4/1/24	4,295	4,413
Lennar Corp. 4.125% 1/15/22	4,735	4,874
M/I Homes, Inc. 5.625% 8/1/25 (b)	2,380	2,380
Mattamy Group Corp. 6.875% 12/15/23 (b)	1,840	1,872
Meritage Homes Corp. 5.125% 6/6/27 (b)	5,345	5,418
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (b)	3,275	3,381
Starwood Property Trust, Inc. 5% 12/15/21	4,690	4,889
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	11,417	12,102
TRI Pointe Homes, Inc.:
5.25% 6/1/27	6,390	6,434
5.875% 6/15/24	2,260	2,407
William Lyon Homes, Inc.:
5.75% 4/15/19	2,530	2,568
5.875% 1/31/25	3,095	3,201
7% 8/15/22	3,905	4,042
		91,053
Hotels - 0.5%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)	14,775	15,440
Hilton Escrow Issuer LLC 4.25% 9/1/24 (b)	8,425	8,509
		23,949
Leisure - 0.6%
Carlson Travel, Inc.:
6.75% 12/15/23 (b)	3,545	3,598
9.5% 12/15/24 (b)	2,945	2,974
Cedar Fair LP/Magnum Management Corp. 5.375% 4/15/27 (b)	2,835	2,991
Silversea Cruises 7.25% 2/1/25 (b)	2,075	2,233
Six Flags Entertainment Corp.:
4.875% 7/31/24 (b)	2,735	2,783
5.5% 4/15/27 (b)	2,735	2,827
Studio City Co. Ltd.:
5.875% 11/30/19 (b)	1,345	1,419
7.25% 11/30/21 (b)	7,035	7,552
		26,377
Metals/Mining - 3.0%
Eldorado Gold Corp. 6.125% 12/15/20 (b)	3,800	3,876
First Quantum Minerals Ltd.:
7% 2/15/21 (b)	2,470	2,563
7.25% 5/15/22 (b)	1,975	2,048
7.25% 4/1/23 (b)	8,520	8,776
7.5% 4/1/25 (b)	20,780	21,331
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)	3,140	3,226
5.125% 5/15/24 (b)	3,860	4,005
Freeport-McMoRan, Inc.:
3.55% 3/1/22	11,010	10,680
3.875% 3/15/23	20,845	20,141
4.55% 11/14/24	24,670	24,115
5.4% 11/14/34	8,590	8,083
6.75% 2/1/22	4,480	4,704
6.875% 2/15/23	4,275	4,638
Murray Energy Corp. 11.25% 4/15/21 (b)	2,035	1,545
Novelis Corp. 5.875% 9/30/26 (b)	4,300	4,526
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)	5,440	5,603
Walter Energy, Inc. 9.5% 10/15/19 (b)(e)	5,823	0
		129,860
Paper - 0.1%
Boise Cascade Co. 5.625% 9/1/24 (b)	1,855	1,929
Louisiana-Pacific Corp. 4.875% 9/15/24	2,150	2,201
NewPage Corp. 11.375% 12/31/2114 (e)	30,721	0
		4,130
Restaurants - 0.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (b)	5,375	5,405
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)	2,660	2,743
5% 6/1/24 (b)	6,290	6,557
		14,705
Services - 2.0%
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	9,575	7,229
APX Group, Inc.:
7.625% 9/1/23 (b)(c)	6,420	6,532
7.875% 12/1/22	12,845	13,969
Aramark Services, Inc.:
4.75% 6/1/26	4,275	4,476
5% 4/1/25 (b)	5,505	5,856
5.125% 1/15/24	3,350	3,558
CDK Global, Inc. 4.875% 6/1/27 (b)	5,360	5,507
Corrections Corp. of America 5% 10/15/22	3,695	3,852
Herc Rentals, Inc. 7.5% 6/1/22 (b)	1,868	2,022
Hertz Corp. 6.25% 10/15/22	4,400	3,839
IHS Markit Ltd.:
4.75% 2/15/25 (b)	4,720	4,968
5% 11/1/22 (b)	1,360	1,459
KAR Auction Services, Inc. 5.125% 6/1/25 (b)	4,050	4,222
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)	1,545	1,621
The GEO Group, Inc. 6% 4/15/26	1,840	1,916
United Rentals North America, Inc.:
4.875% 1/15/28 (c)	5,315	5,328
5.5% 5/15/27	3,270	3,450
5.875% 9/15/26	6,850	7,372
		87,176
Steel - 0.3%
Cliffs Natural Resources, Inc.:
5.75% 3/1/25 (b)	5,315	5,182
8.25% 3/31/20 (b)	2,462	2,767
Commercial Metals Co. 4.875% 5/15/23	4,120	4,213
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)	127	130
		12,292
Super Retail - 0.6%
Asbury Automotive Group, Inc. 6% 12/15/24	6,190	6,329
Claire's Stores, Inc. 6.125% 3/15/20 (b)	5,080	2,337
DBP Holding Corp. 7.75% 10/15/20 (b)	8,060	4,473
JC Penney Corp., Inc.:
6.375% 10/15/36	1,725	1,277
7.4% 4/1/37	923	734
Netflix, Inc. 4.375% 11/15/26 (b)	2,350	2,379
PetSmart, Inc.:
5.875% 6/1/25 (b)	2,675	2,568
8.875% 6/1/25 (b)	2,675	2,535
Sonic Automotive, Inc. 6.125% 3/15/27	3,380	3,397
		26,029
Technology - 2.1%
CDW LLC/CDW Finance Corp.:
5% 9/1/25	2,665	2,783
5.5% 12/1/24	3,295	3,608
Compiler Finance Sub, Inc. 7% 5/1/21 (b)	7,620	3,810
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)	4,950	5,792
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 7.125% 6/15/24 (b)	4,480	4,985
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)	18,530	20,012
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)	3,095	3,223
Micron Technology, Inc.:
5.25% 1/15/24 (b)	13,155	13,710
5.5% 2/1/25	890	944
Nuance Communications, Inc. 5.625% 12/15/26 (b)	11,255	11,987
Open Text Corp. 5.875% 6/1/26 (b)	4,285	4,639
Parametric Technology Corp. 6% 5/15/24	1,535	1,652
Qorvo, Inc. 6.75% 12/1/23	3,555	3,900
Sabre GLBL, Inc. 5.25% 11/15/23 (b)	4,250	4,420
Symantec Corp. 5% 4/15/25 (b)	4,320	4,525
VeriSign, Inc. 4.75% 7/15/27 (b)	4,390	4,456
		94,446
Telecommunications - 8.4%
Altice Financing SA:
6.5% 1/15/22 (b)	6,214	6,476
7.5% 5/15/26 (b)	17,345	19,232
Altice Finco SA:
7.625% 2/15/25 (b)	10,375	11,127
8.125% 1/15/24 (b)	22,690	24,619
Broadview Networks Holdings, Inc. 10.5% 11/15/17	9,374	9,374
Cincinnati Bell, Inc. 7% 7/15/24 (b)	6,185	6,262
CommScope Technologies Finance LLC:
5% 3/15/27 (b)	5,325	5,338
6% 6/15/25 (b)	1,620	1,742
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (b)	1,335	1,388
5.375% 3/15/27 (b)	1,145	1,209
Frontier Communications Corp. 11% 9/15/25	22,105	20,254
GCI, Inc. 6.875% 4/15/25	6,590	7,167
Inmarsat Finance PLC 4.875% 5/15/22 (b)	2,245	2,296
Intelsat Jackson Holdings SA:
5.5% 8/1/23	12,430	10,721
7.5% 4/1/21	3,800	3,591
8% 2/15/24 (b)	5,705	6,197
Level 3 Financing, Inc.:
5.125% 5/1/23	13,140	13,666
5.25% 3/15/26	4,095	4,351
5.375% 1/15/24	10,640	11,199
Neptune Finco Corp.:
6.625% 10/15/25 (b)	7,010	7,729
10.125% 1/15/23 (b)	4,490	5,225
10.875% 10/15/25 (b)	2,345	2,925
Sable International Finance Ltd. 6.875% 8/1/22 (b)	10,360	11,176
SFR Group SA:
6% 5/15/22 (b)	10,880	11,383
6.25% 5/15/24 (b)	4,450	4,700
7.375% 5/1/26 (b)	10,355	11,209
Sprint Capital Corp. 6.875% 11/15/28	8,180	8,916
Sprint Communications, Inc. 6% 11/15/22	17,465	18,426
Sprint Corp.:
7.125% 6/15/24	20,630	22,616
7.25% 9/15/21	13,030	14,463
7.875% 9/15/23	18,985	21,548
T-Mobile U.S.A., Inc.:
6% 3/1/23	3,700	3,913
6% 4/15/24	10,590	11,384
6.625% 4/1/23	16,025	16,946
Telecom Italia Capital SA 6.375% 11/15/33	4,080	4,621
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)	4,015	4,527
Wind Acquisition Finance SA 4.75% 7/15/20 (b)	12,545	12,686
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (b)	6,575	6,970
		367,572
Transportation Ex Air/Rail - 1.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	12,930	11,152
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	35,720	27,862
8.125% 2/15/19	16,681	15,201
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	3,145	3,062
Teekay Corp. 8.5% 1/15/20	27,393	27,530
		84,807
Utilities - 4.5%
Calpine Corp. 5.75% 1/15/25	10,695	9,986
Cortes NP Acquisition Corp. 9.25% 10/15/24 (b)	8,515	9,409
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	10,390	11,364
Dynegy, Inc.:
7.375% 11/1/22	14,275	14,421
7.625% 11/1/24	62,585	61,724
8% 1/15/25 (b)	6,290	6,227
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	5,950	5,995
7% 6/15/23	16,745	16,912
InterGen NV 7% 6/30/23 (b)	36,019	35,299
NRG Energy, Inc.:
7.25% 5/15/26	1,000	1,058
7.875% 5/15/21	285	294
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	7,218	7,777
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)	2,370	2,500
PPL Energy Supply LLC 6.5% 6/1/25	5,125	3,703
RJS Power Holdings LLC 4.625% 7/15/19 (b)(d)	1,314	1,298
The AES Corp.:
4.2018% 6/1/19 (d)	1,395	1,401
6% 5/15/26	8,415	9,025
		198,393

TOTAL NONCONVERTIBLE BONDS		3,495,159

TOTAL CORPORATE BONDS
(Cost $3,425,308)		3,505,770
	Shares	Value (000s)

Common Stocks - 0.1%
Automotive & Auto Parts - 0.1%
Chassix Holdings, Inc. (f)	103,457	3,497
Chassix Holdings, Inc. warrants 7/29/20 (f)	27,176	257

TOTAL AUTOMOTIVE & AUTO PARTS		3,754

Banks & Thrifts - 0.0%
CIT Group, Inc.	6,724	320
Chemicals - 0.0%
LyondellBasell Industries NV Class A	306	28
Environmental - 0.0%
Tervita Corp. Class A	79,321	519
Healthcare - 0.0%
HealthSouth Corp.	22	1
TOTAL COMMON STOCKS
(Cost $13,557)		4,622

Preferred Stocks - 1.2%
Convertible Preferred Stocks - 0.7%
Energy - 0.5%
Chesapeake Energy Corp. Series A 5.75%	32,900	19,493
Telecommunications - 0.2%
Crown Castle International Corp. Series A 6.875% (f)	9,600	10,209

TOTAL CONVERTIBLE PREFERRED STOCKS		29,702

Nonconvertible Preferred Stocks - 0.5%
Environmental - 0.5%
Tervita Corp. Series A	3,612,430	23,643
TOTAL PREFERRED STOCKS
(Cost $52,855)		53,345
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 5.1%
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19	470	470
Broadcasting - 0.2%
CBS Radio, Inc.:
term loan 4.7272% 10/17/23 (d)	7,764	7,784
Tranche B 1LN, term loan 3/2/24 (g)	905	906

TOTAL BROADCASTING		8,690

Cable/Satellite TV - 0.4%
Charter Communication Operating LLC term loan:
3.23% 1/3/21 (d)	6,392	6,426
3.24% 7/1/20 (d)	4,465	4,489
Virgin Media Bristol LLC Tranche 1LN, term loan 3.9756% 1/31/25 (d)	7,170	7,205

TOTAL CABLE/SATELLITE TV		18,120

Capital Goods - 0.1%
Rexnord LLC Tranche B, term loan 4.0463% 8/21/23 (d)	2,123	2,133
SRAM LLC. Tranche B, term loan 4.792% 3/15/24 (d)	4,016	4,056

TOTAL CAPITAL GOODS		6,189

Chemicals - 0.2%
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.7964% 3/19/20 (d)	6,759	6,807
Venator Materials LLC Tranche B, term loan 6/29/24 (g)	400	402

TOTAL CHEMICALS		7,209

Containers - 0.0%
Consolidated Container Co. Tranche B 1LN, term loan 4.7261% 5/22/24 (d)	745	751
Diversified Financial Services - 0.1%
Alpine Finance Merger Sub LLC Tranche B, term loan 4.5328% 7/12/24 (d)	5,425	5,467
Diversified Media - 0.1%
Outfront Media Capital LLC / Corp. Tranche B, term loan 3.4783% 3/16/24 (d)	3,160	3,179
Energy - 0.5%
California Resources Corp. Tranche 1LN, term loan 11.6006% 12/31/21 (d)	4,570	4,915
FTS International, Inc. Tranche B, term loan 5.9839% 4/16/21 (d)	19,520	16,787

TOTAL ENERGY		21,702

Environmental - 0.1%
Hd Supply Waterworks Ltd. term loan 7/19/24 (g)	3,495	3,516
Gaming - 0.5%
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 4.2339% 5/8/21 (d)	10,653	10,731
CityCenter Holdings LLC Tranche B, term loan 3.7322% 4/18/24 (d)	7,660	7,689
Scientific Games Corp. term loan 8/14/24 (g)	3,070	3,083

TOTAL GAMING		21,503

Healthcare - 1.1%
Albany Molecular Research, Inc. term loan 7/27/24 (g)	350	353
Community Health Systems, Inc. Tranche H, term loan 4.2127% 1/27/21 (d)	4,625	4,616
Kindred Healthcare, Inc. Tranche B, term loan 4.8125% 4/9/21 (d)	6,322	6,317
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 5.0464% 6/30/21 (d)	33,937	34,053
U.S. Renal Care, Inc. Tranche B 1LN, term loan 5.5464% 12/31/22 (d)	1,900	1,864

TOTAL HEALTHCARE		47,203

Insurance - 0.2%
Acrisure LLC Tranche B 1LN, term loan 6.2964% 11/22/23 (d)	564	570
Asurion LLC:
term loan 8/4/25 (g)	1,245	1,276
Tranche B 5LN, term loan 4.2261% 11/3/23 (d)	2,990	3,012
NFP Corp. Tranche B, term loan 4.7964% 1/6/24 (d)	5,425	5,453

TOTAL INSURANCE		10,311

Paper - 0.0%
Caraustar Industries, Inc. Tranche B, term loan 6.7964% 3/14/22 (d)	703	707
Restaurants - 0.0%
Burger King Worldwide, Inc. Tranche B, term loan 3.5082% 2/17/24 (d)	1,498	1,497
Services - 0.2%
Almonde, Inc. Tranche B 1LN, term loan 4.7364% 6/13/24 (d)	2,285	2,303
Laureate Education, Inc. Tranche B 1LN, term loan 5.7261% 4/26/24 (d)	7,985	8,077

TOTAL SERVICES		10,380

Super Retail - 0.2%
Davids Bridal, Inc. Tranche B, term loan 5.3% 10/11/19 (d)	3,820	2,788
Sears Holdings Corp. Tranche ABL, term loan 5.7339% 6/30/18 (d)	4,436	4,379

TOTAL SUPER RETAIL		7,167

Technology - 0.5%
First Data Corp. Tranche B 1LN, term loan 3.7272% 4/26/24 (d)	2,915	2,931
Information Resources, Inc. Tranche B 1LN, term loan 5.4772% 1/18/24 (d)	1,002	1,010
Kronos, Inc. Tranche B 1LN, term loan 4.6804% 11/1/23 (d)	9,517	9,628
Renaissance Learning, Inc. Tranche 1LN, term loan 5.0464% 4/9/21 (d)	3,051	3,070
Veritas U.S., Inc. Tranche B, term loan 5.7964% 1/27/23 (d)	5,496	5,557

TOTAL TECHNOLOGY		22,196

Telecommunications - 0.4%
Polycom, Inc. Tranche B, term loan 6.4799% 9/27/23 (d)	3,883	3,938
Radiate Holdco LLC Tranche B, term loan 4.2339% 2/1/24 (d)	10,928	10,770
Sprint Communications, Inc. Tranche B, term loan 3.7333% 2/3/24 (d)	3,292	3,302

TOTAL TELECOMMUNICATIONS		18,010

Transportation Ex Air/Rail - 0.1%
International Seaways Operatin Tranche B, term loan 6.79% 6/22/22 (d)	3,390	3,352
Utilities - 0.2%
Cortes NP Acquisition Corp. Tranche B, term loan 5.2261% 11/30/23 (d)	6,353	6,408
Vistra Operations Co. LLC Tranche B 2LN, term loan 4.4787% 12/14/23 (d)	1,935	1,949

TOTAL UTILITIES		8,357

TOTAL BANK LOAN OBLIGATIONS
(Cost $225,276)		225,976

Preferred Securities - 4.4%
Banks & Thrifts - 4.4%
Bank of America Corp.:
6.1% (d)(h)	7,150	8,045
6.25% (d)(h)	6,240	7,038
Barclays Bank PLC 7.625% 11/21/22	18,275	21,448
Barclays PLC:
6.625% (d)(h)	21,820	22,741
8.25% (d)(h)	13,960	14,982
Citigroup, Inc.:
5.875% (d)(h)	15,040	16,116
6.3% (d)(h)	5,630	6,212
Credit Agricole SA:
6.625% (b)(d)(h)	8,755	9,249
7.875% (b)(d)(h)	11,570	13,148
8.125% (b)(d)(h)	4,165	5,008
Credit Suisse Group AG:
6.25% (b)(d)(h)	2,730	2,951
7.5% (b)(d)(h)	2,165	2,485
Deutsche Bank AG 7.5% (d)(h)	3,440	3,654
JPMorgan Chase & Co.:
6.125% (d)(h)	3,445	3,850
6.75% (d)(h)	4,255	5,018
Lloyds Banking Group PLC 7.5% (d)(h)	14,060	15,742
Royal Bank of Scotland Group PLC:
7.5% (d)(h)	13,855	14,725
8% (d)(h)	3,715	4,091
8.625% (d)(h)	8,860	9,851
Societe Generale:
6% (b)(d)(h)	925	946
8% (b)(d)(h)	5,780	6,878
TOTAL PREFERRED SECURITIES
(Cost $177,271)		194,178
	Shares	Value (000s)

Money Market Funds - 9.3%
Fidelity Cash Central Fund, 1.11% (i)
(Cost $409,522)	409,479,018	409,561
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $4,303,789)		4,393,452
NET OTHER ASSETS (LIABILITIES) - 0.3%		11,611
NET ASSETS - 100%		$4,405,063

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,759,032,000 or 39.9% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Non-income producing - Security is in default.

 (f) Non-income producing

 (g) The coupon rate will be determined upon settlement of the loan after period end.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$990
Total	$990

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$3,705	$--	$4,253	$--	$--
Total	$3,705	$--	$4,253	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,754	$--	$--	$3,754
Energy	19,493	--	19,493	--
Financials	320	320	--	--
Health Care	1	1	--	--
Industrials	24,162	--	--	24,162
Materials	28	28	--	--
Real Estate	10,209	--	10,209	--
Corporate Bonds	3,505,770	--	3,505,770	--
Bank Loan Obligations	225,976	--	225,506	470
Preferred Securities	194,178	--	194,178	--
Money Market Funds	409,561	409,561	--	--
Total Investments in Securities:	$4,393,452	$409,910	$3,955,156	$28,386

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $4,278,617,000. Net unrealized appreciation aggregated $114,835,000, of which $212,265,000 related to appreciated investment securities and $97,430,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global High Income Fund

July 31, 2017

GHI-QTLY-0917
1.926256.106

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 77.8%
		Principal Amount(a)	Value
Aerospace - 0.4%
DAE Funding LLC:
4.5% 8/1/22 (b)(c)		$50,000	$50,875
5% 8/1/24 (b)(c)		65,000	66,381
Finmeccanica Finance SA 5.25% 1/21/22	EUR	100,000	140,404
Leonardo SpA 4.875% 3/24/25	EUR	100,000	144,282

TOTAL AEROSPACE			401,942

Air Transportation - 0.8%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		350,000	364,000
Continental Airlines, Inc. 6.125% 4/29/18		55,000	56,444
Indira Gandhi International Airport 6.125% 10/31/26 (Reg. S)		200,000	213,500
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		200,000	207,980
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	46,492

TOTAL AIR TRANSPORTATION			888,416

Automotive - 0.5%
Schaeffler Finance BV 3.5% 5/15/22 (Reg. S)	EUR	200,000	241,495
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		300,000	309,000

TOTAL AUTOMOTIVE			550,495

Automotive & Auto Parts - 1.7%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		170,000	177,225
Faurecia SA 3.625% 6/15/23 (Reg. S)	EUR	100,000	124,811
Fiat Finance & Trade Ltd. SA 7.375% 7/9/18	EUR	200,000	252,111
IHO Verwaltungs GmbH 3.75% 9/15/26 pay-in-kind(Reg. S) (d)	EUR	300,000	371,118
Jaguar Land Rover PLC 2.2% 1/15/24 (Reg. S)	EUR	100,000	119,860
Lithia Motors, Inc. 5.25% 8/1/25 (b)		40,000	41,200
Metalsa SA de CV 4.9% 4/24/23 (b)		200,000	198,160
NMG Finco PLC 5.75% 8/1/22 (b)		200,000	205,000
Volkswagen International Finance NV 0.5% 3/30/21 (Reg. S)	EUR	100,000	118,483
ZF North America Capital, Inc.:
2.25% 4/26/19 (Reg. S)	EUR	100,000	122,287
2.75% 4/27/23 (Reg. S)	EUR	100,000	126,677

TOTAL AUTOMOTIVE & AUTO PARTS			1,856,932

Banks & Thrifts - 6.1%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(d)		200,000	208,500
Ally Financial, Inc.:
5.75% 11/20/25		445,000	476,150
8% 12/31/18		225,000	242,156
8% 11/1/31		1,115,000	1,383,958
Banco de Bogota SA 6.25% 5/12/26 (b)		200,000	214,440
Banco Internacional del Peru SAA 6.625% 3/19/29 (b)(d)		200,000	221,500
Banco Macro SA 6.75% 11/4/26 (b)(d)		150,000	154,311
General Motors Acceptance Corp. 8% 11/1/31		257,000	319,001
GTB Finance BV 6% 11/8/18 (b)		200,000	201,752
Industrial Senior Trust 5.5% 11/1/22 (b)		200,000	202,000
Itau Unibanco Holding SA 6.2% 12/21/21 (b)		350,000	379,400
JSC BGEO Group 6% 7/26/23 (b)		450,000	459,504
Mercury Bondco PLC 7.125% 5/30/21 pay-in-kind(Reg. S) (d)	EUR	100,000	123,611
Royal Bank of Scotland Group PLC:
3.625% 3/25/24 (Reg. S) (d)	EUR	100,000	122,958
5.125% 5/28/24		317,000	336,203
SB Capital SA 5.5% 2/26/24 (b)(d)		200,000	202,995
Times Property Holdings Ltd. 6.25% 1/23/20 (Reg. S)		200,000	202,248
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(d)		200,000	199,800
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (b)		200,000	195,450
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		200,000	202,798
Turkiye Vakiflar Bankasi TAO:
3.5% 6/17/19 (Reg. S)	EUR	100,000	121,056
6.875% 2/3/25 (Reg. S) (d)		200,000	203,880
Zenith Bank PLC:
6.25% 4/22/19 (b)		200,000	200,500
7.375% 5/30/22 (b)		200,000	197,200

TOTAL BANKS & THRIFTS			6,771,371

Broadcasting - 0.6%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	102,875
4.75% 8/1/25		125,000	126,100
Sirius XM Radio, Inc. 5% 8/1/27 (b)		105,000	107,245
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		268,430	266,886
7.625% 9/18/20 (Reg S.)		100,000	103,100

TOTAL BROADCASTING			706,206

Building Materials - 1.7%
Builders FirstSource, Inc. 5.625% 9/1/24 (b)		115,000	120,750
CEMEX Finance LLC:
4.625% 6/15/24	EUR	100,000	128,125
6% 4/1/24 (Reg. S)		250,000	265,313
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		200,000	209,980
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)		70,000	79,713
Grupo Cementos de Chihuahua S.A.B. de CV 5.25% 6/23/24 (b)		200,000	206,250
HD Supply, Inc. 5.75% 4/15/24 (b)		30,000	32,138
HeidelbergCement Finance Luxembourg SA 3.25% 10/21/21 (Reg. S)	EUR	300,000	398,054
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		100,000	96,250
Union Andina de Cementos SAA 5.875% 10/30/21 (Reg. S)		300,000	312,750
USG Corp. 4.875% 6/1/27 (b)		15,000	15,488

TOTAL BUILDING MATERIALS			1,864,811

Cable/Satellite TV - 5.3%
Altice SA:
7.625% 2/15/25 (b)		400,000	438,000
7.75% 5/15/22 (b)		235,000	249,688
Altice U.S. Finance SA 7.75% 7/15/25 (b)		400,000	446,500
Cable One, Inc. 5.75% 6/15/22 (b)		55,000	57,750
Cablevision SA 6.5% 6/15/21 (b)		200,000	211,964
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/27 (b)		545,000	563,394
5.5% 5/1/26 (b)		110,000	116,875
5.75% 1/15/24		615,000	647,288
5.75% 2/15/26 (b)		65,000	69,875
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		255,000	260,656
CSC Holdings, Inc. 5.5% 4/15/27 (b)		345,000	367,425
DISH DBS Corp. 5% 3/15/23		470,000	487,479
Myriad International Holding BV 5.5% 7/21/25 (b)		200,000	216,619
Telenet Finance VI Luxembourg SCA 4.875% 7/15/27 (Reg. S)	EUR	100,000	129,587
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
3.5% 1/15/27 (Reg. S)	EUR	100,000	122,730
5.5% 9/15/22 (Reg. S)	EUR	324,000	396,323
5.5% 1/15/23 (b)		180,000	186,750
UPCB Finance VII Ltd. 3.625% 6/15/29 (Reg. S)	EUR	100,000	117,693
Virgin Media Finance PLC 4.5% 1/15/25 (Reg. S)	EUR	100,000	124,654
VTR Finance BV 6.875% 1/15/24 (b)		400,000	426,500
Ziggo Bond Finance BV 6% 1/15/27 (b)		160,000	165,418
Ziggo Secured Finance BV 3.75% 1/15/25 (Reg. S)	EUR	100,000	124,151

TOTAL CABLE/SATELLITE TV			5,927,319

Chemicals - 1.3%
CF Industries Holdings, Inc.:
4.95% 6/1/43		90,000	76,950
5.15% 3/15/34		45,000	41,288
5.375% 3/15/44		40,000	36,000
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		175,000	183,313
Momentive Performance Materials, Inc. 3.88% 10/24/21		200,000	200,500
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)		140,000	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		70,000	70,438
5.25% 6/1/27 (b)		70,000	70,175
OCP SA 5.625% 4/25/24 (b)		200,000	215,800
Platform Specialty Products Corp. 6.5% 2/1/22 (b)		200,000	207,500
The Chemours Co. LLC 5.375% 5/15/27		25,000	26,344
Tronox Finance LLC 6.375% 8/15/20		75,000	75,375
Yingde Gases Investment Ltd. 7.25% 2/28/20 (Reg. S)		200,000	198,982

TOTAL CHEMICALS			1,402,665

Consumer Products - 0.1%
LHC3 PLC 4.125% 8/15/24 pay-in-kind (Reg. S) (d)	EUR	100,000	119,777
Containers - 1.9%
ARD Finance SA 7.125% 9/15/23 pay-in-kind		200,000	214,832
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
2.75% 3/15/24 (Reg. S)	EUR	100,000	121,280
6% 2/15/25 (b)		200,000	213,000
6.75% 5/15/24 (Reg. S)	EUR	100,000	132,788
7.25% 5/15/24 (b)		200,000	220,750
Ball Corp. 4.375% 12/15/23	EUR	200,000	269,492
Horizon Parent Holdings SARL 8.25% 2/15/22 pay-in-kind (d)	EUR	100,000	126,038
Kleopatra Holdings 1 SCA 8.5% 6/30/23 pay-in-kind(Reg. S)	EUR	100,000	116,604
OI European Group BV 6.75% 9/15/20 (Reg. S)	EUR	150,000	210,065
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20		285,000	291,413
Silgan Holdings, Inc.:
3.25% 3/15/25 (b)	EUR	100,000	121,772
3.25% 3/15/25 (Reg. S)	EUR	100,000	121,772

TOTAL CONTAINERS			2,159,806

Diversified Financial Services - 4.4%
Alpine Finance Merger Sub LLC 6.875% 8/1/25 (b)		85,000	88,188
Arrow Global Finance PLC 2.875% 4/1/25 (Reg. S) (d)	EUR	100,000	118,516
AssuredPartners, Inc. 7% 8/15/25 (b)		25,000	25,188
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)		45,000	48,825
Boing Group Financing PLC 6.625% 7/15/19 (Reg. S)	EUR	100,000	118,972
Cabot Financial SA (Luxembourg) 5.875% 11/15/21 (Reg. S) (d)	EUR	150,000	186,473
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		130,000	139,263
Comcel Trust 6.875% 2/6/24 (b)		200,000	211,200
Eagle Holding Co. II LLC 7.625% 5/15/22 pay-in-kind (b)(d)		30,000	31,200
Exela International LLC/Exela Financial, Inc. 10% 7/15/23 (b)		70,000	68,075
Garfunkelux Holdco 3 SA 7.5% 8/1/22 (Reg. S)	EUR	200,000	253,333
Gemdale Ever Prosperity Investment Ltd. 4.95% 7/26/22 (Reg. S)		300,000	299,825
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)		90,000	96,975
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		305,000	313,525
6.25% 2/1/22		30,000	31,228
6.75% 2/1/24		55,000	57,750
International Lease Finance Corp. 5.875% 8/15/22		175,000	198,072
International Personal Finance PLC 5.75% 4/7/21 (Reg S.)	EUR	100,000	109,194
MSCI, Inc. 5.75% 8/15/25 (b)		50,000	54,125
Navient Corp.:
5% 10/26/20		54,000	55,620
6.5% 6/15/22		65,000	69,225
7.25% 9/25/23		55,000	60,173
Orchestra Borrower LLC/Orchestra Co.-Issuer, Inc. 6.75% 6/15/22 (b)		40,000	42,006
Pontis IV Ltd. 5.125% 3/31/27 (b)		200,000	198,000
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		660,000	735,900
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)		60,000	60,075
SLM Corp.:
5.5% 1/25/23		475,000	485,056
6.125% 3/25/24		205,000	212,688
8% 3/25/20		190,000	210,140
Tervita Escrow Corp. 7.625% 12/1/21 (b)		35,000	35,525
Verisure Holding AB 6% 11/1/22 (Reg. S)	EUR	234,000	300,112

TOTAL DIVERSIFIED FINANCIAL SERVICES			4,914,447

Diversified Media - 0.2%
E.W. Scripps Co. 5.125% 5/15/25 (b)		15,000	15,525
MDC Partners, Inc. 6.5% 5/1/24 (b)		205,000	206,025

TOTAL DIVERSIFIED MEDIA			221,550

Energy - 10.7%
Afren PLC 10.25% 4/8/19 (b)(e)		285,920	86
Antero Resources Corp.:
5.125% 12/1/22		215,000	218,225
5.625% 6/1/23 (Reg. S)		80,000	82,000
Areva SA 4.875% 9/23/24	EUR	200,000	267,416
Borets Finance DAC 6.5% 4/7/22 (b)		200,000	211,750
Calfrac Holdings LP 7.5% 12/1/20 (b)		155,000	142,213
California Resources Corp. 8% 12/15/22 (b)		190,000	121,125
Callon Petroleum Co. 6.125% 10/1/24		25,000	26,000
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		20,000	19,875
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (b)		70,000	72,888
5.875% 3/31/25		80,000	86,700
Chesapeake Energy Corp.:
4.5536% 4/15/19 (d)		70,000	69,125
4.875% 4/15/22		180,000	165,600
5.75% 3/15/23		65,000	59,475
8% 12/15/22 (b)		222,000	235,320
8% 1/15/25 (b)		305,000	305,763
8% 6/15/27 (b)		400,000	400,000
Citgo Holding, Inc. 10.75% 2/15/20 (b)		155,000	163,138
Concho Resources, Inc.:
5.5% 10/1/22		55,000	56,719
5.5% 4/1/23		25,000	25,813
Consolidated Energy Finance SA:
4.9817% 6/15/22 (b)(d)		150,000	149,999
6.875% 6/15/25 (b)		230,000	241,500
Covey Park Energy LLC 7.5% 5/15/25 (b)		50,000	51,250
EDC Finance Ltd. 4.875% 4/17/20 (b)		200,000	204,467
Ensco PLC:
4.5% 10/1/24		140,000	106,707
5.2% 3/15/25		30,000	23,700
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)		35,000	35,350
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		15,000	14,850
6% 10/1/22		300,000	292,500
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)(c)		40,000	41,250
FTS International, Inc. 6.25% 5/1/22		160,000	138,800
Gaz Capital SA:
3.389% 3/20/20 (Reg. S)	EUR	100,000	124,283
3.6% 2/26/21 (Reg. S)	EUR	300,000	377,375
Gibson Energy, Inc. 6.75% 7/15/21 (b)		123,000	126,998
Gulfmark Offshore, Inc. 6.375% 3/15/22 (e)		330,000	61,050
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		320,000	303,840
5.75% 10/1/25 (b)		200,000	195,000
Hornbeck Offshore Services, Inc.:
5% 3/1/21		5,000	2,725
5.875% 4/1/20		5,000	3,000
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (Reg. S)		200,000	198,513
Kosmos Energy Ltd. 7.875% 8/1/21 (b)		200,000	205,000
Murphy Oil Corp. 6.875% 8/15/24		20,000	21,250
Neerg Energy Ltd. 6% 2/13/22 (Reg. S)		200,000	204,842
NGPL PipeCo LLC:
4.375% 8/15/22 (b)		15,000	15,431
4.875% 8/15/27 (b)		15,000	15,431
Noble Holding International Ltd.:
4.625% 3/1/21		8,000	6,738
6.05% 3/1/41		5,000	3,035
6.2% 8/1/40		85,000	51,850
7.75% 1/15/24		225,000	179,067
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		400,000	402,160
NuStar Logistics LP 5.625% 4/28/27		30,000	31,800
Oasis Petroleum, Inc. 6.875% 3/15/22		45,000	44,550
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)		380,000	183,350
Pacific Exploration and Production Corp. 10% 11/2/21 pay-in-kind (d)		88,000	98,120
Pan American Energy LLC 7.875% 5/7/21 (b)		400,000	432,356
Parsley Energy LLC/Parsley 6.25% 6/1/24 (b)		10,000	10,600
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		130,000	130,650
7.25% 6/15/25 (b)		70,000	68,600
Peabody Securities Finance Corp.:
6% 3/31/22 (b)		20,000	20,400
6.375% 3/31/25 (b)		25,000	25,250
Petrobras Energia SA 7.375% 7/21/23 (Reg. S)		100,000	104,600
Pride International, Inc. 7.875% 8/15/40		95,000	78,850
Puma International Financing SA 6.75% 2/1/21 (Reg. S)		200,000	206,092
Range Resources Corp. 4.875% 5/15/25		60,000	58,200
Repsol International Finance BV 4.5% 3/25/75 (Reg. S) (d)	EUR	200,000	252,013
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22		125,000	124,063
Sabine Pass Liquefaction LLC 5.625% 3/1/25		15,000	16,687
SM Energy Co.:
5% 1/15/24		65,000	60,450
5.625% 6/1/25		110,000	102,850
6.125% 11/15/22		150,000	147,000
6.5% 11/15/21		30,000	29,850
6.5% 1/1/23		15,000	14,850
6.75% 9/15/26		25,000	24,875
Summit Midstream Holdings LLC 5.75% 4/15/25		45,000	45,563
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21		110,000	114,950
6.375% 4/1/23		60,000	63,150
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (b)		35,000	36,006
5.375% 2/1/27 (b)		35,000	36,313
Teine Energy Ltd. 6.875% 9/30/22 (b)		85,000	86,063
TerraForm Power Operating LLC:
6.375% 2/1/23 (b)(d)		445,000	462,800
6.625% 6/15/25 (b)(d)		210,000	223,650
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		20,000	20,725
6.375% 5/1/24		45,000	49,163
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		431,097	464,550
Trinidad Drilling Ltd. 6.625% 2/15/25 (b)		25,000	23,563
Ultra Resources, Inc.:
6.875% 4/15/22 (b)		55,000	56,650
7.125% 4/15/25 (b)		40,000	40,790
Ultrapar Participacoes SA 5.25% 10/6/26 (b)		200,000	203,460
Weatherford International Ltd. 9.875% 2/15/24 (b)		115,000	123,338
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		40,000	43,100
WPX Energy, Inc.:
5.25% 9/15/24		105,000	103,425
6% 1/15/22		149,000	153,098
7.5% 8/1/20		65,000	69,550
8.25% 8/1/23		100,000	110,000
YPF SA:
8.5% 3/23/21 (b)		100,000	111,000
8.5% 7/28/25 (b)		400,000	444,120

TOTAL ENERGY			11,878,275

Entertainment/Film - 0.9%
AMC Entertainment Holdings, Inc. 6.125% 5/15/27		45,000	46,289
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)		170,000	170,000
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(d)		868,830	799,324

TOTAL ENTERTAINMENT/FILM			1,015,613

Environmental - 0.5%
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (b)(c)		25,000	25,500
Covanta Holding Corp.:
5.875% 3/1/24		110,000	107,525
5.875% 7/1/25		15,000	14,644
6.375% 10/1/22		95,000	97,375
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		245,000	258,475

TOTAL ENVIRONMENTAL			503,519

Food & Drug Retail - 1.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		125,000	111,875
6.625% 6/15/24 (b)		100,000	94,000
Albertsons, Inc.:
6.625% 6/1/28		75,000	65,625
7.45% 8/1/29		5,000	4,500
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (b)		90,000	77,400
9.375% 9/15/18 pay-in-kind (b)(d)		85,000	34,000
Casino Guichard Perrachon SA 5.976% 5/26/21 (d)	EUR	100,000	139,925
Cumberland Farms, Inc. 6.75% 5/1/25 (b)		25,000	26,688
Darling Global Finance BV 4.75% 5/30/22 (Reg. S)	EUR	100,000	124,488
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		200,000	206,000
Rite Aid Corp. 6.875% 12/15/28 (b)(d)		505,000	472,175
Tesco PLC 5.125% 4/10/47	EUR	100,000	126,742
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		165,000	133,650

TOTAL FOOD & DRUG RETAIL			1,617,068

Food/Beverage/Tobacco - 1.9%
Central American Bottling Corp. 5.75% 1/31/27 (b)		100,000	106,188
ESAL GmbH 6.25% 2/5/23 (b)		60,000	56,025
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		300,000	327,810
JBS Investments GmbH:
7.25% 4/3/24 (b)		45,000	43,763
7.75% 10/28/20 (b)		170,000	169,575
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		115,000	113,850
5.875% 7/15/24 (b)		10,000	9,925
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		45,000	46,969
4.875% 11/1/26 (b)		45,000	47,043
MHP SA 8.25% 4/2/20 (b)		200,000	213,000
Minerva Luxembourg SA:
6.5% 9/20/26 (b)		400,000	400,000
7.75% 1/31/23 (Reg. S)		200,000	210,000
Post Holdings, Inc.:
5.5% 3/1/25 (b)		75,000	79,125
5.75% 3/1/27 (b)		60,000	63,600
U.S. Foods, Inc. 5.875% 6/15/24 (b)		70,000	73,063
Vector Group Ltd. 6.125% 2/1/25 (b)		150,000	154,500

TOTAL FOOD/BEVERAGE/TOBACCO			2,114,436

Gaming - 2.1%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		405,000	437,906
Cleopatra Finance Ltd.:
4.125% 2/15/20	EUR	100,000	127,081
4.75% 2/15/23 (Reg. S)	EUR	200,000	257,782
Codere Finance (Luxembourg) SA 6.75% 11/1/21 (Reg. S)	EUR	100,000	120,463
Eldorado Resorts, Inc. 6% 4/1/25		15,000	16,050
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26		30,000	32,700
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)		130,000	137,638
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)		15,000	16,275
MGM Mirage, Inc. 8.625% 2/1/19		115,000	126,213
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (d)		305,000	324,825
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		15,000	15,450
Scientific Games Corp.:
7% 1/1/22 (b)		45,000	47,925
10% 12/1/22		270,000	301,050
Studio City Finance Ltd. 8.5% 12/1/20 (b)		200,000	207,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		45,000	45,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		95,000	97,256

TOTAL GAMING			2,310,614

Healthcare - 5.7%
Community Health Systems, Inc.:
6.25% 3/31/23		145,000	148,625
6.875% 2/1/22		280,000	240,100
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		100,000	102,625
DaVita HealthCare Partners, Inc. 5% 5/1/25		95,000	96,406
Eurofins Scientific SA 2.125% 7/25/24 (Reg. S)	EUR	100,000	119,012
FMC Finance VII SA 5.25% 2/15/21	EUR	250,000	344,782
HCA Holdings, Inc.:
5.875% 3/15/22		274,000	303,044
5.875% 2/15/26		85,000	92,650
7.5% 2/15/22		180,000	207,900
HealthSouth Corp.:
5.75% 11/1/24		150,000	153,000
5.75% 9/15/25		15,000	15,600
IMS Health, Inc.:
3.25% 3/15/25 (Reg. S)	EUR	200,000	243,238
5% 10/15/26 (b)		200,000	209,500
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)		55,000	54,038
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	160,425
5.5% 2/1/21		120,000	124,591
Tenet Healthcare Corp.:
4.625% 7/15/24 (b)		165,000	164,175
6.75% 6/15/23		470,000	464,125
7.5% 1/1/22 (b)		40,000	43,200
8.125% 4/1/22		755,000	812,380
THC Escrow Corp. III:
5.125% 5/1/25 (b)		210,000	211,313
7% 8/1/25 (b)		115,000	113,563
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		475,000	458,375
5.5% 3/1/23 (b)		115,000	98,038
5.875% 5/15/23 (b)		625,000	537,500
6.125% 4/15/25 (b)		130,000	110,663
6.5% 3/15/22 (b)		80,000	84,400
6.75% 8/15/21 (b)		30,000	28,350
7% 3/15/24 (b)		160,000	170,400
7.25% 7/15/22 (b)		25,000	23,563
7.5% 7/15/21 (b)		273,000	265,493
Vizient, Inc. 10.375% 3/1/24 (b)		80,000	92,500
Wellcare Health Plans, Inc. 5.25% 4/1/25		50,000	53,000

TOTAL HEALTHCARE			6,346,574

Homebuilders/Real Estate - 3.1%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		405,000	417,150
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		5,000	5,225
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)		15,000	15,825
6.5% 12/15/20 (b)		115,000	119,025
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	212,750
Central China Real Estate Ltd. 8.75% 1/23/21 (Reg. S)		200,000	212,458
Country Garden Holdings Co. Ltd. 7.5% 3/9/20 (Reg. S)		200,000	211,231
Evergrande Real Estate Group Ltd. 7% 3/23/20 (Reg. S)		200,000	202,239
Fantasia Holdings Group Co. Ltd. 7.375% 10/4/21 (Reg. S)		200,000	198,740
Future Land Development Holding Ltd. 5% 2/16/20 (Reg. S)		200,000	205,472
Howard Hughes Corp. 5.375% 3/15/25 (b)		110,000	114,263
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		150,000	166,481
Jingrui Holdings Ltd. 7.75% 4/12/20		200,000	192,251
KWG Property Holding Ltd. 6% 9/15/22 (Reg. S)		200,000	201,044
Lodha Developers International Ltd. 12% 3/13/20 (Reg. S)		200,000	210,849
Logan Property Holdings Co. Ltd. 5.25% 2/23/23 (Reg. S)		200,000	191,995
Marquee Land Pte. Ltd. 9.75% 8/5/19 (Reg. S)		37,000	38,950
Mattamy Group Corp. 6.875% 12/15/23 (b)		25,000	25,438
Oceanwide Holdings International 2015 Co., Ltd. 9.625% 8/11/20 (Reg. S)		200,000	207,963
Ryland Group, Inc. 5.375% 10/1/22		55,000	59,675
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		30,000	30,900
6.125% 4/1/25 (b)		30,000	30,975
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		90,000	88,200
William Lyon Homes, Inc. 5.875% 1/31/25		40,000	41,364

TOTAL HOMEBUILDERS/REAL ESTATE			3,400,463

Hotels - 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25 (b)		70,000	72,538
4.875% 4/1/27 (b)		40,000	41,700

TOTAL HOTELS			114,238

Insurance - 0.6%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		100,000	106,750
Assicurazioni Generali SpA 10.125% 7/10/42 (d)	EUR	100,000	164,544
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		140,000	146,300
Intrum Justitia AB 2.75% 7/15/22 (Reg. S)	EUR	150,000	179,987
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		75,000	77,625

TOTAL INSURANCE			675,206

Leisure - 0.1%
Cedar Fair LP/Magnum Management Corp. 5.375% 4/15/27 (b)		35,000	36,925
Silversea Cruises 7.25% 2/1/25 (b)		25,000	26,906

TOTAL LEISURE			63,831

Metals/Mining - 3.0%
Alpha Natural Resources, Inc. 9.75% 4/15/18		210,000	2,625
Anglo American Capital PLC:
1.75% 4/3/18 (Reg. S)	EUR	100,000	119,682
2.875% 11/20/20	EUR	100,000	127,485
ArcelorMittal SA:
3% 3/25/19 (Reg. S)	EUR	100,000	123,587
3.125% 1/14/22 (Reg. S)	EUR	100,000	128,959
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)		25,000	26,375
First Quantum Minerals Ltd.:
7% 2/15/21 (b)		85,000	88,188
7.25% 5/15/22 (b)		220,000	228,103
7.25% 4/1/23 (b)		350,000	360,500
7.5% 4/1/25 (b)		200,000	205,300
FMG Resources (August 2006) Pty Ltd. 4.75% 5/15/22 (b)		45,000	46,238
Freeport-McMoRan, Inc.:
6.5% 11/15/20		15,000	15,431
6.625% 5/1/21		15,000	15,356
6.75% 2/1/22		50,000	52,500
6.875% 2/15/23		215,000	233,275
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		200,000	204,500
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		40,000	45,700
Murray Energy Corp. 11.25% 4/15/21 (b)		150,000	113,879
New Gold, Inc. 6.375% 5/15/25 (b)		105,000	108,938
Novelis Corp. 5.875% 9/30/26 (b)		70,000	73,675
Polyus Finance PLC 5.25% 2/7/23 (b)		200,000	205,281
Southern Copper Corp. 7.5% 7/27/35		150,000	191,167
Stillwater Mining Co. 6.125% 6/27/22 (b)		200,000	196,600
Vedanta Resources PLC 6.375% 7/30/22 (b)		200,000	207,500
VM Holding SA 5.375% 5/4/27 (b)		200,000	207,500
Walter Energy, Inc. 9.5% 10/15/19 (b)(e)		155,000	0

TOTAL METALS/MINING			3,328,344

Paper - 0.3%
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)		30,000	31,500
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	200,000	255,997

TOTAL PAPER			287,497

Publishing/Printing - 0.7%
Cenveo Corp. 6% 8/1/19 (b)		145,000	124,338
Harland Clarke Holdings Corp. 8.375% 8/15/22 (b)		45,000	48,150
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		250,000	240,000
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(d)		410,000	410,000

TOTAL PUBLISHING/PRINTING			822,488

Railroad - 0.2%
RZD Capital Ltd. 3.3744% 5/20/21 (Reg. S)	EUR	200,000	252,074
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		160,000	160,899
4.625% 1/15/22 (b)		70,000	71,575
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		50,000	51,563
5% 6/1/24 (b)		195,000	203,288
5.25% 6/1/26 (b)		100,000	106,000
Landry's Acquisition Co. 6.75% 10/15/24 (b)		55,000	56,392

TOTAL RESTAURANTS			649,717

Services - 2.5%
APX Group, Inc.:
7.625% 9/1/23 (b)(c)		110,000	111,925
7.875% 12/1/22		515,000	560,063
8.75% 12/1/20		1,000,000	1,027,500
CDK Global, Inc. 4.875% 6/1/27 (b)		105,000	107,888
Ephios Holdco II PLC 8.25% 7/1/23 (Reg. S)	EUR	100,000	131,778
FTI Consulting, Inc. 6% 11/15/22		175,000	181,563
Herc Rentals, Inc.:
7.5% 6/1/22 (b)		41,000	44,383
7.75% 6/1/24 (b)		40,000	43,400
IHS Markit Ltd. 4.75% 2/15/25 (b)		65,000	68,413
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		220,000	178,200
Laureate Education, Inc. 8.25% 5/1/25 (b)		180,000	195,750
Prime Security One MS, Inc. 4.875% 7/15/32 (b)		51,000	46,940
TMS International Corp. 7.625% 10/15/21 (b)		55,000	57,613
United Rentals North America, Inc. 5.5% 5/15/27		45,000	47,475

TOTAL SERVICES			2,802,891

Steel - 0.5%
EVRAZ Group SA 5.375% 3/20/23 (b)		200,000	201,100
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		3,000	3,068
Metinvest BV 9.3725% 12/31/21 pay-in-kind (d)		130,336	123,754
Thyssenkrupp AG 3.125% 10/25/19 (Reg. S)	EUR	180,000	224,910

TOTAL STEEL			552,832

Super Retail - 0.4%
InRetail Shopping Malls 6.5% 7/9/21 (b)		200,000	209,700
Netflix, Inc. 4.375% 11/15/26 (b)		110,000	111,375
PetSmart, Inc.:
5.875% 6/1/25 (b)		70,000	67,200
8.875% 6/1/25 (b)		55,000	52,113

TOTAL SUPER RETAIL			440,388

Technology - 2.8%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		360,000	395,550
Brocade Communications Systems, Inc. 4.625% 1/15/23		140,000	143,675
CDW LLC/CDW Finance Corp. 5% 9/1/25		35,000	36,553
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		110,000	116,463
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.875% 6/15/21 (b)		65,000	68,169
7.125% 6/15/24 (b)		65,000	72,332
Gartner, Inc. 5.125% 4/1/25 (b)		40,000	42,300
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)		190,000	215,650
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		80,000	86,400
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		45,000	46,856
Jain International Trading BV 7.125% 2/1/22 (Reg. S)		200,000	199,945
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)		25,000	26,125
Micron Technology, Inc.:
5.25% 1/15/24 (b)		60,000	62,531
5.5% 2/1/25		85,000	90,180
NXP BV/NXP Funding LLC 4.625% 6/1/23 (b)		200,000	216,036
Parametric Technology Corp. 6% 5/15/24		20,000	21,525
Sabre GLBL, Inc. 5.25% 11/15/23 (b)		85,000	88,400
Sensata Technologies BV 4.875% 10/15/23 (b)		120,000	124,200
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		320,000	368,000
Tempo Acquisition LLC / Tempo 6.75% 6/1/25 (b)		55,000	57,031
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (b)		430,000	476,225
Western Digital Corp. 10.5% 4/1/24		110,000	130,213

TOTAL TECHNOLOGY			3,084,359

Telecommunications - 8.7%
Altice Financing SA 5.25% 2/15/23 (Reg. S)	EUR	100,000	125,223
Altice Finco SA:
7.625% 2/15/25 (b)		400,000	429,000
8.125% 1/15/24 (b)		200,000	217,000
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		200,000	208,820
8.625% 5/6/19 (Reg. S)		200,000	208,820
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	187,500
Cellnex Telecom Sau 2.375% 1/16/24 (Reg. S)	EUR	200,000	243,773
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (b)		15,000	15,600
5.375% 3/15/27 (b)		15,000	15,844
Digicel Group Ltd. 6% 4/15/21 (Reg. S)		200,000	194,400
Equinix, Inc. 5.375% 5/15/27		50,000	54,063
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		245,000	250,402
GCI, Inc. 6.875% 4/15/25		85,000	92,438
Globo Comunicacao e Participacoes SA 4.875% 4/11/22 (Reg. S)		250,000	258,750
GTH Finance BV 7.25% 4/26/23 (b)		200,000	223,820
Intelsat Jackson Holdings SA:
8% 2/15/24 (b)		260,000	282,425
9.75% 7/15/25 (b)		80,000	82,600
Millicom International Cellular SA 6.625% 10/15/21 (b)		200,000	208,042
MTS International Funding Ltd. 5% 5/30/23 (b)		350,000	357,000
Neptune Finco Corp.:
10.125% 1/15/23 (b)		350,000	407,313
10.875% 10/15/25 (b)		200,000	249,500
Nokia Corp.:
3.375% 6/12/22		35,000	35,415
4.375% 6/12/27		45,000	46,350
Sable International Finance Ltd. 6.875% 8/1/22 (b)		445,000	480,044
SFR Group SA 7.375% 5/1/26 (b)		55,000	59,538
Sprint Capital Corp.:
6.9% 5/1/19		615,000	654,206
8.75% 3/15/32		240,000	297,600
Sprint Communications, Inc. 6% 11/15/22		40,000	42,200
Sprint Corp.:
7.125% 6/15/24		200,000	219,250
7.25% 9/15/21		10,000	11,100
7.875% 9/15/23		540,000	612,900
T-Mobile U.S.A., Inc.:
6% 4/15/24		120,000	129,000
6.5% 1/15/26		120,000	133,500
6.625% 4/1/23		325,000	343,688
6.836% 4/28/23		285,000	302,456
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		200,000	206,203
Telecom Italia SpA:
3.625% 5/25/26 (Reg. S)	EUR	100,000	133,406
4.875% 9/25/20 (Reg. S)	EUR	100,000	135,321
5.25% 3/17/55	EUR	100,000	134,958
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		200,000	208,000
UPCB Finance IV Ltd. 4% 1/15/27 (Reg. S)	EUR	300,000	372,350
VimpelCom Holdings BV 4.95% 6/16/24 (b)		200,000	201,250
Wind Acquisition Finance SA 4% 7/15/20 (Reg. S)	EUR	350,000	419,509
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (b)		135,000	143,100

TOTAL TELECOMMUNICATIONS			9,633,677

Textiles/Apparel - 0.4%
Novalis Sas 3% 4/30/22 (Reg. S)	EUR	200,000	244,242
Prime Bloom Holdings Ltd. 7.5% 12/19/19 (Reg. S)		200,000	198,090

TOTAL TEXTILES/APPAREL			442,332

Transportation Ex Air/Rail - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		155,000	133,688
Teekay Corp. 8.5% 1/15/20		145,000	145,725

TOTAL TRANSPORTATION EX AIR/RAIL			279,413

Utilities - 5.2%
ContourGlobal Power Holdings SA 5.125% 6/15/21 (Reg. S)	EUR	100,000	124,187
DPL, Inc. 6.75% 10/1/19		500,000	525,000
Dynegy, Inc.:
5.875% 6/1/23		70,000	67,200
7.375% 11/1/22		105,000	106,071
7.625% 11/1/24		245,000	241,631
8% 1/15/25 (b)		45,000	44,550
Enel SpA 5% 1/15/75 (d)	EUR	300,000	385,327
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (e)		31,737	44,591
12.25% 3/1/22 (b)(d)(e)		650,609	964,529
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	196,499
InterGen NV 7% 6/30/23 (b)		610,000	597,800
Listrindo Capital BV 4.95% 9/14/26 (b)		200,000	200,800
NRG Energy, Inc. 6.625% 3/15/23		310,000	321,044
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		316,375	340,894
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		30,000	31,650
Petrobras Global Finance BV:
4.75% 1/14/25	EUR	200,000	248,552
7.375% 1/17/27		200,000	216,500
Petrobras International Finance Co. Ltd. 5.375% 1/27/21		300,000	308,250
PPL Energy Supply LLC 6.5% 6/1/25		50,000	36,125
PT Saka Energi Indonesia 4.45% 5/5/24 (Reg. S)		200,000	203,158
RJS Power Holdings LLC 4.625% 7/15/19 (b)(d)		73,000	72,088
Shandong Energy Australia Pty Ltd. 4.55% 7/26/20 (Reg. S)		200,000	200,965
TXU Corp.:
5.55% 11/15/14 (e)		1,361,000	149,710
6.5% 11/15/24 (e)		475,000	52,250
6.55% 11/15/34 (e)		1,000,000	110,000

TOTAL UTILITIES			5,789,371

TOTAL NONCONVERTIBLE BONDS
(Cost $84,229,945)			86,190,957
		Shares	Value

Common Stocks - 1.4%
Automotive & Auto Parts - 0.2%
Chassix Holdings, Inc. (f)		3,510	118,638
General Motors Co.		3,168	113,985

TOTAL AUTOMOTIVE & AUTO PARTS			232,623

Chemicals - 0.2%
LyondellBasell Industries NV Class A		2,100	189,189
Energy - 0.2%
Contura Energy, Inc.		25	1,735
Contura Energy, Inc. warrants 7/26/23 (f)		41	1,146
Extraction Oil & Gas, Inc.		1,041	12,679
LINN Energy, Inc. (f)		491	17,259
Ovation Acquisition I LLC (f)(g)		60,306	1
Pacific Exploration and Production Corp.		4,954	138,040
Southwestern Energy Co. (f)		1,423	8,111
The Williams Companies, Inc.		1,900	60,382

TOTAL ENERGY			239,353

Food/Beverage/Tobacco - 0.2%
U.S. Foods Holding Corp. (f)		6,800	191,420
Gaming - 0.1%
Penn National Gaming, Inc. (f)		4,600	92,736
Healthcare - 0.2%
HCA Holdings, Inc. (f)		2,600	208,884
Legend Acquisition, Inc. (f)		2,128	42,560
Legend Acquisition, Inc.:
Class A warrants (f)		2,195	0
Class B warrants (f)		2,894	0

TOTAL HEALTHCARE			251,444

Homebuilders/Real Estate - 0.0%
Keane Group, Inc.		1,100	16,863
Hotels - 0.1%
Extended Stay America, Inc. unit		7,700	152,229
Metals/Mining - 0.0%
Alpha Natural Resources Holdings, Inc. (f)		363	1,543
ANR, Inc. (f)		363	4,356
Warrior Met Coal, Inc. Class A		1,129	23,446

TOTAL METALS/MINING			29,345

Services - 0.2%
United Rentals, Inc. (f)		1,300	154,648
WP Rocket Holdings, Inc. (f)(g)		356,213	21,373

TOTAL SERVICES			176,021

Steel - 0.0%
ANR, Inc. rights 3/31/23 (f)		216,142	2
TOTAL COMMON STOCKS
(Cost $2,527,239)			1,571,225

Convertible Preferred Stocks - 0.5%
Energy - 0.0%
Southwestern Energy Co. Series B 6.25%		5,200	71,988
Healthcare - 0.4%
Allergan PLC 5.50%		300	268,125
Teva Pharmaceutical Industries Ltd. 7%		250	144,700

TOTAL HEALTHCARE			412,825

Utilities - 0.1%
Dynegy, Inc. 7.00%		1,600	102,080
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $798,774)			586,893
		Principal Amount(a)	Value

Bank Loan Obligations - 3.9%
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19		17,397	17,397
Cable/Satellite TV - 0.2%
WideOpenWest Finance LLC Tranche B, term loan 4.4756% 8/19/23 (d)		210,000	209,966
Containers - 0.0%
Consolidated Container Co. Tranche B 1LN, term loan 4.7261% 5/22/24 (d)		10,000	10,075
Diversified Financial Services - 0.1%
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 4.24% 4/27/24 (d)		125,000	125,235
Energy - 0.9%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 5.7339% 5/18/23 (d)		225,000	225,563
Bcp Raptor LLC Tranche B, term loan 5.5072% 6/22/24 (d)		50,000	50,188
California Resources Corp. Tranche 1LN, term loan 11.6006% 12/31/21 (d)		230,000	247,365
Chesapeake Energy Corp. Tranche 1LN, term loan 8.6864% 8/23/21 (d)		85,000	91,184
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.9324% 5/16/21 (d)		255,000	247,776
Citgo Holding, Inc. Tranche B, term loan 9.7964% 5/12/18 (d)		34,187	34,647
FTS International, Inc. Tranche B, term loan 5.9839% 4/16/21 (d)		15,000	12,900
Pacific Drilling SA Tranche B, term loan 4.75% 6/3/18 (d)		48,000	18,040
Seadrill Operating LP Tranche B, term loan 4.2964% 2/21/21 (d)		99,331	67,876

TOTAL ENERGY			995,539

Gaming - 0.1%
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 4.2339% 5/8/21 (d)		4,988	5,024
Scientific Games Corp. term loan 8/14/24 (h)		45,000	45,197

TOTAL GAMING			50,221

Healthcare - 0.1%
U.S. Renal Care, Inc. Tranche 2LN, term loan 9.2964% 12/31/23 (d)		110,000	106,700
Homebuilders/Real Estate - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.4218% 11/4/22 (d)		4,681	4,681
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5639% 8/14/22 (d)		4,987	5,001
Asurion LLC term loan 8/4/25 (h)		20,000	20,494
USI, Inc. Tranche, term loan 4.1796% 5/16/24 (d)		15,000	14,953

TOTAL INSURANCE			40,448

Leisure - 0.0%
Equinox Holdings, Inc.:
Tranche 2LN, term loan 8.2261% 9/8/24 (d)		5,000	5,088
Tranche B 1LN, term loan 4.4839% 3/8/24 (d)		9,975	10,047

TOTAL LEISURE			15,135

Metals/Mining - 0.0%
Murray Energy Corp. Tranche B 2LN, term loan 8.5464% 4/16/20 (d)		39,559	38,421
Paper - 0.0%
Caraustar Industries, Inc. Tranche B, term loan 6.7964% 3/14/22 (d)		9,975	10,030
Publishing/Printing - 0.1%
Harland Clarke Holdings Corp. Tranche B 6LN, term loan 6.7964% 2/9/22 (d)		84,465	84,824
Restaurants - 0.3%
Burger King Worldwide, Inc. Tranche B, term loan 3.5082% 2/17/24 (d)		303,613	303,449
Services - 0.8%
Ancestry.Com Operations, Inc. Tranche 2LN, term loan 9.48% 10/19/24 (d)		54,000	55,080
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 5.5069% 6/21/24 (d)		205,000	206,538
Everi Payments, Inc. Tranche B, term loan 5.7544% 5/9/24 (d)		230,000	232,778
KUEHG Corp. Tranche B 1LN, term loan 5.0464% 8/13/22 (d)		291,276	293,096
Laureate Education, Inc. Tranche B 1LN, term loan 5.7261% 4/26/24 (d)		104,738	105,948

TOTAL SERVICES			893,440

Technology - 0.5%
Compuware Corp. term loan 9.55% 12/15/22 (d)		148,593	149,893
First Data Corp. Tranche B 1LN, term loan 3.7272% 4/26/24 (d)		40,000	40,214
Kronos, Inc. term loan 9.4196% 11/1/24 (d)		115,000	119,217
Renaissance Learning, Inc.:
Tranche 1LN, term loan 5.0464% 4/9/21 (d)		106,700	107,367
Tranche 2LN, term loan 8.2964% 4/9/22 (d)		95,000	94,684

TOTAL TECHNOLOGY			511,375

Telecommunications - 0.4%
Digicel International Finance Ltd. Tranche B, term loan 4.94% 5/25/24 (d)		20,000	20,235
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 4.0003% 6/30/19 (d)		245,000	244,182
Sable International Finance Ltd. term loan 1/31/25 (h)		190,000	190,053

TOTAL TELECOMMUNICATIONS			454,470

Utilities - 0.4%
Energy Future Holdings Corp. Tranche B, term loan 4.2221% 6/23/18 (d)		400,000	402,800
TOTAL BANK LOAN OBLIGATIONS
(Cost $4,155,513)			4,274,206

Preferred Securities - 7.5%
Banks & Thrifts - 4.2%
Alfa Bond Issuance PLC 8% (Reg. S) (d)(i)		200,000	216,418
Banco Do Brasil SA 9% (b)(d)(i)		100,000	104,845
Banco Mercantil del Norte SA 7.625% (b)(d)(i)		220,000	232,801
Bank of East Asia Ltd. 5.5% (Reg. S) (d)(i)		200,000	203,001
Barclays Bank PLC 7.625% 11/21/22		420,000	492,920
Barclays PLC 8% (d)(i)	EUR	200,000	267,886
China CITIC Bank International Ltd. 4.25% (Reg. S) (d)(i)		200,000	199,160
Chong Hing Bank Ltd. 6.5% (d)(i)		200,000	212,625
Citigroup, Inc. 5.35% (d)(i)		550,000	574,497
Credit Agricole SA:
6.5%(Reg. S) (d)(i)	EUR	200,000	266,520
6.625%(b)(d)(i)		315,000	332,785
7.875% (b)(d)(i)		200,000	227,273
8.125% (b)(d)(i)		200,000	240,472
Intesa Sanpaolo SpA 8.047% (d)(i)	EUR	350,000	443,026
Royal Bank of Scotland Group PLC 8.625% (d)(i)		200,000	222,376
Standard Chartered PLC 7.5% (b)(d)(i)		200,000	224,559
Woori Bank 4.5% (Reg. S) (d)(i)		200,000	203,043

TOTAL BANKS & THRIFTS			4,664,207

Building Materials - 0.2%
Wisdom Glory Group Ltd. 5.25% (Reg. S) (d)(i)		200,000	202,796
Cable/Satellite TV - 0.1%
SES SA 4.625% (Reg. S) (d)(i)	EUR	100,000	130,435
Chemicals - 0.1%
Solvay SA 5.869% (Reg. S) (d)(i)	EUR	100,000	139,320
Consumer Products - 0.5%
Cosan Overseas Ltd. 8.25% (i)		500,000	511,364
Diversified Financial Services - 0.2%
Hutchison Whampoa Europe Finance, Ltd. 3.75% (Reg. S) (d)(i)	EUR	150,000	182,913
Magnesita Finance Ltd. 8.625% (b)(i)		30,000	30,341

TOTAL DIVERSIFIED FINANCIAL SERVICES			213,254

Energy - 0.2%
Gas Natural Fenosa Finance BV 4.125% (Reg. S) (d)(i)	EUR	200,000	261,720
Healthcare - 0.2%
Fullerton Healthcare Corp. Ltd. 7% (Reg. S) (d)(i)		200,000	202,475
Homebuilders/Real Estate - 0.6%
Grand City Properties SA 3.75% (d)(i)	EUR	200,000	252,381
Moon Wise Global Ltd. 9% (Reg. S) (d)(i)		200,000	212,175
RKI Overseas Finance 2017 (A) 7% (Reg. S) (i)		200,000	195,206

TOTAL HOMEBUILDERS/REAL ESTATE			659,762

Metals/Mining - 0.2%
Yancoal International Resources Development Co. Ltd. 5.75% (Reg. S) (d)(i)		200,000	208,206
Telecommunications - 0.8%
Koninklijke KPN NV 6.125% (Reg. S) (d)(i)	EUR	200,000	263,093
Telefonica Europe BV:
5% (Reg. S) (d)(i)	EUR	300,000	389,679
6.5% (Reg. S) (d)(i)	EUR	200,000	265,249

TOTAL TELECOMMUNICATIONS			918,021

Utilities - 0.2%
PTTEP Treasury Center Co. Ltd. 4.6% (Reg. S) (d)(i)		200,000	204,415
TOTAL PREFERRED SECURITIES
(Cost $7,903,448)			8,315,975
		Shares	Value

Money Market Funds - 7.8%
Fidelity Cash Central Fund, 1.11% (j)
(Cost $8,645,886)		8,644,659	8,646,388
TOTAL INVESTMENT PORTFOLIO - 98.9%
(Cost $108,260,805)			109,585,644
NET OTHER ASSETS (LIABILITIES) - 1.1%			1,245,250
NET ASSETS - 100%			$110,830,894

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,350,465 or 40.0% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Non-income producing - Security is in default.

 (f) Non-income producing

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,374 or 0.0% of net assets.

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ovation Acquisition I LLC	12/23/15	$603
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$184,731

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,025
Fidelity Securities Lending Cash Central Fund	35
Total	$16,060

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$669,008	$550,370	$--	$118,638
Consumer Staples	1	--	--	1
Energy	340,687	245,251	95,434	2
Health Care	664,269	208,884	412,825	42,560
Industrials	192,884	171,511	--	21,373
Materials	189,189	189,189	--	--
Utilities	102,080	--	102,080	--
Corporate Bonds	86,190,957	--	86,188,246	2,711
Bank Loan Obligations	4,274,206	--	4,256,809	17,397
Preferred Securities	8,315,975	--	8,315,975	--
Money Market Funds	8,646,388	8,646,388	--	--
Total Investments in Securities:	$109,585,644	$10,011,593	$99,371,369	$202,682

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $107,667,768. Net unrealized appreciation aggregated $1,917,876, of which $6,585,313 related to appreciated investment securities and $4,667,437 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2017